UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 10/31/2009

Item 1 –	Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Annual Report

OCTOBER 31, 2009

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock EcoSolutions Investment Trust (BQR)

BlackRock Energy and Resources Trust (BGR)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock International Growth and Income Trust (BGY)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

BlackRock Dividend AchieversTM Trust (BDV), BlackRock Enhanced Dividend AchieversTM Trust (BDJ), BlackRock Strategic Dividend AchieversTM Trust (BDT), BlackRock EcoSolutions Investment Trust (BQR), BlackRock Energy and Resources Trust (BGR), BlackRock Global Opportunities Equity Trust (BOE), BlackRock Health Sciences Trust (BME), BlackRock International Growth and Income Trust (BGY), BlackRock Real Asset Equity Trust (BCF) and BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (collectively, the “Trusts”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Directors/Trustees (the “Board”), each have adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (“Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a quarterly basis:

Exchange Symbol	Amount Per Common Share

BDV	$ 0.162500
BDJ	$ 0.245000
BDT	$ 0.162500
BQR	$ 0.300000
BGR	$ 0.405000
BOE	$ 0.568750
BME	$ 0.384375
BGY	$ 0.455100
BCF	$ 0.271800
BQY	$ 0.187500

The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a quarterly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Trusts to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate a Trust’s Plan without prior notice if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Trust’s prospectus for a more complete description of its risks.

Please refer to the Additional Information for a cumulative summary of the Section 19(a) notices for each Trust’s current fiscal period. Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website www.blackrock.com.

2	ANNUAL REPORT	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment-from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month

US equities (S&P 500 Index)	20.04%	9.80%

Small cap US equities (Russell 2000 Index)	16.21	6.46

International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of October 31, 2009	BlackRock Dividend AchieversTM Trust

Investment Objective

BlackRock Dividend AchieversTM Trust (BDV) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation. The Trust recently implemented an option writing (selling) strategy to help enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned (2.21)% based on market price and (3.75)% based on net asset value (“NAV”). For the same period, the benchmark Mergent Broad Dividend Achievers Index (“Dividend Achievers Index”) returned (0.63)% on a NAV basis, and the broader market, measured by the Russell 1000 Index and the Russell 1000 Value Index, returned 11.20% and 4.78%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s strategy is to generate above-average current income through positions in larger-cap stocks with attractive dividend yields, selected primarily from the Dividend Achievers Index. Over the period, this strategy was negatively affected by three factors: (1) higher-yielding stocks underperformed the broader market; (2) the drive for yield meant higher exposure to the financials sectors, which underperformed; and (3) mid-cap stocks outperformed large-cap stocks and growth stocks outperformed value stocks, each hurting the larger-cap, value-oriented Trust. Further, the enhancement in early 2009 to the Trust’s strategy — writing calls on approximately 20% of the portfolio — added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BDV
Initial Offering Date	December 23, 2003
Yield based on Closing Market Price as of October 31, 2009 ($8.27)[1]	7.86%
Current Quarterly Distribution per Common Share[2]	$0.1625
Current Annualized Distribution per Common Share[2]	$0.6500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$8.27	$9.20	(10.11)%	$9.84	$5.05
Net Asset Value	$9.14	$10.33	(11.52)%	$10.71	$6.69

The following unaudited charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

International Business Machines Corp.	5%
Chevron Corp.	5
Wells Fargo & Co.	5
Coca-Cola Co. (The)	4
Pfizer, Inc.	4
ExxonMobil Corp.	4
AT&T Inc.	4
Wal-Mart Stores, Inc.	4
Johnson & Johnson	3
Abbott Laboratories	3

Sector Allocations

	10/31/09	10/31/08

Consumer Staples	22%	17%
Health Care	15	15
Industrials	15	10
Financials	13	28
Energy	9	6
Consumer Discretionary	8	8
Information Technology	6	2
Telecommunication Services	5	5
Utilities	4	8
Materials	3	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	ANNUAL REPORT	OCTOBER 31, 2009

Trust Summary as of October 31, 2009	BlackRock Enhanced Dividend AchieversTM Trust

Investment Objective

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (the “Trust”) seeks to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in common stocks that pay above average dividends and have the potential for capital appreciation and by utilizing an option writing (selling) strategy to enhance distributions paid to the Trust’s shareholders.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 8.08% based on market price and (1.63)% based on NAV. For the same period, the benchmark Dividend Achievers Index returned (0.63)% on a NAV basis, and the broader market, measured by the Russell 1000 Index and the Russell 1000 Value Index, returned 11.20% and 4.78%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In addition to covered call writing, the Trust seeks to generate income through positions in larger-cap stocks with attractive dividend yields, selected primarily from the Dividend Achievers Index. Over the period, this strategy was negatively affected by three factors: (1) higher-yielding stocks underperformed the market; (2) the drive for yield meant higher exposure to the financials sectors, which underperformed; and (3) mid-cap stocks outperformed large-cap stocks and growth stocks outperformed value stocks, each hurting the larger-cap, value-oriented Trust. Driven by near-record-high volatility, rich option call premiums received on the covered call portion of the Trust’s strategy during the early months of the period offset some of these negative impacts. This benefit was partially offset by the negative impact of the call options on capital appreciation as equity markets rallied in the second half of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BDJ
Initial Offering Date	August 31, 2005
Yield based on Closing Market Price as of October 31, 2009 ($7.89)[1]	12.42%
Current Quarterly Distribution per Common Share[2]	$0.245
Current Annualized Distribution per Common Share[2]	$0.980

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$7.89	$8.47	(6.85)%	$9.30	$5.04
Net Asset Value	$8.13	$9.59	(15.22)%	$9.93	$6.39

The following unaudited charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Chevron Corp.	5%
International Business Machines Corp.	5
Coca-Cola Co. (The)	4
Wells Fargo & Co.	4
Pfizer, Inc.	4
ExxonMobil Corp.	4
AT&T Inc.	4
Wal-Mart Stores, Inc.	4
Johnson & Johnson	3
Abbott Laboratories	3

Sector Allocations

	10/31/09	10/31/08

Consumer Staples	22%	17%
Health Care	16	16
Industrials	14	9
Financials	12	27
Energy	9	6
Consumer Discretionary	8	8
Information Technology	6	2
Telecommunication Services	6	6
Utilities	4	8
Materials	3	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2009	5

Trust Summary as of October 31, 2009	BlackRock Strategic Dividend AchieversTM Trust

Investment Objective

BlackRock Strategic Dividend AchieversTM Trust (BDT) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing primarily in common stocks of small to mid-capitalization companies that pay above average dividends and have potential for capital appreciation. The Trust recently implemented an option writing (selling) strategy to help enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 0.86% based on market price and (1.10)% based on NAV. For the same period, the benchmark Dividend Achievers Index returned (0.63)% on a NAV basis, and the broader market, as measured by the Russell 1000 Index and the Russell 1000 Value Index, returned 11.20% and 4.78%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s strategy is to generate above-average current income through positions in mid-and small-cap stocks with attractive dividend yields, selected primarily from the broad list of Dividend Achievers. Over the period, this strategy was negatively affected by three factors: (1) higher-yielding stocks underperformed the broader market; (2) the drive for yield meant higher exposure to the financials sectors, which underperformed; and (3) growth stocks outperformed value stocks, hurting the value-oriented Trust. Offsetting some of these negative impacts was the strong outperformance of mid-cap stocks, which represent almost half of the Trust. Further, the enhancement in early 2009 to the Trust’s strategy — writing calls on approximately 20% of the portfolio — added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BDT
Initial Offering Date	March 30, 2004
Yield based on Closing Market Price as of October 31, 2009 ($8.37)[1]	7.77%
Current Quarterly Distribution per Common Share[2]	$0.1625
Current Annualized Distribution per Common Share[2]	$0.6500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$8.37	$9.01	(7.10)%	$9.42	$5.38
Net Asset Value	$9.72	$10.67	(8.90)%	$10.92	$6.95

The following unaudited charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

J.M. Smucker Co. (The)	2%
Nordstrom, Inc.	2
Avery Dennison Corp.	2
H&R Block, Inc.	2
Stanley Works (The)	2
Linear Technology Corp.	2
Dover Corp.	2
M&T Bank Corp.	2
Pitney Bowes, Inc.	2
Hormel Foods Corp.	2

Sector Allocations

	10/31/09	10/31/08

Financials	33%	38%
Industrials	20	13
Utilities	13	18
Consumer Discretionary	11	16
Consumer Staples	9	5
Materials	6	6
Health Care	3	1
Information Technology	3	2
Energy	1	—
Telecommunication Services	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

6	ANNUAL REPORT	OCTOBER 31, 2009

Trust Summary as of October 31, 2009	BlackRock EcoSolutions Investment Trust

Investment Objective

BlackRock EcoSolutions Investment Trust (BQR) (the “Trust”) seeks to provide current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing substantially all of its assets in equity securities issued by companies that are engaged in one or more of the new energy, water resources and agriculture business segments and utilizing an option writing (selling) strategy to enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 28.88% based on market price and 19.64% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 22.81% on a market price basis and 15.51% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Some of the agribusiness companies involved in grain handling were among the contributors to the Trust’s performance during the reporting period. This has been driven by a good harvest — and therefore higher volumes — in the US. Companies with exposure to sugar and palm oil also performed well. In the alternative energy space, companies involved with smart grid technologies benefited from the US stimulus package. Conversely, fertilizer companies performed poorly during the year. The financial crisis meant that financing was withdrawn from the global farming business. Farmers around the world, therefore, cut back on fertilizer application in 2009, which resulted in a supply surplus and a collapse in fertilizer prices. The Trust’s cash position, which was 6% of net assets at period-end, had a slightly negative effect on performance. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BQR
Initial Offering Date	September 28, 2007
Yield based on Closing Market Price as of October 31, 2009 ($10.23)[1]	11.73%
Current Quarterly Distribution per Common Share[2]	$0.30
Current Annualized Distribution per Common Share[2]	$1.20

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$10.23	$9.20	11.20%	$12.58	$5.68
Net Asset Value	$10.56	$10.23	3.23%	$11.24	$7.94

The following unaudited charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Vestas Wind Systems A/S	3%
Monsanto Co.	3
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	3
Potash Corp. of Saskatchewan, Inc.	2
Tetra Tech, Inc.	2
Syngenta AG	2
Cia de Saneamento de Minas Gerias-COPASA	2
Itron, Inc.	2
Umicore	2
Johnson Matthey Plc	2

Industry Allocations

	10/31/09	10/31/08

Chemicals	26%	27%
Water Utilities	21	19
Food Products	11	7
Electrical Equipment	9	11
Machinery	8	10
Electric Utilities	3	3
Electronic Equipment, Instruments & Components	3	3
Commercial Services & Supplies	3	3
Multi-Utilities	3	5
Real Estate Investment Trusts (REITs)	3	3
Independent Power Producers & Energy Traders	3	2
Oil, Gas & Consumable Fuels	2	2
Construction & Engineering	2	1
Other[1]	3	4

[1]

Other includes a 1% holding in each of the following industries; for 10/31/09, Paper & Forest Products, Road & Rail and Industrial Conglomerates and for 10/31/08, Paper & Forest Products, Industrial Conglomerates, Investment Companies and Auto Components.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2009	7

Trust Summary as of October 31, 2009	BlackRock Energy and Resources Trust

Investment Objective

BlackRock Energy and Resources Trust (BGR) (formerly BlackRock Global Energy and Resources Trust) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 34.63% based on market price and 25.54% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned 22.81% on a market price basis and 15.51% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Equity holdings in oil, gas and consumable fuels, metals and mining, and gold and other precious metals drove strong portfolio performance during the reporting period. These segments were among the first to rebound from market lows in March 2009, driven by a weaker US dollar, attractive valuations and improving supply/demand dynamics across natural resources. On the negative side, the Trust holds an outsized allocation to oil and gas exploration and production, which performed positively, but did not keep pace with other segments of the investment universe. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BGR
Initial Offering Date	December 29, 2004
Yield based on Closing Market Price as of October 31, 2009 ($22.18)[1]	7.30%
Current Quarterly Distribution per Common Share[2]	$0.405
Current Annualized Distribution per Common Share[2]	$1.620

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$22.18	$17.99	23.29%	$25.00	$10.50
Net Asset Value	$23.81	$20.71	14.97%	$25.99	$13.88

The following unaudited charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Whiting Petroleum Corp.	5%
Transocean Ltd.	4
Consol Energy, Inc.	4
Occidental Petroleum Corp.	4
PetroHawk Energy Corp.	4
Petroleo Brasileiro SA - ADR	4
Massey Energy Co.	3
Peabody Energy Corp.	3
Penn Virginia Corp.	3
National Oilwell Varco, Inc.	3

Industry Allocations

	10/31/09	10/31/08

Oil, Gas & Consumable Fuels	70%	74%
Energy Equipment & Services	20	17
Metals & Mining	4	3
Gas Utilities	4	1
Chemicals	1	2
Construction & Engineering	1	—
Independent Power Producers & Energy Traders	—	2
Marine	—	1

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

8	ANNUAL REPORT	OCTOBER 31, 2009

Trust Summary as of October 31, 2009	BlackRock Global Opportunities Equity Trust

Investment Objective

BlackRock Global Opportunities Equity Trust (BOE) (the “Trust”) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

The Board approved a change to the Trust’s non-fundamental investment policies during the period. Please refer to page 100 in the Additional Information section.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 34.97% based on market price and 20.50% based on NAV. For the same period, the benchmark S&P Global Broad Market Index posted a return of 25.44%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Stock selection was the main driver of performance. Positioning across materials, consumer discretionary, health care and consumer staples contributed positively to relative returns. In contrast, selection within financials, information technology and industrials were a drag on final results. Overweights in energy and materials were also detractors. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BOE
Initial Offering Date	May 31, 2005
Yield based on Closing Market Price as of October 31, 2009 ($18.40)[1]	12.36%
Current Quarterly Distribution per Common Share[2]	$0.56875
Current Annualized Distribution per Common Share[2]	$2.27500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$18.40	$15.89	15.80%	$20.55	$10.47
Net Asset Value	$18.64	$18.03	3.38%	$19.83	$13.60

The following unaudited charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Chevron Corp.	1%
Novartis AG	1
Nestle SA	1
GlaxoSmithKline Plc	1
eBay, Inc.	1
Exxon Mobil Corp.	1
Pfizer, Inc.	1
Naspers Ltd.	1
Hewlett-Packard Co.	1
Cisco Systems, Inc.	1

Geographic Allocations

	10/31/09	10/31/08

United States	46%	56%
United Kingdom	7	5
Japan	6	4
Switzerland	5	5
France	5	3
Canada	4	4
Germany	3	4
Spain	2	—
Singapore	2	2
Hong Kong	2	1
South Korea	2	1
Brazil	1	2
Italy	1	2
Other[3]	14	11

[3]

Other includes a 1% holding in each of the following countries; for 10/31/09, Netherlands, Taiwan, India, China, Bermuda, South Africa, Russia, Israel, Belgium, Mexico, Sweden, New Zealand, Luxembourg and Finland and for 10/31/08, Israel, Norway, China, Australia, Belgium, Russia, Finland, Bermuda, Luxembourg, Mexico and Taiwan.

ANNUAL REPORT	OCTOBER 31, 2009	9

Trust Summary as of October 31, 2009	BlackRock Health Sciences Trust

Investment Objective

BlackRock Health Sciences Trust (BME) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve this objective by investing primarily in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 13.44% based on market price and 16.31% based on NAV. For the same period, the benchmark Russell 3000 Healthcare Index returned 7.74% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Stock selection was the main driver of performance. Positive relative returns were led by positioning within the health care equipment and supplies, life sciences tools and services, and health care supplies sub-industries. Factors that detracted from results included the Trust’s underweight positioning in pharmaceuticals and health care providers and services, as well as its overweight in health care equipment and supplies. Cash held at period-end was 5% of net assets, which had a minimal impact on performance during the period. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BME
Initial Offering Date	March 31, 2005
Yield based on Closing Market Price as of October 31, 2009 ($22.61)[1]	6.80%
Current Quarterly Distribution per Common Share[2]	$0.384375
Current Annualized Distribution per Common Share[2]	$1.537500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$22.61	$21.62	4.58%	$23.96	$15.39
Net Asset Value	$25.37	$23.66	7.23%	$26.44	$20.17

The following unaudited charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Alcon, Inc.	4%
Pfizer, Inc.	4
Novartis AG	4
Johnson & Johnson	3
Abbott Laboratories	3
Bristol-Myers Squibb Co.	3
Coviden Plc	3
GlaxoSmithKline Plc	3
Dendreon Corp.	2
PerkinElmer, Inc.	2

Industry Allocations

	10/31/09	10/31/08

Health Care Equipment & Supplies	28%	29%
Pharmaceuticals	28	20
Health Care Providers & Services	14	13
Biotechnology	13	28
Life Sciences Tools & Services	11	2
Food & Staples Retailing	3	1
Health Care Technology	2	7
Industrial Conglomerates	1	—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

10	ANNUAL REPORT	OCTOBER 31, 2009

Trust Summary as of October 31, 2009	BlackRock International Growth and Income Trust

Investment Objective

BlackRock International Growth and Income Trust (BGY) (the “Trust”) seeks current income and current gains, and secondarily long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

The Board approved a change to the Trust’s non-fundamental investment policies during the period. Please refer to page 100 in the Additional Information section.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 44.62% based on market price and 26.28% based on NAV. For the same period, the benchmark S&P Global Broad Market Index Ex-US returned 37.63% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which was eliminated as of October 31, 2009, accounts for the difference between performance based on price and performance based on NAV. On an absolute basis, contribution to fund performance was led by materials, financials and energy holdings, which appreciated meaningfully during the past 12 months. From a relative perspective, holding underweights in health care, consumer staples and utilities all helped, as did the Trust’s overweight in materials. In contrast, stock selection was led down by information technology and industrials holdings, which did not keep pace in the market’s rally. Cash held at period end was 8% of net assets, in-line with the average held over the time period. This marginally detracted from performance. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BGY
Initial Offering Date	May 30, 2007
Yield based on Closing Market Price as of October 31, 2009 ($10.92)[1]	16.67%
Current Quarterly Distribution per Common Share[2]	$0.4551
Current Annualized Distribution per Common Share[2]	$1.8204

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$10.92	$9.09	20.13%	$12.68	$6.15
Net Asset Value	$10.92	$10.41	4.90%	$11.59	$8.40

The following unaudited charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Singapore Telecommunications Ltd.	2%
HSBC Holdings Plc	1
British American Tobacco Plc	1
Nestle SA	1
GlaxoSmithKline Plc	1
Novartis AG	1
MAN SE	1
Syngenta AG	1
Canadian Oil Sands Trust	1
ThyssenKrupp AG	1

Geographic Allocations

	10/31/09	10/31/08

United Kingdom	17%	18%
Japan	12	12
Canada	11	9
France	9	6
Switzerland	8	8
Germany	7	7
Hong Kong	4	4
Singapore	3	4
Australia	3	3
Taiwan	2	4
South Korea	2	1
Spain	2	1
China	2	1
Italy	2	2
Russia	2	1
Netherlands	2	2
Luxembourg	1	2
Brazil	1	3
Norway	1	2
Malaysia	1	2
Other[3]	8	8

[3]

Other includes a 1% holding in each of the following countries; for 10/31/09, Denmark, Sweden, United States, Belgium, Israel, Greece, India and Mexico and for 10/31/08, Russia, Belgium, Israel, Chile, Sweden, South Africa, Greece and Philippines.

ANNUAL REPORT	OCTOBER 31, 2009	11

Trust Summary as of October 31, 2009	BlackRock Real Asset Equity Trust

Investment Objective

BlackRock Real Asset Equity Trust (BCF) (the “Trust”) seeks to provide total return through a combination of current income, current gains and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in energy, natural resources and basic materials businesses and companies in associated businesses and equity derivatives with exposure to those companies.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 67.81% based on market price and 40.96% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned 22.81% on a market price basis and 15.51% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Metals and mining combined with gold and other precious metals drove strong portfolio performance. These segments were among the first to rebound from market lows in March 2009, driven by a weaker US dollar, attractive valuations and improving supply/demand dynamics. On the negative side, the Trust holds an outsized allocation to oil, gas and consumable fuels, which performed positively, but did not keep pace with other segments of the investment universe. The average cash position throughout the annual period was approximately 5% of net assets which detracted from relative returns as the market rebounded sharply and the Trust was not entirely invested. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BCF
Initial Offering Date	September 29, 2006
Yield based on Closing Market Price as of October 31, 2009 ($11.45)[1]	9.50%
Current Quarterly Distribution per Common Share[2]	$0.2718
Current Annualized Distribution per Common Share[2]	$1.0872

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$11.45	$7.74	47.93%	$12.58	$4.93
Net Asset Value	$11.73	$9.44	24.26%	$12.82	$6.53

The following unaudited charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Rio Tinto Plc	4%
BHP Billiton Plc	4
Vale SA - ADR	4
Xstrata Plc	3
E. I. du Pont de Nemours & Co.	3
Caterpillar, Inc.	2
Vedanta Resources Plc	2
Praxair, Inc.	2
Impala Platinum Holdings Ltd.	2
MeadWestvaco Corp.	2

Industry Allocations

	10/31/09	10/31/08

Metals & Mining	43%	29%
Oil, Gas & Consumable Fuels	26	32
Chemicals	10	14
Energy Equipment & Services	9	13
Paper & Forest Products	6	7
Machinery	3	3
Gas Utilities	2	1
Containers & Packaging	1	1

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

12	ANNUAL REPORT	OCTOBER 31, 2009

Trust Summary as of October 31, 2009	BlackRock S&P Quality Rankings Global Equity Managed Trust

Investment Objective

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing primarily in equity securities of issuers that pay above average dividends and have the potential for capital appreciation. The Trust recently implemented an option writing (selling) strategy to help enhance current gains.

The Board approved a change to the Trust’s non-fundamental investment policies during the period. Please refer to page 100 in the Additional Information section.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the 12 months ended October 31, 2009, the Trust returned 19.63% based on market price and 17.64% based on NAV. For the same period, the benchmark MSCI World Developed Value Index returned 17.50% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. One positive contribution to performance was the Trust’s allocation to the Asia-Pacific (ex-Japan) region, where stocks, on average, were up more than 50% over the period. Additionally, the Trust’s exposure to high-quality stocks led to significant relative strength as the credit crisis intensified in late 2008 and into 2009. This reversed somewhat after March as investors’ risk appetite increased when the markets began to stabilize. The Trust’s focus on higher-yielding stocks created some headwind as these stocks underperformed low- or non-yielding securities over the period. Further, the Trust’s strategy was enhanced to take advantage of historically-high stock volatility. A modest amount of covered call writing was added to the strategy, capitalizing on very high call premiums. Approximately 20% of the portfolio has calls written against it, initiated at approximately 5%-10% out-of-the-money. The call premiums added to current earnings, but at the expense of some capital appreciation, given the very strongly rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BQY
Initial Offering Date	May 28, 2004
Yield based on Closing Market Price as of October 31, 2009 ($11.54)[1]	6.50%
Current Quarterly Distribution per Common Share[2]	$0.1875
Current Annualized Distribution per Common Share[2]	$0.7500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gains.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/09	10/31/08	Change	High	Low

Market Price	$11.54	$10.50	9.90%	$12.35	$7.01
Net Asset Value	$13.38	$12.38	8.08%	$14.05	$9.02

The following unaudited charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

10/31/09

Exxon Mobil Corp.	3%
AT&T Inc.	3
BP Plc	2
Chevron Corp.	2
Royal Bank of Canada	2
HSBC Holdings Plc	2
Microsoft Corp.	2
Emerson Electric Co.	2
International Business Machines Corp.	2
Santos Ltd.	2

Geographic Allocations

	10/31/09	10/31/08

United States	46%	53%
United Kingdom	11	10
Japan	6	5
Canada	6	5
France	5	4
Australia	5	5
Sweden	4	3
Germany	3	2
Spain	3	2
Hong Kong	3	3
Italy	2	2
Austria	—	2
Other[3]	6	4

3

Other includes a 1% holding in each of the following countries; for 10/31/09, Singapore, Greece, Switzerland, Finland, Netherlands and Portugal and for 10/31/08, Finland, Switzerland, Singapore and Denmark.

ANNUAL REPORT	OCTOBER 31, 2009	13

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including foreign currency exchange contracts, options and swaps, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or at distressed values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2009	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—2.4%
General Dynamics Corp.	56,000	$3,511,200
United Technologies Corp.	138,000	8,480,100

		11,991,300

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	27,600	1,521,036

Auto Components—0.4%
Johnson Controls, Inc.	92,700	2,217,384

Automobiles—0.4%
Harley-Davidson, Inc.	89,000	2,217,880

Beverages—6.7%
Coca-Cola Co. (The)	395,150	21,065,447
PepsiCo, Inc.	201,275	12,187,201

		33,252,648

Building Products—0.2%
Masco Corp.	85,200	1,001,100

Capital Markets—1.1%
Federated Investors, Inc.	37,325	979,781
Northern Trust Corp.	25,600	1,286,400
T. Rowe Price Group, Inc.	69,100	3,367,243

		5,633,424

Chemicals—2.0%
PPG Industries, Inc.	64,400	3,634,092
Praxair, Inc.	31,000	2,462,640
RPM International, Inc.	213,800	3,767,156

		9,863,888

Commercial Banks—8.5%
Associated Banc-Corp	68,900	882,609
Bank of Hawaii Corp.	61,900	2,748,360
BB&T Corp.	231,200	5,527,992
TCF Financial Corp.	173,500	2,052,505
U.S. Bancorp	337,700	7,841,394
Valley National Bancorp	99,016	1,314,932
Wells Fargo & Co.	807,300	22,216,896

		42,584,688

Commercial Services & Supplies—0.6%
Pitney Bowes, Inc.	125,954	3,085,873

Computers & Peripherals—4.6%
International Business Machines Corp.	191,500	23,096,815

Construction Materials—0.2%
Vulcan Materials Co.	23,300	1,072,499

Diversified Consumer Services—0.2%
H&R Block, Inc.	54,400	997,696

Diversified Telecommunication—5.2%
AT&T Inc.	728,300	18,695,461
CenturyTel, Inc.	222,900	7,235,334

		25,930,795

Common Stocks	Shares	Value

Electric Utilities—1.8%
FPL Group, Inc.	57,300	$2,813,430
Progress Energy, Inc.	165,000	6,192,450

		9,005,880

Electrical Equipment—1.7%
Emerson Electric Co.	228,000	8,607,000

Food & Staples Retailing—4.0%
Sysco Corp.	91,475	2,419,514
Wal-Mart Stores, Inc.	347,975	17,287,398

		19,706,912

Food Products—0.7%
Archer-Daniels-Midland Co.	74,100	2,231,892
Hershey Co. (The)	30,450	1,150,706

		3,382,598

Gas Utilities—0.6%
Atmos Energy Corp.	113,200	3,152,620

Health Care Equipment & Supplies—1.8%
Becton Dickinson & Co.	37,800	2,584,008
Medtronic, Inc.	183,100	6,536,670

		9,120,678

Hotels Restaurants & Leisure—2.8%
McDonald’s Corp.	234,200	13,726,462

Household Durables—0.4%
Leggett & Platt, Inc.	90,925	1,757,580

Household Products—6.0%
Clorox Co.	40,925	2,423,988
Colgate-Palmolive Co.	70,500	5,543,415
Kimberly-Clark Corp.	111,150	6,797,934
Procter & Gamble Co. (The)	259,875	15,072,750

		29,838,087

Industrial Conglomerates—6.4%
3M Co.	216,900	15,957,333
General Electric Co.	1,125,200	16,045,352

		32,002,685

Insurance—1.9%
Aflac, Inc.	83,460	3,462,755
Allstate Corp. (The)	82,100	2,427,697
Chubb Corp.	50,200	2,435,704
Mercury General Corp.	36,500	1,330,790

		9,656,946

IT Services—1.0%
Automatic Data Processing, Inc.	88,200	3,510,360
Paychex, Inc.	50,200	1,426,182

		4,936,542

Machinery—2.5%
Caterpillar, Inc.	117,800	6,486,068
Dover Corp.	38,400	1,446,912
Parker Hannifin Corp.	28,000	1,482,880
Stanley Works (The)	71,400	3,229,422

		12,645,282

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Trusts Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Neuvo Sol
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	15

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media—0.2%
McGraw-Hill Cos., Inc. (The)	41,900	$1,205,882

Metals & Mining—0.4%
Nucor Corp.	53,200	2,120,020

Multi-Utilities—1.7%
Consolidated Edison, Inc.	166,300	6,765,084
Vectren Corp.	67,300	1,516,942

		8,282,026

Multiline Retail—1.4%
Family Dollar Stores, Inc.	32,000	905,600
Target Corp.	122,850	5,949,625

		6,855,225

Oil, Gas & Consumable Fuels—8.4%
Chevron Corp.	298,550	22,851,017
Exxon Mobil Corp.	262,800	18,834,876

		41,685,893

Pharmaceuticals—13.0%
Abbott Laboratories	324,000	16,384,680
Eli Lilly & Co.	372,700	12,675,527
Johnson & Johnson	281,600	16,628,480
Pfizer, Inc.	1,128,300	19,214,949

		64,903,636

Real Estate Investment Trusts (REITs)—1.3%
HCP, Inc.	58,600	1,733,974
Liberty Property Trust	57,600	1,691,712
Realty Income Corp.	58,100	1,346,758
Vornado Realty Trust	28,652	1,706,513

		6,478,957

Semiconductors & Semiconductor Equipment—0.5%
Linear Technology Corp.	89,600	2,318,848

Specialty Retail—2.2%
Home Depot, Inc.	85,875	2,154,604
Lowe’s Cos., Inc.	229,400	4,489,358
Sherwin-Williams Co. (The)	20,600	1,175,024
TJX Cos., Inc.	77,300	2,887,155

		10,706,141

Textiles, Apparel & Luxury Goods—0.3%
VF Corp.	17,800	1,264,513

Tobacco—4.6%
Altria Group, Inc.	585,550	10,604,310
Philip Morris International, Inc.	196,300	9,296,768
Universal Corp.	66,300	2,757,417

		22,658,495

Trading Companies & Distributors—0.5%
Fastenal Co.	32,575	1,123,838
W.W. Grainger, Inc.	14,400	1,349,712

		2,473,550

Total Long-Term Investments (Cost—$511,170,456)—98.9%		492,959,484

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (a)(b)	7,282,466	7,282,466

Total Short-Term Securities (Cost—$7,282,466)—1.5%		7,282,466

Total Investments Before Outstanding Options Written (Cost—$518,452,922*)—100.4%		500,241,950

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(0.3)%
3M Co., Strike Price $75, Expires 11/23/09	433	$(45,465)
Abbott Laboratories, Strike Price $47.50, Expires 11/23/09	650	(214,500)
Aflac, Inc., Strike Price $44, Expires 11/23/09	167	(11,690)
Allstate Corp. (The), Strike Price $33, Expires 12/21/09	165	(9,900)
Archer-Daniels-Midland Co., Strike Price $31, Expires 12/21/09	150	(16,500)
Associated Banc-Corp, Strike Price $12.50, Expires 11/23/09	70	(5,250)
Automatic Data Processing, Inc., Strike Price $41, Expires 11/23/09	176	(9,680)
BB&T Corp., Strike Price $30, Expires 11/23/09	460	(2,300)
Becton Dickinson & Co., Strike Price $70, Expires 11/23/09	40	(3,900)
Becton Dickinson & Co., Strike Price $75, Expires 11/23/09	40	(400)
C.H. Robinson Worldwide, Inc., Strike Price $62.50, Expires 12/18/09	55	(760)
Chubb Corp., Strike Price $50, Expires 11/23/09	100	(8,500)
Clorox Co., Strike Price $58.75, Expires 12/18/09	80	(15,303)
Colgate-Palmolive Co., Strike Price $80, Expires 12/21/09	141	(26,438)
Dover Corp., Strike Price $40, Expires 12/21/09	75	(6,000)
Eli Lilly & Co., Strike Price $34, Expires 11/23/09	745	(44,700)
Emerson Electric Co., Strike Price $41, Expires 12/21/09	300	(13,500)
Emerson Electric Co., Strike Price $41, Expires 11/23/09	155	(2,712)
Exxon Mobil Corp., Strike Price $75, Expires 11/23/09	525	(19,950)
Federated Investors, Inc., Strike Price $28, Expires 12/29/09	75	(3,603)
General Dynamics Corp., Strike Price $60, Expires 11/23/09	40	(13,800)
General Dynamics Corp., Strike Price $65, Expires 11/23/09	70	(5,425)
General Electric Co., Strike Price $16, Expires 12/21/09	700	(17,150)
General Electric Co., Strike Price $16, Expires 11/23/09	775	(5,812)
General Electric Co., Strike Price $17, Expires 12/21/09	775	(9,300)
H&R Block, Inc., Strike Price $18, Expires 11/23/09	110	(7,975)
Harley-Davidson, Inc., Strike Price $30, Expires 12/21/09	178	(5,340)
HCP, Inc., Strike Price $30, Expires 12/21/09	57	(8,835)
HCP, Inc., Strike Price $30, Expires 11/23/09	60	(5,400)
Hershey Co., Strike Price $40, Expires 11/23/09	60	(1,500)
Home Depot, Inc., Strike Price $28, Expires 12/21/09	171	(4,104)
International Business Machines Corp., Strike Price $125, Expires 12/21/09	385	(91,438)
Johnson Controls, Inc., Strike Price $25, Expires 1/18/10	93	(12,555)
Kimberly-Clark Corp., Strike Price $59, Expires 11/24/09	120	(29,986)
Kimberly-Clark Corp., Strike Price $60, Expires 11/23/09	100	(19,250)
Leggett & Platt, Inc., Strike Price $20, Expires 11/23/09	180	(8,100)
Linear Technology Corp., Strike Price $29, Expires 11/23/09	180	(1,350)
Lowe’s Cos., Inc., Strike Price $21, Expires 12/21/09	455	(23,888)
Masco Corp., Strike Price $15, Expires 11/23/09	170	(1,700)
McDonald’s Corp., Strike Price $60, Expires 12/21/09	465	(44,175)
McGraw-Hill Cos., Inc., Strike Price $30, Expires 11/23/09	40	(3,300)
McGraw-Hill Cos., Inc., Strike Price $30, Expires 12/21/09	40	(5,500)
Medtronic, Inc., Strike Price $38, Expires 12/21/09	366	(24,705)
Northern Trust Corp., Strike Price $60, Expires 11/23/09	50	(500)
Nucor Corp., Strike Price $48, Expires 11/23/09	100	(1,000)
Parker Hannifin Corp., Strike Price $60, Expires 11/23/09	56	(560)
Paychex, Inc., Strike Price $29, Expires 12/29/09	100	(7,806)
PepsiCo, Inc., Strike Price $60, Expires 11/23/09	400	(58,000)
Pfizer, Inc., Strike Price $18, Expires 12/21/09	2,250	(67,500)
Philip Morris International, Inc., Strike Price $48, Expires 12/21/09	390	(51,675)
PPG Industries, Inc., Strike Price $60, Expires 11/23/09	130	(5,200)
Praxair, Inc., Strike Price $85, Expires 12/21/09	62	(7,750)
Procter & Gamble Co. (The), Strike Price $57.50, Expires 11/23/09	155	(23,250)
Progress Energy, Inc., Strike Price $40, Expires 11/23/09	330	(3,300)
Realty Income Corp., Strike Price $30, Expires 11/23/09	115	(575)
Sherwin-Williams Co. (The), Strike Price $65, Expires 11/23/09	40	(400)
Stanley Works (The), Strike Price $47.50, Expires 11/23/09	140	(6,300)

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Sysco Corp., Strike Price $25, Expires 11/23/09	180	$(30,600)
Target Corp., Strike Price $50, Expires 1/18/10	75	(16,275)
Target Corp., Strike Price $50, Expires 11/23/09	85	(8,712)
Target Corp., Strike Price $52.50, Expires 11/23/09	85	(3,230)
TCF Financial Corp., Strike Price $15, Expires 12/21/09	175	(1,750)
TJX Cos., Inc., Strike Price $40, Expires 11/23/09	155	(4,650)
U.S. Bancorp, Strike Price $24, Expires 12/21/09	680	(74,800)
United Technologies Corp., Strike Price $65, Expires 11/23/09	275	(9,625)
Universal Corp., Strike Price $40, Expires 11/23/09	135	(36,788)
Valley National Bancorp, Strike Price $12.50, Expires 12/21/09	200	(21,000)
Vectren Corp., Strike Price $22.50, Expires 11/23/09	70	(4,200)
VF Corp., Strike Price $80, Expires 11/23/09	2	(35)
Vornado Realty Trust, Strike Price $65, Expires 11/23/09	55	(4,812)
W.W. Grainger, Inc., Strike Price $95, Expires 11/23/09	28	(5,600)
Wal-Mart Stores, Inc., Strike Price $50, Expires 12/21/09	430	(54,180)
Wal-Mart Stores, Inc., Strike Price $52.50, Expires 12/21/09	265	(11,395)

Total Exchange-Traded Call Options Written		(1,333,107)

Over-the-Counter Call Options Written—(0.1)%
Altria Group, Inc., Strike Price $18.50, Expires 12/11/09, Broker Goldman Sachs & Co.	117,000	(27,603)
Associated Banc-Corp, Strike Price $14, Expires 1/04/10, Broker Morgan Stanley & Co., Inc.	6,500	(4,225)
AT&T Inc., Strike Price $26.60, Expires 12/15/09, Broker UBS Securities LLC	145,000	(52,931)
Atmos Energy Corp., Strike Price $28.37, Expires 1/08/10, Broker UBS Securities LLC	22,600	(10,622)
Bank of Hawaii Corp., Strike Price $45.86, Expires 1/04/10, Broker Credit Suisse First Boston	12,500	(23,042)
Caterpillar, Inc., Strike Price $63.21, Expires 12/23/09, Broker Morgan Stanley & Co., Inc.	23,500	(19,457)
CenturyTel, Inc., Strike Price $32.75, Expires 1/04/10, Broker Credit Suisse First Boston	44,500	(43,017)
Chevron Corp., Strike Price $79.18, Expires 11/30/09, Broker UBS Securities LLC	60,000	(68,829)
Coca-Cola Co. (The), Strike Price $55.25, Expires 12/18/09, Broker Goldman Sachs & Co.	79,000	(47,751)
Consolidated Edison, Inc., Strike Price $41.36, Expires 12/18/09, Broker Morgan Stanley & Co., Inc.	33,200	(22,893)
Family Dollar Stores, Inc., Strike Price $29.63, Expires 11/20/09, Broker Credit Suisse First Boston	6,400	(1,612)
Fastnel Co., Strike Price $36.99, Expires 12/15/09, Broker Credit Suisse First Boston	6,500	(4,371)
FPL Group, Inc., Strike Price $55.96, Expires 11/17/09, Broker Credit Suisse First Boston	11,500	(112)
Johnson & Johnson, Strike Price $60.96, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	28,300	(13,369)
Johnson & Johnson, Strike Price $62, Expires 1/04/10, Broker Banc of America Securities	28,000	(17,582)
Johnson Controls, Inc., Strike Price $27.57, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	9,300	(4,746)
Liberty Property Trust, Strike Price $33.24, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	11,500	(3,071)
Mercury General Corp., Strike Price $37.74, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	7,300	(5,185)
Pitney Bowes, Inc., Strike Price $25.82, Expires 11/17/09, Broker Credit Suisse First Boston	13,100	(3,221)
Pitney Bowes, Inc., Strike Price $26, Expires 11/20/09, Broker UBS Securities LLC	12,000	(3,003)
Procter & Gamble Co. (The), Strike Price $58.04, Expires 12/08/09, Broker Credit Suisse First Boston	36,500	(53,333)
RPM International, Inc., Strike Price $18.54, Expires 11/16/09, Broker UBS Securities LLC	42,700	(4,324)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
T. Rowe Price Group, Inc., Strike Price $48, Expires 11/20/09, Broker Citigroup Global Markets	14,000	$(30,276)
TCF Financial Corp., Strike Price $12.87, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	17,200	(5,164)
Vectren Corp., Strike Price $23.20, Expires 11/17/09, Broker Credit Suisse First Boston	6,400	(779)
VF Corp., Strike Price $78.54, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	3,300	(977)
Vulcan Materials Co., Strike Price $57.50, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	4,500	(126)
Wells Fargo & Co., Strike Price $30.75, Expires 11/20/09, Broker Deutsche Bank Securities	80,800	(18,352)
Wells Fargo & Co., Strike Price $31.50, Expires 12/23/09, Broker Credit Suisse First Boston	80,000	(49,070)

Total Over-the-Counter Call Options Written		(539,043)

Total Options Written (Premiums Received—$2,834,966)—(0.4)%		(1,872,150)

Total Investments Net of Outstanding Options Written—100.0%		498,369,800
Liabilities in Excess of Other Assets—(0.0)%		(195,508)

Net Assets—100.0%		$498,174,292

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$524,219,374

Gross unrealized appreciation	$39,504,858
Gross unrealized depreciation	(63,482,282)

Net unrealized depreciation	$(23,977,424)

(a)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$7,282,466	$59,805

(b)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	17

Schedule of Investments (concluded)	BlackRock Dividend AchieversTM Trust (BDV)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$492,959,484	—	—	$492,959,484
Short-Term Securities	7,282,466	—	—	7,282,466

Total	$500,241,950	—	—	$500,241,950

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(1,275,649)	$(596,501)	—	$(1,872,150)

Total	$(1,275,649)	$(596,501)	—	$(1,872,150)

[2]	Other financial instruments are options which are shown at market value.

See Notes to Financial Statements.

18	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	58,600	$3,674,220
United Technologies Corp.	150,900	9,272,805

		12,947,025

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	32,300	1,780,053

Auto Components—0.4%
Johnson Controls, Inc.	89,100	2,131,272

Automobiles—0.4%
Harley-Davidson, Inc.	96,025	2,392,943

Beverages—6.6%
Coca-Cola Co. (The)	447,600	23,861,556
PepsiCo, Inc.	231,500	14,017,325

		37,878,881

Building Products—0.2%
Masco Corp.	82,600	970,550

Capital Markets—1.1%
Federated Investors, Inc.	42,675	1,120,219
Northern Trust Corp.	27,600	1,386,900
T. Rowe Price Group, Inc.	73,700	3,591,401

		6,098,520

Chemicals—1.9%
PPG Industries, Inc.	70,350	3,969,850
Praxair, Inc.	35,700	2,836,008
RPM International, Inc.	230,300	4,057,886

		10,863,744

Commercial Banks—8.1%
Associated Banc-Corp	76,000	973,560
Bank of Hawaii Corp.	68,300	3,032,520
BB&T Corp.	263,300	6,295,503
TCF Financial Corp.	207,900	2,459,457
U.S. Bancorp	369,000	8,568,180
Valley National Bancorp	98,300	1,305,424
Wells Fargo & Co.	855,440	23,541,709

		46,176,353

Commercial Services & Supplies—0.7%
Pitney Bowes, Inc.	157,946	3,869,677

Computers & Peripherals—4.7%
International Business Machines Corp.	223,000	26,896,030

Construction Materials—0.2%
Vulcan Materials Co.	26,000	1,196,780

Diversified Consumer Services—0.2%
H&R Block, Inc.	71,200	1,305,808

Diversified Telecommunication—5.3%
AT&T Inc.	864,700	22,196,849
CenturyTel, Inc.	256,900	8,338,974

		30,535,823

Electric Utilities—1.8%
FPL Group, Inc.	63,700	3,127,670
Progress Energy, Inc.	190,800	7,160,724

		10,288,394

Electrical Equipment—1.7%
Emerson Electric Co.	259,300	9,788,575

Food & Staples Retailing—4.1%
Sysco Corp.	109,600	2,898,920
Wal-Mart Stores, Inc.	415,400	20,637,072

		23,535,992

Food Products—0.7%
Archer-Daniels-Midland Co.	85,600	2,578,272
Hershey Co. (The)	35,900	1,356,661

		3,934,933

Common Stocks	Shares	Value

Gas Utilities—0.6%
Atmos Energy Corp. (a)	131,900	$3,673,415

Health Care Equipment & Supplies—1.8%
Becton Dickinson & Co.	44,700	3,055,692
Medtronic, Inc.	207,300	7,400,610

		10,456,302

Hotels Restaurants & Leisure—2.9%
McDonald’s Corp.	280,100	16,416,661

Household Durables—0.3%
Leggett & Platt, Inc.	103,100	1,992,923

Household Products—6.0%
Clorox Co.	47,700	2,825,271
Colgate-Palmolive Co.	77,200	6,070,236
Kimberly-Clark Corp.	126,900	7,761,204
Procter & Gamble Co. (The)	303,800	17,620,400

		34,277,111

Industrial Conglomerates—6.0%
3M Co.	231,200	17,009,384
General Electric Co.	1,234,400	17,602,544

		34,611,928

Insurance—1.9%
Aflac, Inc.	90,800	3,767,292
Allstate Corp. (The)	93,400	2,761,838
Chubb Corp.	56,700	2,751,084
Mercury General Corp.	40,200	1,465,692

		10,745,906

IT Services—1.0%
Automatic Data Processing, Inc.	96,060	3,823,188
Paychex, Inc.	58,800	1,670,508

		5,493,696

Machinery—2.3%
Caterpillar, Inc.	121,000	6,662,260
Dover Corp.	43,200	1,627,776
Parker Hannifin Corp.	29,000	1,535,840
Stanley Works (The)	71,400	3,229,422

		13,055,298

Media—0.2%
McGraw-Hill Cos., Inc. (The)	46,700	1,344,026

Metals & Mining—0.4%
Nucor Corp.	63,700	2,538,445

Multi-Utilities—1.7%
Consolidated Edison, Inc.	195,000	7,932,600
Vectren Corp.	78,700	1,773,898

		9,706,498

Multiline Retail—1.4%
Family Dollar Stores, Inc.	38,400	1,086,720
Target Corp.	139,700	6,765,671

		7,852,391

Oil, Gas & Consumable Fuels—8.6%
Chevron Corp.	352,100	26,949,734
Exxon Mobil Corp.	310,100	22,224,867

		49,174,601

Pharmaceuticals—13.4%
Abbott Laboratories	370,700	18,746,299
Eli Lilly & Co.	449,400	15,284,094
Johnson & Johnson (a)	328,200	19,380,210
Pfizer, Inc.	1,370,000	23,331,100

		76,741,703

Real Estate Investment Trusts (REITs)—1.1%
HCP, Inc.	65,000	1,923,350
Liberty Property Trust	44,800	1,315,776

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	19

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Realty Income Corp. (b)	66,200	$1,534,516
Vornado Realty Trust	28,920	1,722,475

		6,496,117

Semiconductors & Semiconductor Equipment—0.5%
Linear Technology Corp.	102,600	2,655,288

Specialty Retail—2.2%
Home Depot, Inc.	99,900	2,506,491
Lowe’s Cos., Inc.	274,800	5,377,836
Sherwin-Williams Co. (The)	23,800	1,357,552
TJX Cos., Inc.	83,200	3,107,520

		12,349,399

Textiles, Apparel & Luxury Goods—0.3%
VF Corp.	20,200	1,435,008

Tobacco—4.5%
Altria Group, Inc. (a)	676,100	12,244,171
Philip Morris International, Inc.	220,400	10,438,144
Universal Corp.	70,961	2,951,268

		25,633,583

Trading Companies & Distributors—0.5%
Fastenal Co. (b)	38,500	1,328,250
W.W. Grainger, Inc.	16,200	1,518,426
		2,846,676

Total Long-Term Investments (Cost—$644,815,969)—98.3%		562,088,328

	Shares/
	Beneficial
Short-Term Securities	Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (c)(d)	16,074,127	16,074,127
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (c)(d)(e)	1,991,000	1,991,000

Total Short-Term Securities (Cost—$18,065,127)—3.1%		18,065,127

Total Investments Before Outstanding Options Written (Cost—$662,881,096*)—101.4%		580,153,455

Options Written	Contracts

Exchange-Traded Call Options Written—(0.7)%
3M Co., Strike Price $75, Expires 11/23/09	360	(37,800)
3M Co., Strike Price $75, Expires 12/21/09	912	(173,280)
Abbott Laboratories, Strike Price $47.50, Expires 11/23/09	2,030	(669,900)
Aflac, Inc., Strike Price $44, Expires 11/23/09	500	(35,000)
Allstate Corp. (The), Strike Price $33, Expires 12/21/09	510	(30,600)
Archer-Daniels-Midland Co., Strike Price $31, Expires 12/21/09	470	(51,700)
Associated Banc-Corp, Strike Price $12.50, Expires 11/23/09	215	(16,125)
Automatic Data Processing, Inc., Strike Price $41, Expires 11/23/09	525	(28,875)
BB&T Corp., Strike Price $30, Expires 11/23/09	630	(3,150)
BB&T Corp., Strike Price $30, Expires 12/21/09	160	(1,600)
Becton Dickinson & Co., Strike Price $70, Expires 11/23/09	115	(11,212)
Becton Dickinson & Co., Strike Price $75, Expires 11/23/09	130	(1,300)
C.H. Robinson Worldwide, Inc., Strike Price $62.50, Expires 12/18/09	180	(2,488)
Chubb Corp., Strike Price $50, Expires 11/23/09	310	(26,350)
Clorox Co., Strike Price $58.75, Expires 12/18/09	260	(49,734)
Coca-Cola Co. (The), Strike Price $55, Expires 11/23/09	560	(19,600)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Colgate-Palmolive Co., Strike Price $80, Expires 12/21/09	424	$(79,500)
Dover Corp., Strike Price $40, Expires 12/21/09	240	(19,200)
Eli Lilly & Co., Strike Price $35, Expires 11/23/09	2,465	(61,625)
Emerson Electric Co., Strike Price $41, Expires 12/21/09	520	(23,400)
Emerson Electric Co., Strike Price $41, Expires 11/23/09	905	(15,837)
Exxon Mobil Corp., Strike Price $75, Expires 11/23/09	1,705	(64,790)
Federated Investors, Inc., Strike Price $28, Expires 12/29/09	235	(11,291)
General Dynamics Corp., Strike Price $65, Expires 11/23/09	320	(24,800)
General Electric Co., Strike Price $16, Expires 12/21/09	1,140	(27,930)
General Electric Co., Strike Price $16, Expires 11/23/09	2,825	(21,188)
General Electric Co., Strike Price $17, Expires 12/21/09	2,825	(33,900)
H&R Block, Inc., Strike Price $18, Expires 11/23/09	240	(17,400)
H&R Block, Inc., Strike Price $20, Expires 12/21/09	150	(4,500)
Harley-Davidson, Inc., Strike Price $26, Expires 11/23/09	530	(39,750)
HCP, Inc., Strike Price $30, Expires 11/23/09	220	(19,800)
Hershey Co., Strike Price $40, Expires 11/23/09	200	(5,000)
Home Depot, Inc., Strike Price $28, Expires 12/21/09	200	(4,800)
International Business Machines Corp., Strike Price $125, Expires 12/21/09	1,225	(290,938)
Johnson Controls, Inc., Strike Price $25, Expires 1/18/10	245	(33,075)
Kimberly-Clark Corp., Strike Price $59, Expires 11/24/09	350	(87,461)
Kimberly-Clark Corp., Strike Price $60, Expires 11/23/09	350	(67,375)
Leggett & Platt, Inc., Strike Price $20, Expires 11/23/09	570	(25,650)
Linear Technology Corp., Strike Price $29, Expires 11/23/09	565	(4,237)
Lowe’s Cos., Inc., Strike Price $21, Expires 12/21/09	1,510	(79,275)
Masco Corp., Strike Price $15, Expires 11/23/09	215	(2,150)
McDonald’s Corp., Strike Price $57.50, Expires 11/23/09	750	(135,000)
McDonald’s Corp., Strike Price $60, Expires 12/21/09	790	(75,050)
McGraw-Hill Cos., Inc., Strike Price $30, Expires 11/23/09	130	(10,725)
McGraw-Hill Cos., Inc., Strike Price $30, Expires 12/21/09	130	(17,875)
Medtronic, Inc., Strike Price $38, Expires 12/21/09	1,140	(76,950)
Northern Trust Corp., Strike Price $60, Expires 11/23/09	150	(1,500)
Nucor Corp., Strike Price $48, Expires 11/23/09	350	(3,500)
Parker Hannifin Corp., Strike Price $60, Expires 11/23/09	159	(1,590)
Paychex, Inc., Strike Price $29, Expires 12/29/09	320	(24,980)
PepsiCo, Inc., Strike Price $60, Expires 11/23/09	1,275	(184,875)
Pfizer, Inc., Strike Price $17, Expires 11/23/09	2,675	(108,338)
Pfizer, Inc., Strike Price $18, Expires 12/21/09	4,860	(145,800)
Philip Morris International, Inc., Strike Price $48, Expires 12/21/09	560	(74,200)
Philip Morris International, Inc., Strike Price $50, Expires 12/21/09	650	(39,000)
PPG Industries, Inc., Strike Price $60, Expires 11/23/09	390	(15,600)
Praxair, Inc., Strike Price $85, Expires 12/21/09	200	(25,000)
Procter & Gamble Co. (The), Strike Price $57.50, Expires 11/23/09	1,015	(152,250)
Progress Energy, Inc., Strike Price $40, Expires 11/23/09	100	(1,000)
Progress Energy, Inc., Strike Price $40, Expires 12/19/09	950	(21,375)
Realty Income Corp., Strike Price $30, Expires 11/23/09	365	(1,825)
Sherwin-Williams Co. (The), Strike Price $65, Expires 11/23/09	130	(1,300)
Stanley Works (The), Strike Price $47.50, Expires 11/23/09	390	(17,550)
Sysco Corp., Strike Price $25, Expires 11/23/09	600	(102,000)
T. Rowe Price Group, Inc., Strike Price $45, Expires 11/23/09	210	(93,450)
Target Corp., Strike Price $50, Expires 11/23/09	385	(39,463)
Target Corp., Strike Price $52.50, Expires 11/23/09	385	(14,630)
TCF Financial Corp., Strike Price $15, Expires 12/21/09	575	(5,750)
TJX Cos., Inc., Strike Price $40, Expires 11/23/09	455	(13,650)
U.S. Bancorp, Strike Price $22, Expires 11/23/09	1,100	(198,000)
U.S. Bancorp, Strike Price $24, Expires 12/21/09	930	(102,300)
United Technologies Corp., Strike Price $65, Expires 11/23/09	830	(29,050)
Universal Corp., Strike Price $40, Expires 11/23/09	390	(106,275)
Vectren Corp., Strike Price $22.50, Expires 11/23/09	210	(12,600)
VF Corp., Strike Price $80, Expires 11/23/09	33	(577)

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Vornado Realty Trust, Strike Price $65, Expires 11/23/09	160	$(14,000)
W.W. Grainger, Inc., Strike Price $95, Expires 11/23/09	89	(17,800)
Wal-Mart Stores, Inc., Strike Price $50, Expires 12/21/09	1,400	(176,400)
Wal-Mart Stores, Inc., Strike Price $52.50, Expires 12/21/09	885	(38,055)

Total Exchange-Traded Call Options Written		(4,322,869)

Over-the-Counter Call Options Written—(0.3)%
Altria Group, Inc., Strike Price $18.50, Expires 12/11/09, Broker Goldman Sachs & Co.	372,000	(87,762)
Associated Banc-Corp, Strike Price $14, Expires 1/04/10, Broker Morgan Stanley & Co., Inc.	20,000	(13,000)
AT&T Inc., Strike Price $26.60, Expires 12/15/09, Broker UBS Securities LLC	475,000	(173,394)
Atmos Energy Corp., Strike Price $28.37, Expires 1/08/10, Broker UBS Securities LLC	72,500	(34,075)
Bank of Hawaii Corp., Strike Price $45.86, Expires 1/04/10, Broker Credit Suisse First Boston	37,500	(69,127)
BB&T Corp., Strike Price $27.90, Expires 12/07/09, Broker Citigroup Global Markets	69,000	(9,907)
Caterpillar, Inc., Strike Price $63.21, Expires 12/23/09, Broker Morgan Stanley & Co., Inc.	66,500	(55,058)
CenturyTel, Inc., Strike Price $32.75, Expires 1/04/10, Broker Credit Suisse First Boston	141,200	(136,495)
Chevron Corp., Strike Price $79.18, Expires 11/30/09, Broker UBS Securities LLC	140,000	(160,601)
Chevron Corp., Strike Price $79.45, Expires 12/23/09, Broker UBS Securities LLC	53,500	(89,395)
Coca-Cola Co. (The), Strike Price $55.25, Expires 12/18/09, Broker Goldman Sachs & Co.	190,000	(114,845)
Consolidated Edison, Inc., Strike Price $42.23, Expires 1/06/10, Broker UBS Securities LLC	60,000	(27,231)
Consolidated Edison, Inc., Strike Price $41.36, Expires 12/18/09, Broker Morgan Stanley & Co., Inc.	47,600	(32,823)
Family Dollar Stores, Inc., Strike Price $29.63, Expires 11/20/09, Broker Credit Suisse First Boston	21,000	(5,289)
Fastnel Co., Strike Price $36.99, Expires 12/15/09, Broker Credit Suisse First Boston	21,100	(14,188)
FPL Group, Inc., Strike Price $55.96, Expires 11/17/09, Broker Credit Suisse First Boston	18,000	(175)
HCP, Inc., Strike Price $31.22, Expires 12/16/09, Broker Citigroup Global Markets	14,000	(13,769)
Johnson & Johnson, Strike Price $60.96, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	64,700	(30,564)
Johnson & Johnson, Strike Price $62, Expires 1/04/10, Broker Banc of America Securities	65,000	(40,815)
Johnson & Johnson, Strike Price $61.25, Expires 12/15/09, Broker Credit Suisse First Boston	51,000	(20,717)
Johnson Controls, Inc., Strike Price $27.57, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	24,500	(12,503)
Liberty Property Trust, Strike Price $33.24, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	24,500	(6,544)
Masco Corp., Strike Price $13.50, Expires 12/04/09, Broker UBS Securities LLC	24,000	(4,699)
Mercury General Corp., Strike Price $36.88, Expires 11/20/09, Broker Credit Suisse First Boston	22,000	(8,920)
Pitney Bowes, Inc., Strike Price $25.82, Expires 11/17/09, Broker Credit Suisse First Boston	43,800	(10,769)
Pitney Bowes, Inc., Strike Price $26, Expires 11/20/09, Broker UBS Securities LLC	43,000	(10,759)
Procter & Gamble Co. (The), Strike Price $58.04, Expires 12/08/09, Broker Credit Suisse First Boston	65,500	(95,708)
RPM International, Inc., Strike Price $18.54, Expires 11/16/09, Broker UBS Securities LLC	21,100	(2,137)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
RPM International, Inc., Strike Price $19.07, Expires 12/07/09, Broker Credit Suisse First Boston	58,000	$(9,217)
RPM International, Inc., Strike Price $19.59, Expires 1/08/10, Broker Credit Suisse First Boston	47,500	(10,218)
T. Rowe Price Group, Inc., Strike Price $48, Expires 11/20/09, Broker Citigroup Global Markets	20,000	(43,251)
TCF Financial Corp., Strike Price $12.87, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	56,800	(17,054)
Valley National Bancorp, Strike Price $13.96, Expires 1/08/10, Broker Credit Suisse First Boston	54,000	(20,236)
Vectren Corp., Strike Price $23.20, Expires 11/17/09, Broker Credit Suisse First Boston	22,200	(2,701)
VF Corp., Strike Price $78.54, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	7,500	(2,220)
Vulcan Materials Co., Strike Price $57.50, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	14,500	(405)
Wells Fargo & Co., Strike Price $30.75, Expires 11/20/09, Broker Deutsche Bank Securities	373,000	(84,719)
Wells Fargo & Co., Strike Price $31.50, Expires 12/23/09, Broker Credit Suisse First Boston	97,500	(59,804)

Total Over-the-Counter Call Options Written		(1,531,094)

Total Options Written (Premiums Received—$8,463,610)—(1.0)%		(5,853,963)

Total Investments Net of Outstanding Options Written—100.4%		574,299,492
Liabilities in Excess of Other Assets—(0.4)%		(2,233,963)

Net Assets—100.0%		$572,065,529

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$681,817,530

Gross unrealized appreciation	$8,931,057
Gross unrealized depreciation	(110,595,132)

Net unrealized depreciation	$(101,664,075)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$16,074,127	$129,329
BlackRock Liquidity Series, LLC Money Market Series	$(19,583,000)	$39,144

(d)	Represents current yield as of report date.
(e)	Security purchased with the cash collateral from securities loans.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	21

Schedule of Investments (concluded)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other marketcorroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$562,088,328	—	—	$562,088,328
Short-Term Securities	16,074,127	$1,991,000	—	18,065,127

Total	$578,162,455	$1,991,000	—	$580,153,455

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(4,146,915)	$(1,707,048)	—	$(5,853,963)

Total	$(4,146,915)	$(1,707,048)	—	$(5,853,963)

[2]	Other financial instruments are options which are shown at market value.

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products—2.0%
Masco Corp.	436,400	$5,127,700

Capital Markets—3.4%
Eaton Vance Corp.	178,224	5,059,779
Federated Investors, Inc.	106,946	2,807,333
W.P. Carey & Co. LLC	38,148	1,056,700

		8,923,812

Chemicals—1.7%
RPM International, Inc.	163,200	2,875,584
Stepan Co.	27,350	1,565,514

		4,441,098

Commercial Banks—12.9%
BancFirst Corp.	29,499	1,065,209
BancorpSouth, Inc.	123,554	2,789,849
Bank of Hawaii Corp.	62,300	2,766,120
Bank of the Ozarks, Inc.	49,259	1,120,642
Chemical Financial Corp.	57,945	1,271,893
Community Bank System, Inc.	74,600	1,388,306
Community Trust Bancorp, Inc.	43,115	1,061,491
Cullen/Frost Bankers, Inc.	97,938	4,582,519
Iberiabank Corp.	25,485	1,103,755
M&T Bank Corp.	87,455	5,496,547
Park National Corp.	36,834	2,139,319
S&T Bancorp, Inc.	59,800	941,850
Sterling Bancshares, Inc.	176,778	984,653
Trustmark Corp.	112,308	2,128,237
United Bankshares, Inc.	90,625	1,617,656
Valley National Bancorp	166,081	2,205,556
WesBanco, Inc.	68,400	967,860

		33,631,462

Commercial Services & Supplies—7.0%
ABM Industries, Inc.	139,330	2,616,617
Avery Dennison Corp.	167,941	5,987,097
HNI Corp.	47,825	1,258,754
McGrath RentCorp	59,661	1,178,305
Mine Safety Appliances Co.	74,600	1,901,554
Pitney Bowes, Inc.	218,775	5,359,987

		18,302,314

Computers & Peripherals—1.0%
Diebold, Inc.	90,130	2,725,531

Construction Materials—1.7%
Vulcan Materials Co.	93,800	4,317,614

Containers & Packaging—2.4%
Bemis Co., Inc.	97,162	2,509,694
Myers Industries, Inc.	122,248	1,072,115
Sonoca Products Co.	105,100	2,811,425

		6,393,234

Distributors—2.0%
Genuine Parts Co.	146,254	5,117,428

Diversified Consumer Services—2.3%
H&R Block, Inc.	324,621	5,953,549

Diversified Telecommunication—1.0%
CenturyTel, Inc.	83,400	2,707,164

Electric Utilities—0.6%
MGE Energy, Inc.	41,071	1,438,306

Electrical Equipment—1.8%
AO Smith Corp.	38,814	1,538,199
Brady Corp.	113,991	3,086,876

		4,625,075

Energy Equipment & Services—1.1%
Helmerich & Payne, Inc.	73,240	2,784,585

Common Stocks	Shares	Value

Food & Staples Retailing—2.0%
SUPERVALU, Inc.	327,400	$5,195,838

Food Products—5.3%
Hormel Foods Corp.	145,444	5,302,888
J.M. Smucker Co. (The)	119,505	6,301,499
Lancaster Colony Corp.	48,600	2,360,988

		13,965,375

Gas Utilities—7.2%
Atmos Energy Corp.	95,862	2,669,757
National Fuel Gas Co.	73,600	3,337,024
New Jersey Resources Corp.	76,559	2,694,877
Northwest Natural Gas Co.	59,121	2,471,849
Piedmont Natural Gas Co.	103,112	2,400,447
UGI Corp.	107,422	2,565,237
WGL Holdings, Inc.	81,485	2,693,894

		18,833,085

Health Care Equipment & Supplies—2.7%
Beckman Coulter, Inc.	44,191	2,842,807
Meridian Bioscience, Inc.	67,081	1,488,527
Teleflex, Inc.	55,304	2,751,374

		7,082,708

Household Durables—2.1%
Fortune Brands, Inc.	58,989	2,297,622
Leggett & Platt, Inc.	160,033	3,093,438

		5,391,060

Industrial Conglomerates—1.0%
Otter Tail Corp.	59,461	1,383,063
Raven Industries, Inc.	49,981	1,234,531

		2,617,594

Insurance—6.4%
Arthur J. Gallagher & Co.	111,700	2,492,027
Cincinnati Financial Corp.	190,442	4,829,609
Erie Indemnity Co., Class A	72,876	2,568,879
Harleysville Group, Inc.	49,400	1,547,702
Mercury General Corp.	72,700	2,650,642
Old Republic International Corp.	244,920	2,615,746

		16,704,605

Leisure Equipment & Products—1.1%
Polaris Industries, Inc.	71,200	2,995,384

Machinery—5.8%
Dover Corp.	147,675	5,564,394
NACCO Industries, Inc.	32,226	1,920,670
Stanley Works (The)	124,348	5,624,260
Tennant Co.	71,902	1,916,907

		15,026,231

Media—1.4%
Gannet Co., Inc.	103,300	1,014,406
Harte-Hanks, Inc.	127,312	1,494,643
Meredith Corp.	45,093	1,220,217

		3,729,266

Multi-Utilities—3.8%
Black Hills Corp.	60,400	1,471,948
Integrys Energy Group, Inc.	83,100	2,875,260
MDU Resources Group, Inc.	142,500	2,956,875
Vectren Corp.	113,850	2,566,179

		9,870,262

Multiline Retail—2.4%
Nordstrom, Inc.	198,126	6,296,444

Real Estate Investment Trusts (REITs)—9.6%
EastGroup Properties, Inc.	42,000	1,546,020
Getty Realty Corp.	94,190	2,308,597
HCP, Inc.	76,263	2,256,622

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	23

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Home Properties, Inc.	48,734	$1,909,398
Liberty Property Trust	68,400	2,008,908
National Retail Properties, Inc.	96,841	1,876,779
Realty Income Corp.	75,818	1,757,461
Regency Centers Corp.	44,582	1,495,726
Sovran Self Storage, Inc.	77,680	2,338,168
UDR, Inc.	157,800	2,269,164
Universal Health Realty Income Trust	54,725	1,737,519
Washington Real Estate Investment Trust	67,100	1,791,570
Weingarten Realty Investors	100,432	1,857,992

		25,153,924

Semiconductors & Semiconductor Equipment—2.1%
Linear Technology Corp. (a)	216,900	5,613,372

Thrifts & Mortgage Finance—0.9%
First Niagara Financial Group, Inc.	190,915	2,451,349

Tobacco—1.7%
Universal Corp.	38,208	1,589,071
Vector Group Ltd.	193,503	2,807,728

		4,396,799

Trading Companies & Distributors—1.8%
Fastenal Co.	138,992	4,795,224

Water Utilities—0.9%
American States Water Co.	34,125	1,131,244
California Water Service Group	33,859	1,238,223

		2,369,467

Total Long-Term Investments (Cost—$286,310,059)—99.1%		258,976,859

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (b)(c)	3,951,206	3,951,206

Total Short-Term Securities (Cost—$3,951,206)—1.5%		3,951,206

Total Investments Before Outstanding Options Written (Cost—$290,261,265*)—100.6%		262,928,065

Options Written	Contracts

Exchange-Traded Call Options Written—(0.2)%
AO Smith Corp., Strike Price $45, Expires 12/21/09	78	(2,340)
Arthur J. Gallagher & Co., Strike Price $25, Expires 11/23/09	225	(3,375)
Bank of Hawaii Corp., Strike Price $45, Expires 12/21/09	125	(19,375)
Bemis Co., Inc., Strike Price $27, Expires 12/18/09	194	(9,663)
Black Hills Corp., Strike Price $25, Expires 11/23/09	20	(700)
Brady Corp., Class A, Strike Price $30, Expires 11/23/09	230	(7,475)
Chemical Financial Corp., Strike Price $22.50, Expires 11/23/09	101	(5,555)
Cincinnati Financial Corp., Strike Price $25, Expires 11/23/09	80	(7,400)
Diebold, Inc., Strike Price $32.50, Expires 12/29/09	180	(10,442)
Dover Corp., Strike Price $40, Expires 11/23/09	295	(10,325)
Fastnel Co., Strike Price $40, Expires 11/23/09	280	(2,100)
Fortune Brands, Inc., Strike Price $45, Expires 12/21/09	118	(4,130)
Gannet Co., Inc., Strike Price $15, Expires 12/21/09	200	(3,000)
H&R Block, Inc., Strike Price $18, Expires 11/23/09	650	(47,125)
Harte-Hanks, Inc., Strike Price $15, Expires 11/23/09	250	(5,000)
HCP, Inc., Strike Price $30, Expires 12/21/09	52	(8,060)
HCP, Inc., Strike Price $30, Expires 11/23/09	100	(9,000)
Helmerich & Payne, Inc., Strike Price $40, Expires 11/23/09	145	(17,400)
HNI Corp., Strike Price $30, Expires 1/18/10	20	(1,750)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Home Properties, Inc., Strike Price $45, Expires 11/23/09	97	$(1,940)
Leggett & Platt, Inc., Strike Price $20, Expires 11/23/09	320	(14,400)
Linear Technology Corp., Strike Price $29, Expires 11/23/09	430	(3,225)
M&T Bank Corp., Strike Price $70, Expires 11/23/09	175	(6,125)
Masco Corp., Strike Price $15, Expires 11/23/09	870	(8,700)
MDU Resources Group, Inc., Strike Price $20.75, Expires 11/20/09	285	(7,537)
Meridian Bioscience, Inc., Strike Price $25, Expires 12/21/09	134	(3,685)
National Fuel Gas Co., Strike Price $50, Expires 12/21/09	27	(1,417)
National Retail Properties, Inc., Strike Price $22.50, Expires 11/23/09	190	(2,850)
Nordstrom, Inc., Strike Price $37, Expires 12/21/09	400	(28,000)
Northwest Natural Gas Co., Strike Price $45, Expires 12/21/09	120	(9,000)
Old Republic International Group, Strike Price $12.50, Expires 11/23/09	489	(4,890)
Otter Tail Corp., Strike Price $25, Expires 12/21/09	50	(1,375)
Piedmont Natural Gas Co., Inc., Strike Price $25, Expires 11/23/09	106	(3,180)
Polaris Industries, Inc., Strike Price $50, Expires 11/23/09	140	(1,400)
Realty Income Corp., Strike Price $30, Expires 11/23/09	150	(750)
Regency Centers Corp., Strike Price $45, Expires 11/23/09	90	(2,250)
S&T Bancorp, Inc., Strike Price $15, Expires 12/21/09	120	(18,300)
Stanley Works (The), Strike Price $47.50, Expires 11/23/09	250	(11,250)
Sterling Bancshares, Inc., Strike Price $7.50, Expires 12/21/09	350	(3,500)
Teleflex, Inc., Strike Price $50, Expires 11/23/09	110	(9,900)
Trustmark Corp., Strike Price $20, Expires 11/23/09	75	(1,875)
UGI Corp., Strike Price $25, Expires 12/21/09	214	(8,025)
United Bankshares, Inc., Strike Price $17.50, Expires 12/21/09	180	(23,850)
Universal Corp., Strike Price $40, Expires 11/23/09	75	(20,438)
Valley National Bancorp, Strike Price $12.50, Expires 12/21/09	330	(34,650)
Vectren Corp., Strike Price $22.50, Expires 11/23/09	115	(6,900)
Weingarten Realty Investors, Strike Price $20, Expires 11/23/09	32	(960)
Weingarten Realty Investors, Strike Price $20, Expires 12/21/09	148	(8,140)
Weingarten Realty Investors, Strike Price $22.50, Expires 11/23/09	20	(300)
WGL Holdings, Inc., Strike Price $35, Expires 12/21/09	160	(5,600)

Total Exchange-Traded Call Options Written		(428,627)

Over-the-Counter Call Options Written—(0.2)%
ABM Industries, Inc., Strike Price $20.81, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	13,600	(2,508)
ABM Industries, Inc., Strike Price $21.43, Expires 11/10/09, Broker JPMorgan Chase Securities	14,300	(7)
American States Water Co., Strike Price $34.72, Expires 1/05/10, Broker Credit Suisse First Boston	6,800	(5,002)
Atmos Energy Corp., Strike Price $28.37, Expires 1/08/10, Broker UBS Securities LLC	19,200	(9,024)
Avery Dennison Corp., Strike Price $36.99, Expires 11/10/09, Broker JPMorgan Chase Securities	33,500	(9,836)
BancFirst Corp., Strike Price $37.67, Expires 12/07/09, Broker Citigroup Global Markets	5,900	(4,310)
BancorpSouth, Inc., Strike Price $25.50, Expires 12/02/09, Broker Morgan Stanley & Co., Inc.	25,000	(1,138)
Bank of the Ozarks, Inc., Strike Price $23.15, Expires 12/15/09, Broker Credit Suisse First Boston	9,800	(8,023)
Beckman Coulter, Inc., Strike Price $72.10, Expires 11/20/09, Broker Deutsche Bank Securities	8,500	(296)
Black Hills Corp., Strike Price $26.17, Expires 12/21/09, Broker Credit Suisse First Boston	10,000	(1,368)
California Water Service Group, Strike Price $39.60, Expires 1/06/10, Broker UBS Securities LLC	6,800	(2,764)
CenturyTel, Inc., Strike Price $32.75, Expires 1/04/10, Broker Credit Suisse First Boston	16,500	(15,950)

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Cincinnati Financial Corp., Strike Price $26, Expires 12/04/09, Broker Citigroup Global Markets	30,000	$(11,715)
Community Bank System, Inc., Strike Price $18, Expires 11/20/09, Broker Credit Suisse First Boston	15,000	(13,230)
Community Trust Bancorp, Inc., Strike Price $25.66, Expires 1/05/10, Broker Morgan Stanley & Co., Inc.	8,600	(4,308)
Cullen/Frost Bankers, Inc., Strike Price $52.50, Expires 11/18/09, Broker Credit Suisse First Boston	20,000	(78)
EastGroup Properties, Inc., Strike Price $37.94, Expires 1/05/10, Broker Morgan Stanley & Co., Inc.	8,400	(12,026)
Eaton Vance Corp., Strike Price $31.68, Expires 12/16/09, Broker Goldman Sachs & Co.	35,000	(15,510)
Erie Indemnity Co., Class A, Strike Price $36.36, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	14,500	(4,128)
Federated Investors, Inc., Strike Price $27.67, Expires 1/04/10, Broker Credit Suisse First Boston	21,000	(21,766)
First Niagara Financial Group, Inc., Strike Price $13.75, Expires 1/04/10, Broker Credit Suisse First Boston	38,000	(13,074)
Genuine Parts Co., Strike Price $37.63, Expires 12/23/09, Broker Citigroup Global Markets	29,000	(9,317)
Getty Realty Corp., Strike Price $26.52, Expires 11/20/09, Broker Goldman Sachs & Co.	18,800	(1,135)
Harleysville Group, Inc., Strike Price $32.20, Expires 1/05/10, Broker Credit Suisse First Boston	10,000	(7,250)
HNI Corp., Strike Price $27.81, Expires 1/05/10, Broker Credit Suisse First Boston	7,500	(7,500)
Hormel Foods Corp., Strike Price $37.46, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	29,000	(22,266)
Iberiabank Corp., Strike Price $45.95, Expires 12/07/09, Broker Morgan Stanley & Co., Inc.	5,000	(1,870)
Integrys Energy Group, Inc., Strike Price $38, Expires 11/20/09, Broker JPMorgan Chase Securities	16,500	(354)
J.M. Smucker Co. (The), Strike Price $55.90, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	24,000	(17,687)
Lancaster Colony Corp., Strike Price $52.74, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	9,500	(1,712)
Liberty Property Trust, Strike Price $33.24, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	13,500	(3,606)
Mcgrath Rentcorp, Strike Price $20.78, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	12,000	(8,407)
Mercury General Corp., Strike Price $37.74, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	14,500	(10,300)
Meredith Corp., Strike Price $31.20, Expires 12/29/09, Broker Credit Suisse First Boston	9,000	(2,925)
MGE Energy, Inc., Strike Price $36.33, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	8,000	(1,116)
Mine Safety Appliances Co., Strike Price $27.76, Expires 12/18/09, Broker Morgan Stanley & Co., Inc.	15,000	(4,162)
Myers Industries, Inc., Strike Price $11.12, Expires 11/10/09, Broker UBS Securities LLC	25,000	(7)
Nacco Industries, Inc., Strike Price $64.89, Expires 12/07/09, Broker Goldman Sachs & Co.	6,500	(16,008)
National Fuel Gas Co., Strike Price $48, Expires 12/07/09, Broker UBS Securities LLC	12,000	(6,900)
New Jersey Resources Corp., Strike Price $36.62, Expires 12/07/09, Broker Credit Suisse First Boston	15,300	(5,944)
Otter Tail Corp., Strike Price $23.76, Expires 1/05/10, Broker Morgan Stanley & Co., Inc.	6,800	(2,961)
Park National Corp., Strike Price $62.29, Expires 12/29/09, Broker Credit Suisse First Boston	7,000	(6,853)
Piedmont National Gas Co., Inc., Strike Price $23.97, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	10,000	(2,306)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Pitney Bowes, Inc., Strike Price $25.82, Expires 11/17/09, Broker Credit Suisse First Boston	19,700	$(4,843)
Pitney Bowes, Inc., Strike Price $26, Expires 11/20/09, Broker UBS Securities LLC	24,000	(6,005)
Raven Industries, Inc., Strike Price $26.54, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	10,000	(5,485)
RPM International, Inc., Strike Price $18.54, Expires 11/16/09, Broker UBS Securities LLC	32,600	(3,301)
Sonoca Products Co., Strike Price $29.42, Expires 12/23/09, Broker Morgan Stanley & Co., Inc.	21,000	(4,080)
Sovran Self Storage, Inc., Strike Price $30.99, Expires 12/15/09, Broker Credit Suisse First Boston	15,500	(14,164)
Stepan Co., Strike Price $64.73, Expires 11/16/09, Broker JPMorgan Chase Securities	5,500	(471)
SUPERVALU, Inc., Strike Price $15.50, Expires 11/03/09, Broker Goldman Sachs & Co.	62,500	(27,770)
Tennant Co., Strike Price $31.18, Expires 11/24/09, Broker Credit Suisse First Boston	14,300	(6,452)
UDR, Inc., Strike Price $16.28, Expires 12/18/09, Broker Morgan Stanley & Co., Inc.	31,500	(10,877)
Universal Health Realty Income Trust, Strike Price $32.37, Expires 1/06/10, Broker Credit Suisse First Boston	11,000	(7,764)
Vector Group Ltd., Strike Price $17.04, Expires 11/13/09, Broker Citigroup Global Markets	37,000	—
Vectren Corp., Strike Price $23.20, Expires 11/17/09, Broker Credit Suisse First Boston	11,200	(1,363)
Vulcan Materials Co., Strike Price $57.50, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	18,500	(516)
Washington REIT, Strike Price $27.56, Expires 1/05/10, Broker Morgan Stanley & Co., Inc.	13,400	(12,949)
WesBanco, Inc., Strike Price $15.23, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	13,700	(9,695)
WP Carey & Co. LLC, Strike Price $28.83, Expires 12/15/09, Broker Morgan Stanley & Co., Inc.	7,600	(3,689)

Total Over-the-Counter Call Options Written		(416,071)

Total Options Written (Premiums Received—$1,745,202)—(0.4)%		(844,698)

Total Investments Net of Outstanding Options Written—100.2%		262,083,367
Liabilities in Excess of Other Assets—(0.2)%		(611,720)

Net Assets—100.0%		$261,471,647

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$292,187,739

Gross unrealized appreciation	$15,417,376
Gross unrealized depreciation	(44,677,050)

Net unrealized depreciation	$(29,259,674)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$3,951,206	$28,476

(c)	Represents current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	25

Schedule of Investments (concluded)	BlackRock Strategic Dividend AchieversTM Trust (BDT)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other marketcorroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$258,976,859	—	—	$258,976,859
Short-Term Securities	3,951,206	—	—	3,951,206

Total	$262,928,065	—	—	$262,928,065

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(400,985)	$(443,713)	—	$(844,698)

Total	$(400,985)	$(443,713)	—	$(844,698)

[2]	Other financial instruments are options which are shown at market value.

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components—0.5%
Johnson Controls, Inc.	27,200	$650,624

Building Products—0.2%
Kingspan Group Plc (a)	23,600	199,071

Chemicals—25.2%
Agrium, Inc.	50,050	2,349,847
CF Industries Holdings, Inc.	13,650	1,136,363
Incitec Pivot Ltd.	377,500	880,583
Israel Chemicals Ltd.	90,000	1,051,240
Johnson Matthey Plc	112,200	2,583,890
K+S AG	42,960	2,345,037
Makhteshim-Agan Industries Ltd.	190,000	888,042
Monsanto Co.	52,700	3,540,386
Mosaic Co. (The)	49,550	2,315,472
Nalco Holding Co.	58,000	1,226,700
Novozymes A/S	13,100	1,198,286
Nufarm Ltd.	97,400	995,577
Potash Corp. of Saskatchewan, Inc.	31,700	2,941,126
Sinofert Holdings Ltd.	4,244,500	2,100,636
Syngenta AG	12,100	2,865,053
Umicore	86,000	2,612,111
Wacker Chemie AG	6,800	976,976

		32,007,325

Commercial Services & Supplies—2.7%
Tetra Tech, Inc. (a)	113,000	2,907,490
Tianjin Capital Environmental Protection Group Co. Ltd.	2,083,000	582,457

		3,489,947

Construction & Engineering—1.8%
Insituform Technologies, Inc. (a)	23,800	504,560
Layne Christensen Co. (a)	14,000	362,600
Quanta Services, Inc. (a)	27,900	591,480
Shaw Group, Inc. (The) (a)	31,900	818,554

		2,277,194

Diversified Financial Services—0.5%
Climate Exchange Plc (a)	47,500	661,237

Electric Utilities—3.2%
Acciona SA	5,550	676,079
FPL Group, Inc. (b)	35,800	1,757,780
Iberdrola SA	183,500	1,662,249

		4,096,108

Electrical Equipment—9.0%
American Superconductor Corp. (a)	57,600	1,930,752
First Solar, Inc. (a)	6,600	804,738
Gamesa Corp. Tecnologica SA	75,100	1,372,302
General Cable Corp. (a)	14,100	439,074
Nordex AG (a)	18,900	307,910
Renewable Energy Corp. AS (a)	47,300	281,716
Roper Industries, Inc.	16,300	823,965
Solarworld AG	55,700	1,205,471
SunPower Corp., Class A (a)(c)	18,350	455,264
Suntech Power Holdings Co. Ltd. - ADR (a)(c)	15,700	198,919
Vestas Wind Systems A/S (a)	52,400	3,675,153

		11,495,264

Electronic Equipment, Instruments & Components—2.9%
Itron, Inc. (a)(b)	44,500	2,671,780
Trimble Navigation Ltd. (a)	47,310	992,091

		3,663,871

Food Products—10.3%
Agria Corp. - ADR (a)	100,000	251,000
Archer-Daniels-Midland Co.	55,000	1,656,600
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (a)	525,200	3,190,077
Bunge Ltd.	33,600	1,917,216

Common Stocks	Shares	Value

Food Products (concluded)
Cosan Ltd. (a)	124,500	$829,170
Cresud SACIF y A - ADR (a)	66,600	820,512
IOI Corp. Bhd	500,000	775,254
Sao Martinho SA (a)	185,000	1,816,814
SLC Agricola SA	120,000	871,935
SunOpta, Inc. (a)	90,000	332,100
Viterra, Inc. (a)	62,346	593,470

		13,054,148

Independent Power Producers & Energy Traders—2.5%
EDF Energies Nouvelles SA	13,900	741,980
Iberdrola Renovables SA	331,600	1,474,010
Ormat Technologies, Inc. (b)	23,800	899,640

		3,115,630

Industrial Conglomerates—0.6%
Orkla ASA	77,500	716,468

Machinery—7.8%
AGCO Corp. (a)	59,100	1,661,301
CNH Global NV (a)	46,300	884,793
Deere & Co.	28,100	1,279,955
Duoyuan Global Water, Inc. - ADR (a)(c)	7,200	236,016
IDEX Corp.	17,500	497,525
Kurita Water Industries Ltd.	74,800	2,287,671
Pentair, Inc.	63,600	1,850,760
Watts Water Technologies, Inc.	42,600	1,203,450

		9,901,471

Multi-Utilities—2.7%
GDF Suez	21,695	907,012
Hera SpA	506,100	1,119,039
Suez Environnement Co.	12,425	276,115
United Utilities Group Plc	91,181	657,361
Veolia Environnement	12,500	408,367

		3,367,894

Oil, Gas & Consumable Fuels—2.0%
Cheniere Energy, Inc. (a)	12,500	29,125
D1 Oils Plc (a)	360,099	32,801
Rentech, Inc. (a)	500,000	625,000
Sasol Ltd.	33,500	1,255,088
Sasol Ltd. - ADR	15,900	594,501

		2,536,515

Paper & Forest Products—0.9%
Aracruz Celulose SA - ADR (a)	23,800	443,156
Precious Woods Holding AG (a)	20,000	749,264

		1,192,420

Real Estate Investment Trusts (REITs)—2.6%
Plum Creek Timber Co., Inc.	73,300	2,293,557
Rayonier, Inc.	24,750	954,855

		3,248,412

Road & Rail—0.8%
All America Latina Logistica SA	133,000	976,209

Semiconductors & Semiconductor Equipment—0.2%
MEMC Electronic Materials, Inc. (a)	24,000	298,080

Water Utilities—20.1%
American States Water Co.	55,000	1,823,250
American Water Works Co., Inc	79,700	1,511,909
Aqua America, Inc. (c)	144,200	2,227,890
Artesian Resources Corp., Class A	39,400	638,674
Athens Water Supply & Sewage Co. SA (The)	89,950	765,119
California Water Service Group	54,800	2,004,036
Cascal NV	72,000	390,240
China Water Affairs Group Ltd.	4,556,000	1,325,202
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	1,563,352
Cia de Saneamento de Minas Gerias-COPASA	160,000	2,815,622

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	27

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities (concluded)
Hyflux Ltd.	708,000	$1,538,657
Inversiones Aguas Metropolitanas SA	1,500,000	1,771,353
Manila Water Co., Inc.	5,610,000	1,893,556
Northumbrian Water Group Plc	430,900	1,626,974
Pennon Group Plc	215,200	1,598,799
Severn Trent Plc	113,500	1,768,040
Southwest Water Co.	55,100	306,906

		25,569,579

Total Common Stocks—96.5%		122,517,467

Rights

Road & Rail—0.0%
All America Latina Logistica SA (a)	2,490	8,481

Total Long-Term Investments (Cost—$179,894,958)—96.5%		122,525,948

Short-Term Securities	Shares/ Beneficial Interest

BlackRock Liquidity Funds, TempFund, Institutional Class 0.18% (d)(e)	7,177,667	7,177,667
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (d)(e)(f)	2,141,500	2,141,500

Total Short-Term Securities (Cost—$9,319,167)—7.3%		9,319,167

Total Investments Before Outstanding Options Written (Cost—$189,214,125*)—103.8%		131,845,115

Options Written	Contracts

Exchange-Traded Call Options Written—(0.3)%
Acciona SA, Strike Price 92 EUR, Expires 12/18/09	25	(4,810)
AGCO Corp., Strike Price 30 USD, Expires 11/23/09	31	(1,705)
AGCO Corp., Strike Price 30 USD, Expires 12/21/09	235	(25,850)
American Superconductor Corp., Strike Price 36 USD, Expires 11/23/09	130	(13,325)
American Superconductor Corp., Strike Price 37 USD, Expires 11/23/09	130	(10,075)
Aqua America, Inc., Strike Price 17.50 USD, Expires 11/23/09	165	(1,650)
Archer-Daniels-Midland Co., Strike Price 31, USD Expires 12/21/09	210	(23,100)
Archer-Daniels-Midland Co., Strike Price 31 USD, Expires 11/23/09	10	(700)
Archer-Daniels-Midland Co., Strike Price 32 USD, Expires 12/21/09	25	(1,875)
Bunge Ltd., Strike Price 70 USD, Expires 11/23/09	150	(1,500)
California Water Service Group, Strike Price 40 USD, Expires 12/21/09	25	(1,750)
CF Industries Holdings, Inc., Strike Price 95 USD, Expires 12/21/09	62	(6,975)
CNH Global NV, Strike Price 22.50 USD, Expires 12/21/09	22	(1,210)
Deere & Co., Strike Price 48 USD, Expires 11/23/09	15	(1,463)
Deere & Co., Strike Price 49 USD, Expires 12/21/09	115	(18,688)
First Solar, Inc., Strike Price 160 USD, Expires 11/23/09	18	(450)
First Solar, Inc., Strike Price 165 USD, Expires 11/23/09	12	(210)
FPL Group, Inc., Strike Price 55 USD, Expires 11/23/09	15	(112)
General Cable Corp., Strike Price 45 USD, Expires 11/23/09	64	(320)
GDF Suez, Strike Price 30 EUR, Expires 11/21/09	100	(3,015)
IDEX Corp., Strike Price 30 USD, Expires 11/23/09	10	(425)
Insituform Technologies, Inc., Strike Price 20 USD, Expires 11/23/09	107	(17,120)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Itron, Inc., Strike Price 60 USD, Expires 11/23/09	20	$(4,700)
Itron, Inc., Strike Price 60 USD, Expires 12/21/09	180	(61,200)
Johnson Controls, Inc., Strike Price 25 USD, Expires 1/18/10	62	(8,370)
K+S AG, Strike Price 40 EUR, Expires 11/20/09	120	(4,787)
K+S AG, Strike Price 41 EUR, Expires 12/18/09	75	(5,955)
MEMC Electronic Materials, Inc., Strike Price 17 USD, Expires 12/21/09	108	(810)
Mosaic Co. (The), Strike Price 55 USD, Expires 12/21/09	225	(23,625)
Nalco Holding Co., Strike Price 22.50 USD, Expires 12/21/09	145	(10,513)
Ormat Technologies, Inc., Strike Price 40 USD, Expires 12/21/09	107	(10,165)
Pentair, Inc., Strike Price 35 USD, Expires 12/21/09	29	(580)
Plum Creek Timber Co., Inc., Strike Price 35 USD, Expires 12/21/09	32	(1,120)
Potash Corp. of Saskatchewan, Inc., Strike Price 105 USD, Expires 11/23/09	150	(12,000)
Quanta Services, Inc., Strike Price 25 USD, Expires 11/23/09	50	(500)
Rayonier, Inc., Strike Price 40 USD, Expires 12/21/09	111	(14,430)
Roper Industries, Inc., Strike Price 55 USD, Expires 11/23/09	74	(1,110)
Sasol Ltd. - ADR, Strike Price 40 USD, Expires 11/23/09	159	(9,540)
Shaw Group, Inc., Strike Price 30 USD, Expires 11/23/09	70	(1,050)
Shaw Group, Inc., Strike Price 31 USD, Expires 11/23/09	70	(700)
Solarworld AG, Strike Price 15.50 EUR, Expires 11/12/09,	500	(15,268)
Suez Environnement Co., Strike Price 16 EUR, Expires 12/18/09	56	(2,064)
SunPower Corp., Class A, Strike Price 36 USD, Expires 11/23/09	83	(830)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price 16 USD, Expires 11/23/09	35	(612)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price 17 USD, Expires 11/23/09	35	(262)
Syngenta AG, Strike Price 260 CHF, Expires 11/20/09	545	(7,570)
Trimble Navigation Ltd., Strike Price 22.50 USD, Expires 12/21/09	54	(3,375)
Wacker Chemie AG, Strike Price 115 EUR, Expires 12/18/09	30	(5,576)
Watts Industries, Inc., Strike Price 35 USD, Expires 12/21/09	20	(300)

Total Exchange-Traded Call Options Written		(343,340)

Over-the-Counter Call Options Written—(0.7)%
Agria Corp. - ADR, Strike Price 3.32 USD, Expires 12/07/09, Broker Credit Suisse First Boston	45,000	(3,163)
Agrium, Inc., Strike Price 58.43 USD, Expires 11/20/09, Broker Citigroup Global Markets	22,500	(3,470)
All America Latina Logistica SA, Strike Price 13.13 BRL, Expires 1/05/10, Broker Deutsche Bank Securities	59,900	(25,521)
American States Water Co., Strike Price 34.72 USD, Expires 1/05/10, Broker Credit Suisse First Boston	22,000	(16,183)
American Water Works Co., Inc., Strike Price 19.51 USD, Expires 1/06/10, Broker Citigroup Global Markets	24,800	(8,709)
American Water Works Co., Inc., Strike Price 19.75 USD, Expires 1/06/10, Broker Credit Suisse First Boston	11,100	(3,118)
Aracruz Celulose SA - ADR, Strike Price 25.23 USD, Expires 12/04/09, Broker Citigroup Global Markets	10,700	(1,577)
Artesian Resources Corp., Class A, Strike Price 17.07 USD, Expires 12/21/09, Broker Credit Suisse First Boston	17,700	(5,317)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price 11.56 BRL, Expires 1/05/10, Broker Goldman Sachs & Co.	136,000	(47,967)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price 11.97 BRL, Expires 12/04/09, Broker Credit Suisse First Boston	100,000	(15,038)
California Water Service Group, Strike Price 39.60 USD, Expires 1/06/10, Broker UBS Securities LLC	22,000	(8,941)
Cascal NV, Strike Price 5.12 USD, Expires 1/06/10, Broker Deutsche Bank Securities	10,800	(7,303)
Cascal NV, Strike Price 5.37 USD, Expires 12/11/09, Broker Deutsche Bank Securities	21,600	(9,519)

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
China Water Affairs Group Ltd., Strike Price 2.44 HKD, Expires 12/01/09, Broker Deutsche Bank Securities	1,824,000	$(11,865)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price 35.54 BRL, Expires 1/05/10, Broker Credit Suisse First Boston	36,500	(22,754)
Cia de Saneamento de Minas Gerais-COPASA, Strike Price 34.48 BRL, Expires 1/05/10, Broker Credit Suisse First Boston	72,000	(21,513)
Climate Exchange Plc, Strike Price 8.67 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	21,400	(11,820)
CNH Global NV, Strike Price 21.50 USD, Expires 12/18/09, Broker Credit Suisse First Boston	18,600	(20,553)
Cosan Ltd., Strike Price 8.80 USD, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	56,000	(1,445)
Cresud SACIF y A - ADR, Strike Price 12.92 USD, Expires 1/05/10, Broker Credit Suisse First Boston	30,000	(23,388)
EDF Energies Nouvelles SA, Strike Price 38.01 EUR, Expires 1/07/10, Broker Citigroup Global Markets	6,300	(10,440)
Eydap SA, Strike Price 5.97 EUR, Expires 12/10/09, Broker Citigroup Global Markets	20,500	(4,533)
Eydap SA, Strike Price 6.42 EUR, Expires 12/03/09, Broker Credit Suisse First Boston	20,000	(1,141)
FPL Group, Inc., Strike Price 55.96 USD, Expires 11/17/09, Broker Credit Suisse First Boston	6,200	(60)
Gamesa Corp. Tecnologica SA, Strike Price 15.24 EUR, Expires 12/08/09, Broker Citigroup Global Markets	30,000	(3,708)
Hera SpA, Strike Price 1.57 EUR, Expires 1/07/10, Broker Citigroup Global Markets	228,000	(8,225)
Hyflux Ltd., Strike Price 3.03 SGD, Expires 12/16/09, Broker Goldman Sachs & Co.	320,000	(33,058)
Iberdrola Renovables SA, Strike Price 3.41 EUR, Expires 12/08/09, Broker Citigroup Global Markets	133,000	(1,646)
Iberdrola SA, Strike Price 6.71 EUR, Expires 12/08/09, Broker Citigroup Global Markets	73,000	(2,795)
IDEX Corp., Strike Price 28.21 USD, Expires 11/20/09, Broker JPMorgan Chase Securities	7,000	(6,081)
Incitec Pivot Ltd., Strike Price 2.83 AUD, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	170,000	(8,611)
Inversiones Aguas Metropolitanas SA, Strike Price 638.01 CLP, Expires 1/05/10, Broker Goldman Sachs & Co.	675,000	(10,483)
IOI Corp. Bhd, Strike Price 5.50 MYR, Expires 1/05/10, Broker Credit Suisse First Boston	225,000	(7,241)
Israel Chemicals Ltd., Strike Price 46.62 ILS, Expires 12/08/09, Broker Goldman Sachs & Co.	36,000	(9,201)
Johnson Controls, Inc., Strike Price 27.57 USD, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	6,200	(3,164)
Johnson Matthey Plc, Strike Price 14.43 GBP, Expires 12/10/09, Broker Deutsche Bank Securities	50,000	(34,279)
Kingspan Group Plc, Strike Price 5.95 EUR, Expires 12/10/09, Broker UBS Securities LLC	10,600	(4,790)
Kurita Water Industries Ltd., Strike Price 2,933.16 JPY, Expires 12/16/09, Broker Goldman Sachs & Co.	35,000	(24,690)
Makhteshim-Agan Industries Ltd., Strike Price 17.43 ILS, Expires 12/08/09, Broker UBS Securities LLC	76,000	(16,720)
Manila Water Co., Inc., Strike Price 16.33 PHP, Expires 1/05/10, Broker Deutsche Bank Securities	2,244,000	(33,368)
Nalco Holding Co., Strike Price 22.61 USD, Expires 1/08/10, Broker Credit Suisse First Boston	11,600	(8,735)
Nordex AG, Strike Price 12.40 EUR, Expires 12/10/09, Broker BNP Paribas	8,500	(2,860)
Northumbrian Water Group Plc, Strike Price 2.30 GBP, Expires 1/07/10, Broker Citigroup Global Markets	86,200	(12,191)
Northumbrian Water Group Plc, Strike Price 2.35 GBP, Expires 1/07/10, Broker Citigroup Global Markets	107,700	(11,465)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Novozymes A/S, Strike Price 470.76 DKK, Expires 1/07/10, Broker BNP Paribas	5,900	$(24,159)
Nufarm Ltd., Strike Price 12.14 AUD, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	43,900	(18,804)
Orkla ASA, Strike Price 52.74 NOK, Expires 12/10/09, Broker UBS Securities LLC	35,000	(15,682)
Pennon Group Plc, Strike Price 4.58 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	95,000	(18,458)
Pentair, Inc., Strike Price 32.44 USD, Expires 1/06/10, Broker Morgan Stanley & Co., Inc.	25,700	(13,781)
Plum Creek Timber Co., Strike Price 32.83 USD, Expires 1/08/10, Broker Morgan Stanley & Co., Inc.	29,800	(30,793)
Quanta Services, Inc., Strike Price 23.23 USD, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	7,600	(1,613)
Sao Martinho SA, Strike Price 17.72 BRL, Expires 1/05/10, Broker Credit Suisse First Boston	37,000	(19,840)
Sao Martinho SA, Strike Price 17.90 BRL, Expires 1/05/10, Broker Credit Suisse First Boston	46,300	(22,913)
Severn Trent Plc, Strike Price 9.69 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	51,000	(16,300)
Sinofert Holdings Ltd., Strike Price 4.11 HKD, Expires 12/16/09, Broker Credit Suisse First Boston	1,700,000	(34,305)
SLC Agricola SA, Strike Price 13.55 BRL, Expires 1/05/10, Broker Deutsche Bank Securities	24,000	(11,004)
SLC Agricola SA, Strike Price 14.77 BRL, Expires 1/05/10, Broker Credit Suisse First Boston	30,000	(6,894)
Southwest Water Co., Strike Price 5.91 USD, Expires 1/08/10, Broker Credit Suisse First Boston	24,800	(6,696)
Tetra Tech, Inc., Strike Price 26.99 USD, Expires 11/30/09, Broker Morgan Stanley & Co., Inc.	44,800	(31,059)
Tetra Tech, Inc., Strike Price 28.40 USD, Expires 11/30/09, Broker Morgan Stanley & Co., Inc.	6,100	(2,659)
Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price 2.04 HKD, Expires 12/01/09, Broker Deutsche Bank Securities	834,000	(20,550)
Umicore, Strike Price 22.00 EUR, Expires 1/07/10, Broker BNP Paribas	38,700	(40,838)
United Utilities Group Plc, Strike Price 4.48 GBP, Expires 12/10/09, Broker Deutsche Bank Securities	27,000	(3,244)
United Utilities Group Plc, Strike Price 4.57 GBP, Expires 12/08/09, Broker Citigroup Global Markets	14,000	(980)
Veolia Environnement, Strike Price 22.65 EUR, Expires 12/10/09, Broker Citigroup Global Markets	5,000	(4,528)
Vestas Wind Systems A/S, Strike Price 368.58 DKK, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	23,600	(56,292)
Viterra, Inc., Strike Price 11.58 CAD, Expires 11/30/09, Broker Deutsche Bank Securities	28,000	(3,479)
Watts Water Industries, Inc., Strike Price 30.70 USD, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	15,000	(4,799)

Total Over-the-Counter Call Options Written		(938,319)

Total Options Written (Premiums Received—$1,871,244)—(1.0)%		(1,281,659)

Total Investments Net of Outstanding Options Written—102.8%		130,563,456
Liabilities in Excess of Other Assets—(2.8)%		(3,538,093)

Net Assets—100.0%		$127,025,363

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	29

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$195,230,564

Gross unrealized appreciation	$1,766,342
Gross unrealized depreciation	(65,151,791)

Net unrealized depreciation	$(63,385,449)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$7,177,667	$22,174
BlackRock Liquidity Series, LLC Money Market Series	$447,000	$26,030

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	410,000	USD	370,267	Deutsche Bank Securities	11/02/09	$(1,207)
EUR	800,000	USD	1,182,960	Citigroup Global Markets	11/02/09	(5,641)
SGD	800,000	USD	571,204	Citigroup Global Markets	11/02/09	(407)
USD	16,300	DKK	82,000	Citigroup Global Markets	11/03/09	86
USD	52,280	DKK	263,000	Citigroup Global Markets	11/03/09	275
USD	13,307	EUR	9,000	UBS Securities LLC	11/02/09	62
USD	32,527	EUR	22,000	UBS Securities LLC	11/02/09	151
USD	30,977	EUR	21,000	Citigroup Global Markets	11/03/09	72
USD	38,097	GBP	23,000	Goldman Sachs & Co.	11/02/09	348
USD	41,410	GBP	25,000	Goldman Sachs & Co.	11/02/09	379
USD	43,580	JPY	3,967,000	Citigroup Global Markets	11/02/09	(491)

Total						$(6,373)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Auto Components	$650,624	—	—	$650,624
Building Products	—	$199,071	—	199,071
Chemicals	13,509,894	18,497,431	—	32,007,325
Commercial Services & Supplies	2,907,490	582,457	—	3,489,947
Construction & Engineering	2,277,194	—	—	2,277,194
Diversified Financial Services	—	661,237	—	661,237
Electric Utilities	1,757,780	2,338,328	—	4,096,108
Electrical Equipment	4,652,712	6,842,552	—	11,495,264
Electronic Equipment, Instruments & Components	3,663,871	—	—	3,663,871
Food Products	12,278,894	775,254	—	13,054,148
Independent Power Producers & Energy Traders	899,640	2,215,990	—	3,115,630
Industrial Conglomerates	—	716,468	—	716,468
Machinery	7,613,800	2,287,671	—	9,901,471
Multi-Utilities	—	3,367,894	—	3,367,894
Oil, Gas & Consumable Fuels	1,281,427	1,255,088	—	2,536,515
Paper & Forest Products	443,156	749,264	—	1,192,420
Real Estate Investment Trusts (REITs)	3,248,412	—	—	3,248,412
Road & Rail	976,209	—	—	976,209
Semiconductors & Semiconductor Equipment	298,080	—	—	298,080
Water Utilities	15,053,232	10,516,347	—	25,569,579
Rights	—	8,481	—	8,481
Short-Term Securities	7,177,667	2,141,500	—	9,319,167

Total	$78,690,082	$53,155,033	—	$131,845,115

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$1,373	—	$1,373
Liabilities:	$(309,563)	(979,842)	—	(1,289,405)

Total	$(309,563)	$(978,469)	—	$(1,288,032)

1

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—1.0%
Potash Corp. of Saskatchewan, Inc.	80,600	$7,478,068

Construction & Engineering—0.6%
MYR Group, Inc. (a)(b)	269,231	4,625,388

Energy Equipment & Services—19.6%
Cameron International Corp. (a)	329,600	12,185,312
Core Laboratories NV	50,231	5,239,093
Halliburton Co.	582,400	17,011,904
National Oilwell Varco, Inc. (a)	496,016	20,331,696
Noble Corp.	304,000	12,384,960
Saipem SpA	241,100	7,113,626
Schlumberger Ltd.	264,800	16,470,560
Transocean Ltd. (a)	342,100	28,705,611
Weatherford International Ltd. (a)	1,119,300	19,621,329

		139,064,091

Gas Utilities—4.0%
EQT Corp.	465,100	19,469,086
Questar Corp.	218,500	8,705,040

		28,174,126

Metals & Mining—4.4%
Agnico-Eagle Mines Ltd.	64,500	3,452,685
BHP Billiton Ltd. - ADR	192,500	12,624,150
Goldcorp, Inc.	242,736	8,925,403
Silver Wheaton Corp. (a)	485,000	6,052,800

		31,055,038

Oil, Gas & Consumable Fuels—68.9%
Alpha Natural Resources, Inc. (a)	286,100	9,718,817
AltaGas Income Trust	451,400	7,509,080
Apache Corp. (c)	197,500	18,588,700
Arch Coal, Inc.	600,800	13,013,328
Arena Resources, Inc. (a)	386,600	14,404,716
Buckeye Partners LP	51,600	2,565,552
Cabot Oil & Gas Corp.	368,300	14,168,501
Cimarex Energy Co.	154,300	6,042,388
Consol Energy, Inc.	646,221	27,664,721
Crescent Point Energy Corp.	320,900	10,913,654
Diamond Offshore Drilling, Inc.	72,200	6,877,050
Enbridge Energy Partners LP	73,200	3,402,336
Energy Transfer Partners LP	316,800	13,733,280
Enterprise Products Partners LP	653,105	18,313,064
EOG Resources, Inc.	127,500	10,411,650
EXCO Resources, Inc.	1,237,400	19,328,188
Exxon Mobil Corp.	63,000	4,515,210
Galleon Energy, Inc. (a)	1,040,800	5,232,616
Keyera Facilities Income Fund	613,800	11,254,371
MarkWest Energy Partners LP	666,400	16,000,264
Massey Energy Co.	800,300	23,280,727
Occidental Petroleum Corp.	346,400	26,284,832
ONEOK Partners LP (d)	145,800	7,931,520
Peabody Energy Corp.	532,600	21,085,634
Pembina Pipeline Income Fund	265,500	3,832,642
Penn Virginia Corp.	1,027,875	20,814,469
PetroHawk Energy Corp. (a)(c)	1,102,200	25,923,744
Petroleo Brasileiro SA - ADR	639,500	25,656,740
Plains All American Pipeline LP	220,400	10,541,732
Range Resources Corp.	309,000	15,465,450
Ship Finance International Ltd.	515,600	5,862,372
Southwestern Energy Co. (a)	456,700	19,902,986
St. Mary Land & Exploration Co.	93,800	3,198,580
Targa Resources Partners LP	300,000	5,943,000
Whiting Petroleum Corp. (a)(d)	573,100	32,322,840
Williams Partners LP	245,200	6,252,600

		487,957,354

		Value

Total Long-Term Investments (Cost—$672,229,224)—98.5%		$698,354,065

Short-Term Securities	Shares/ Beneficial Interest

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.18% (e)(f)	18,701,414	18,701,414
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (e)(f)(g)	5,894,700	5,894,700

Total Short-Term Securities (Cost—$24,596,114)—3.5%		24,596,114

Options Purchased	Contracts

Exchange-Traded Call Options Purchased—0.0%
Hess Corp., Strike Price 59.75 USD, Expires 11/20/09	300	24,750

Total Options Purchased (Cost—$25,050)—0.0%		24,750

Total Investments Before Outstanding Options Written (Cost—$696,825,338*)—102.0%		722,974,929

Options Written

Exchange-Traded Call Options Written—(0.6)%
Agnico-Eagle Mines Ltd., Strike Price 60 USD, Expires 11/23/09	160	(14,800)
Agnico-Eagle Mines Ltd., Strike Price 65 USD, Expires 11/23/09	100	(3,750)
Alpha Natural Resources, Inc., Strike Price 40 USD, Expires 12/21/09	400	(42,000)
Alpha Natural Resources, Inc., Strike Price 41 USD, Expires 11/23/09	200	(5,500)
Alpha Natural Resources, Inc., Strike Price 42 USD, Expires 12/21/09	450	(32,625)
Arch Coal, Inc., Strike Price 23 USD, Expires 1/18/10	100	(15,000)
Arch Coal, Inc., Strike Price 26 USD, Expires 12/21/09	100	(3,750)
Arena Resources, Inc., Strike Price 40 USD, Expires 12/21/09	800	(132,000)
BHP Billiton Ltd. - ADR, Strike Price 65 USD, Expires 11/23/09	425	(136,000)
BHP Billiton Ltd. - ADR, Strike Price 70 USD, Expires 11/23/09	625	(75,000)
Cabot Oil & Gas Corp., Strike Price 40 USD, Expires 11/23/09	2	(230)
Cabot Oil & Gas Corp., Strike Price 45 USD, Expires 1/18/10	250	(28,125)
Cameron International Corp., Strike Price 40 USD, Expires 11/23/09	485	(29,100)
Cimarex Energy Co., Strike Price 45 USD, Expires 12/21/09	100	(7,750)
EOG Resources, Inc., Strike Price 95 USD, Expires 11/23/09	400	(12,000)
EQT Corp., Strike Price 45 USD, Expires 12/21/09	200	(18,000)
EXCO Resources, Inc., Strike Price 17.50 USD, Expires 12/21/09	460	(36,800)
EXCO Resources, Inc., Strike Price 20 USD, Expires 12/21/09	500	(15,000)
Halliburton Co., Strike Price 28 USD, Expires 11/23/09	920	(182,160)
Halliburton Co., Strike Price 32 USD, Expires 11/23/09	1,400	(43,400)
Hess Corp., Strike Price 60 USD, Expires 11/23/09	300	(19,500)
National-Oilwell Varco, Inc., Strike Price 40 USD, Expires 11/23/09	750	(193,125)
National-Oilwell Varco, Inc., Strike Price 41 USD, Expires 11/23/09	500	(100,000)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	31

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
National-Oilwell Varco, Inc., Strike Price 42 USD, Expires 11/23/09	600	$(93,000)
National-Oilwell Varco, Inc., Strike Price 43 USD, Expires 11/23/09	100	(11,500)
National-Oilwell Varco, Inc., Strike Price 44 USD, Expires 11/23/09	100	(8,750)
Occidental Petroleum Corp., Strike Price 75 USD, Expires 11/23/09	100	(33,500)
Occidental Petroleum Corp., Strike Price 80 USD, Expires 11/23/09	1,190	(145,775)
Peabody Energy Corp., Strike Price 41 USD, Expires 12/21/09	250	(57,500)
Peabody Energy Corp., Strike Price 50 USD, Expires 12/21/09	150	(4,500)
Penn Virginia Corp., Strike Price 20 USD, Expires 12/21/09	1,000	(187,500)
Penn Virginia Corp., Strike Price 22.50 USD, Expires 12/21/09	250	(21,875)
Petrohawk Energy Corp., Strike Price 27 USD, Expires 12/21/09	400	(26,000)
Petrohawk Energy Corp., Strike Price 28 USD, Expires 12/21/09	500	(25,000)
Petrohawk Energy Corp., Strike Price 30 USD, Expires 12/21/09	600	(15,000)
Petroleo Brasileiro SA - ADR, Strike Price 40 USD, Expires 12/21/09	400	(108,000)
Plains All American Pipeline LP, Strike Price 50 USD, Expires 11/23/09	500	(17,500)
Plains All American Pipeline LP, Strike Price 50 USD, Expires 12/21/09	220	(14,850)
Potash Corp. of Saskatchewan, Inc., Strike Price 100 USD, Expires 12/21/09	100	(34,000)
Potash Corp. of Saskatchewan, Inc., Strike Price 105 USD, Expires 12/21/09	100	(21,500)
Questar Corp., Strike Price 40 USD, Expires 11/23/09	75	(10,875)
Range Resources Corp., Strike Price 55 USD, Expires 12/21/09	100	(15,000)
Schlumberger Ltd., Strike Price 60 USD, Expires 11/23/09	250	(97,500)
Schlumberger Ltd., Strike Price 65 USD, Expires 11/23/09	730	(102,200)
Ship Finance International Ltd., Strike Price 12.50 USD, Expires 11/23/09	250	(1,875)
Silver Wheaton Corp., Strike Price 13 USD, Expires 11/23/09	1,140	(65,550)
Silver Wheaton Corp., Strike Price 14 USD, Expires 12/21/09	250	(17,500)
Southwestern Energy Co., Strike Price 44 USD, Expires 11/23/09	250	(50,625)
Transocean, Inc., Strike Price 80 USD, Expires 11/23/09	650	(390,000)
Transocean, Inc., Strike Price 85 USD, Expires 11/23/09	700	(224,000)
Transocean, Inc., Strike Price 90 USD, Expires 11/23/09	100	(14,500)
Weatherford International Ltd., Strike Price 22 USD, Expires 11/23/09	900	(6,750)
Weatherford International Ltd., Strike Price 23 USD, Expires 11/23/09	2,300	(11,500)
Weatherford International Ltd., Strike Price 24 USD, Expires 11/23/09	450	(2,250)
Whiting Petroleum Corp., Strike Price 45 USD, Expires 12/21/09	250	(301,250)
Whiting Petroleum Corp., Strike Price 50 USD, Expires 12/21/09	900	(720,000)
Whiting Petroleum Corp., Strike Price 55 USD, Expires 12/21/09	200	(95,000)

Total Exchange-Traded Call Options Written		(4,097,740)

Exchange-Traded Put Option Written—(0.0)%
St. Mary Land & Exploration Co., Strike Price 29.50 USD, Expires 11/02/09	350	(74)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(1.1)%
Apache Corp., Strike Price 81 USD, Expires 11/10/09, Broker Goldman Sachs & Co.	35,000	$(460,656)
Apache Corp., Strike Price 96 USD, Expires 11/20/09, Broker Goldman Sachs & Co.	30,000	(74,801)
Apache Corp., Strike Price 98.27 USD, Expires 11/20/09, Broker Credit Suisse First Boston	10,000	(16,651)
Arch Coal, Inc., Strike Price 17.67 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(99,750)
Arch Coal, Inc., Strike Price 18.06 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(90,000)
Arch Coal, Inc., Strike Price 18.26 USD, Expires 11/03/09, Broker Credit Suisse First Boston	100,000	(340,000)
Arch Coal, Inc., Strike Price 19.14 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	25,000	(63,039)
Arena Resources, Inc., Strike Price 33.42 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	56,000	(216,160)
Cabot Oil & Gas Corp., Strike Price 36.50 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	30,000	(62,262)
Cabot Oil & Gas Corp., Strike Price 38.83 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	25,800	(13,880)
Cabot Oil & Gas Corp., Strike Price 40.28 USD, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	50,000	(73,928)
Cameron International Corp., Strike Price 31.58 USD, Expires 11/03/09, Broker Citigroup Global Markets	60,000	(323,446)
Cimarex Energy Co., Strike Price 33.65 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(137,750)
Cimarex Energy Co., Strike Price 33.95 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(130,250)
Consol Energy, Inc., Strike Price 36.84 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	100,000	(597,000)
Consol Energy, Inc., Strike Price 41.53 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	50,000	(86,427)
Consol Energy, Inc., Strike Price 43.50 USD, Expires 11/20/09, Broker JPMorgan Chase Securities	100,000	(167,724)
Consol Energy, Inc., Strike Price 52 USD, Expires 11/09/09, Broker UBS Securities LLC	40,000	(538)
Core Laboratories NV, Strike Price 98.50 USD, Expires 11/12/09, Broker Credit Suisse First Boston	16,500	(106,204)
Crescent Point Energy Corp., Strike Price 35.18 CAD, Expires 11/03/09, Broker Goldman Sachs & Co.	50,000	(74,858)
Crescent Point Energy Corp., Strike Price 36.68 CAD, Expires 11/03/09, Broker Goldman Sachs & Co.	15,000	(6,166)
Crescent Point Energy Corp., Strike Price 37.27 CAD, Expires 11/12/09, Broker Goldman Sachs & Co.	40,800	(10,668)
Diamond Offshore Drilling, Inc., Strike Price 89.95 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(98,158)
Energy Transfer Partners LP, Strike Price 43.08 USD, Expires 11/03/09, Broker UBS Securities LLC	100,000	(41,118)
EQT Corp., Strike Price 36.92 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	75,000	(370,500)
EQT Corp., Strike Price 39.03 USD, Expires 11/03/09, Broker Credit Suisse First Boston	25,000	(70,788)
EQT Corp., Strike Price 41.74 USD, Expires 11/06/09, Broker UBS Securities LLC	66,500	(49,826)
EXCO Resources, Inc., Strike Price 15 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	100,000	(78,195)
EXCO Resources, Inc., Strike Price 15.55 USD, Expires 11/03/09, Broker UBS Securities LLC	50,000	(22,038)
EXCO Resources, Inc., Strike Price 16 USD, Expires 11/20/09, Broker Goldman Sachs & Co.	100,000	(76,168)
EXCO Resources, Inc., Strike Price 18 USD, Expires 11/03/09, Broker UBS Securities LLC	50,000	(566)
Exxon Mobil Corp., Strike Price 70.81 USD, Expires 11/13/09, Broker Citigroup Global Markets	25,000	(44,443)
Goldcorp, Inc., Strike Price 40.25 USD, Expires 11/20/09, Broker Deutsche Bank Securities	40,000	(15,196)

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(0.0)%
Goldcorp, Inc., Strike Price 41 USD, Expires 11/03/09, Broker UBS Securities LLC	40,000	$(412)
Goldcorp, Inc., Strike Price 44 USD, Expires 11/03/09, Broker Citigroup Global Markets	20,000	(3)
Massey Energy Co., Strike Price 25.63 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(86,762)
Massey Energy Co., Strike Price 26.24 USD, Expires 11/03/09, Broker Credit Suisse First Boston	25,000	(72,158)
Massey Energy Co., Strike Price 26.76 USD, Expires 11/03/09, Broker UBS Securities LLC	150,000	(359,717)
Massey Energy Co., Strike Price 33 USD, Expires 11/20/09, Broker BNP Paribas	95,000	(42,139)
Noble Corp., Strike Price 35.72 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(125,505)
Noble Corp., Strike Price 38 USD, Expires 11/20/09, Broker UBS Securities LLC	100,000	(335,492)
Peabody Energy Corp., Strike Price 36.50 USD, Expires 11/03/09, Broker UBS Securities LLC	50,000	(155,702)
Peabody Energy Corp., Strike Price 37.24 USD, Expires 11/03/09, Broker Citigroup Global Markets	135,000	(333,123)
Penn Virginia Corp., Strike Price 20 USD, Expires 11/05/09, Broker UBS Securities LLC	150,000	(103,155)
Penn Virginia Corp., Strike Price 21 USD, Expires 11/20/09, Broker UBS Securities LLC	50,000	(36,355)
Penn Virginia Corp., Strike Price 21.07 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(4,137)
Petrohawk Energy Corp., Strike Price 23.54 USD, Expires 11/03/09, Broker UBS Securities LLC	100,000	(49,998)
Petrohawk Energy Corp., Strike Price 25 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	100,000	(8,483)
Petrohawk Energy Corp., Strike Price 27.84 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	50,000	(10)
Petroleo Brasileiro SA - ADR, Strike Price 36.04 USD, Expires 11/03/09, Broker UBS Securities LLC	50,000	(204,000)
Petroleo Brasileiro SA - ADR, Strike Price 37.02 USD, Expires 11/03/09, Broker Citigroup Global Markets	100,000	(310,000)
Petroleo Brasileiro SA - ADR, Strike Price 37.59 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	50,000	(126,715)
Potash Corp. of Saskatchewan, Inc., Strike Price 105.29 USD, Expires 11/03/09, Broker UBS Securities LLC	20,000	(93)
Questar Corp., Strike Price 35.44 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(110,000)
Questar Corp., Strike Price 37.25 USD, Expires 11/06/09, Broker Morgan Stanley & Co., Inc.	57,500	(151,694)
Range Resources Corp., Strike Price 47.88 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(59,770)
Range Resources Corp., Strike Price 54.72 USD, Expires 11/06/09, Broker Credit Suisse First Boston	83,000	(8,054)
Saipem SpA, Strike Price 20.09 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	85,000	(53,545)
Ship Finance International Ltd., Strike Price 13.21 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	65,000	(1)
Silver Wheaton Corp., Strike Price 10.56 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	55,000	(105,810)
Southwestern Energy Co., Strike Price 43.81 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(17,093)
Southwestern Energy Co., Strike Price 46.19 USD, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	135,000	(138,437)
Weatherford International Ltd., Strike Price 24 USD, Expires 12/18/09, Broker Credit Suisse First Boston	50,000	(1,441)
Whiting Petroleum Corp., Strike Price 42.40 USD, Expires 11/03/09, Broker UBS Securities LLC	50,000	(700,000)
Whiting Petroleum Corp., Strike Price 52.42 USD, Expires 11/03/09, Broker UBS Securities LLC	31,800	(129,386)

Total Over-the-Counter Call Options Written		(7,848,344)

Options Written	Contracts	Value

Over-the-Counter Put Options Written—(0.0)%
Exxon Mobil Corp., Strike Price 67 USD, Expires 11/02/09, Broker Goldman Sachs & Co.	72,000	$(522)
St. Mary Land & Exploration Co., Strike Price 29.50 USD, Expires 11/02/09, Broker UBS Securities LLC	110,000	(232)

Total Over-the-Counter Put Options Written		(754)

Total Options Written (Premiums Received—$11,892,803)—(1.7)%		(11,946,912)

Total Investments Net of Outstanding Options Written—100.3%		711,028,017
Liabilities in Excess of Other Assets—(0.3)%		(2,439,157)

Net Assets—100.0%		$708,588,860

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$678,982,897

Gross unrealized appreciation	$83,884,349
Gross unrealized depreciation	(39,892,317)

Net unrealized appreciation	$43,992,032

(a)	Non-income producing security.
(b)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.7% of its net assets, with a current market value of $4,625,388 and an original cost of $3,500,003 in these securities.

(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(d)	Security, or a portion of security, is on loan.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$18,701,414	$104,436
BlackRock Liquidity Series, LLC Money Market Series	$(19,642,550)	$82,464

(f)	Represents current yield as of report date.
(g)	Security purchased with the cash collateral from securities loans.
•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	33

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$691,240,439	$7,113,626	—	$698,354,065
Short-Term Securities	18,701,414	5,894,700	—	24,596,114

Total	$709,941,853	$13,008,326	—	$722,950,179

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Energy Equipment & Services, within the table.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$24,750	—	$24,750
Liabilities:	$(4,097,740)	(7,849,172)	—	(11,946,912)

Total	$(4,097,740)	$(7,824,422)	—	$(11,922,162)

[2]	Other financial instruments are options which are shown at market value.

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium—0.6%
Anheuser-Busch InBev NV	169,900	$7,976,835

Bermuda—0.9%
Bunge Ltd.	95,900	5,472,054
Invesco Ltd.	291,400	6,163,110

		11,635,164

Brazil—0.7%
Banco Bradesco SA - ADR	216,000	4,255,200
Banco Santander Brasil SA - ADR (a)	222,200	2,635,292
BM&FBOVESPA SA	395,144	2,545,915

		9,436,407

Canada—4.0%
Canadian Oil Sands Trust	285,900	7,709,960
EnCana Corp.	138,300	7,660,437
Kinross Gold Corp.	269,500	5,006,192
Pan American Silver Corp. (a)	261,000	5,460,120
Royal Bank of Canada	84,400	4,274,405
Suncor Energy, Inc.	216,964	7,164,151
Toronto-Dominion Bank (The)	118,715	6,767,101
TransCanada Corp.	210,000	6,435,562

		50,477,928

Cayman Islands—0.2%
Herbalife Ltd.	75,000	2,523,750

China—1.1%
AirMedia Group, Inc. - ADR (a)	237,311	1,962,562
China Construction Bank Corp., Class H	4,463,800	3,848,383
Focus Media Holding Ltd. - ADR (a)(b)	313,700	3,776,948
Industrial & Commercial Bank of China	5,136,100	4,086,358
Noah Education Holdings Ltd. - ADR	38,300	183,074

		13,857,325

Denmark—0.3%
Novo Nordisk A/S	57,400	3,566,045

Finland—0.4%
Fortum Oyj	239,400	5,666,316

France—5.2%
Air France-KLM (a)	499,800	7,662,865
AXA SA	272,000	6,764,683
BNP Paribas	91,080	6,861,433
Cie de Saint-Gobain	176,600	8,605,669
France Telecom SA	175,700	4,353,627
PPR	55,900	6,092,165
Renault SA (a)	127,800	5,719,146
Societe Generale	60,900	4,044,966
Total SA	104,909	6,277,782
Unibail-Rodamco SE - REIT	30,400	6,731,943
Vivendi	116,554	3,233,479

		66,347,758

Germany—3.4%
Allianz SE	22,000	2,521,723
Bayerische Motoren Werke AG	145,200	7,102,943
Deutche Boerse AG	59,200	4,794,764
Deutsche Lufthansa AG	384,700	5,940,335
MAN SE	106,600	8,778,151
RWE AG	94,000	8,245,002
SAP AG - ADR	126,100	5,708,547

		43,091,465

Hong Kong—1.8%
Cheung Kong Holdings Ltd.	629,000	7,982,825
China Mobile Ltd.	394,400	3,697,275
Sun Kung Kai Properties Ltd.	524,800	7,950,985
Wing Hang Bank Ltd.	405,000	3,929,217

		23,560,302

Common Stocks	Shares	Value

India—1.2%
Bharti Airtel Ltd.	697,200	$4,309,703
Punjab National Bank Ltd.	279,600	5,022,633
Sterlite Industries India Ltd. - ADR	412,000	6,497,240

		15,829,576

Indonesia—0.2%
Bank Negara Indonesia Persero Tbk PT	11,344,400	2,151,812

Ireland—0.3%
Coviden Plc	74,800	3,150,576

Israel—0.7%
Teva Pharmaceutical Industries Ltd. - ADR	180,700	9,121,736

Italy—0.5%
A2A SpA	2,319,888	4,276,646
Intesa Sanpaolo SpA	634,400	2,068,608

		6,345,254

Japan—5.9%
Amada Co. Ltd.	1,303,000	7,971,494
Fujitsu Ltd.	514,000	3,026,843
Honda Motor Co. Ltd.	175,700	5,426,790
ITOCHU Corp.	1,587,100	10,031,719
Japan Tobacco, Inc.	2,850	7,995,689
Kawasaki Kisen Kaisha Ltd. (a)	1,426,000	5,195,945
Kenedix Realty Investment Corp. - REIT	500	1,433,952
Mitsubishi Estate Co. Ltd.	106,600	1,610,184
Mitsubishi UFJ Financial Group, Inc.	156,300	832,517
Mitsui & Co. Ltd.	666,400	8,751,797
Mitsui Fudosan Co. Ltd.	107,400	1,737,733
Nippon Steel Corp.	1,321,000	5,039,650
Sumitomo Mitsui Financial Group, Inc.	87,800	2,984,333
Toyo Suisan Kaisha Ltd.	247,000	6,463,226
Toyota Motor Corp.	175,700	6,936,100

		75,437,972

Luxembourg—0.5%
ArcelorMittal, NY Registered Shares	182,800	6,218,856

Malaysia—0.4%
Bumiputra-Commerce Holdings Bhd	1,263,800	4,584,985

Mexico—0.6%
Fomento Economico Mexicano SAB de CV - ADR	168,900	7,315,059

Netherlands—1.4%
Aegon NV (a)	1,199,900	8,528,211
Corio NV - REIT	35,900	2,434,319
Randstad Holding NV (a)	181,000	6,867,573

		17,830,103

New Zealand—0.5%
Telecom Corp. of New Zealand Ltd.	3,495,500	6,312,033

Russia—0.8%
Lukoil OAO - ADR	90,000	5,148,900
Vimpel-Communications - ADR (a)	286,600	5,138,738

		10,287,638

Singapore—2.1%
CapitaLand Ltd.	1,387,451	4,023,448
DBS Group Holdings Ltd.	403,000	3,690,502
Singapore Telecommunications Ltd.	2,812,555	5,832,487
United Overseas Bank Ltd.	415,600	4,981,739
Wilmar International Ltd.	1,841,900	8,120,861

		26,649,037

South Africa—0.8%
Naspers Ltd.	292,200	10,547,970

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	35

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

South Korea—1.7%
GS Engineering & Construction Corp.	104,000	$9,119,988
Korea Zinc Co. Ltd.	43,600	6,738,653
Samsung Electronics Co. Ltd.	10,500	6,318,198

		22,176,839

Spain—2.1%
Banco Bilbao Vizcaya Argentaria SA	342,400	6,120,401
Banco Santander SA	297,545	4,788,170
Inditex SA	152,400	8,945,756
Telefonica SA	268,900	7,509,433

		27,363,760

Sweden—0.5%
Nordea Bank AB	644,300	6,915,542

Switzerland—5.3%
Alcon, Inc.	53,700	7,667,823
Nestle SA	293,699	13,657,466
Novartis AG	262,300	13,659,051
Roche Holding AG	60,900	9,753,923
Swiss Reinsurance Co. Ltd.	110,400	4,495,554
Transocean Ltd. (a)	74,800	6,276,468
Tyco International Ltd.	174,900	5,867,895
UBS AG (a)	122,300	2,039,321
Zurich Financial Services AG	17,208	3,940,504

		67,358,005

Taiwan—1.4%
ASUSTeK Computer, Inc.	2,698,102	4,955,483
Chang Hwa Commercial Bank	5,334,000	2,320,806
Mega Financial Holding Co. Ltd.	7,705,800	4,291,195
Siliconware Precision Industries Co. - ADR	643,500	4,330,755
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	172,330	1,644,028

		17,542,267

Thailand—0.2%
Bangkok Bank PCL	849,700	2,849,892

United Kingdom—7.3%
Aviva Plc	803,500	5,024,422
Barclays Plc (a)	856,800	4,490,559
BG Group Plc	431,400	7,425,826
GlaxoSmithKline Plc	656,036	13,457,089
HSBC Holdings Plc	740,330	8,180,740
Legal & General Group Plc	3,495,600	4,485,354
Persimmon Plc (a)	460,700	3,037,338
Prudential Plc	643,500	5,845,171
Standard Chartered Plc	177,508	4,354,636
Tesco Plc	1,480,700	9,872,876
Unilever Plc	263,500	7,872,288
Vodafone Group Plc	819,393	1,805,806
Vodafone Group Plc - ADR	172,200	3,821,118
WPP Plc	740,100	6,632,712
Xstrata Plc (a)	484,000	6,971,322

		93,277,257

United States—45.4%
Abbott Laboratories	131,900	6,670,183
Alcoa, Inc.	752,300	9,343,566
Alpha Natural Resources, Inc. (a)(b)	202,200	6,868,734
American Electric Power Co., Inc.	209,700	6,337,134
Amerprise Financial, Inc.	205,400	7,121,218
Analog Devices, Inc.	228,400	5,853,892
Apache Corp.	77,100	7,256,652
Apple, Inc. (a)	49,200	9,274,200
Applied Materials, Inc.	477,200	5,821,840
Boston Properties, Inc. - REIT	42,300	2,570,571
Bristol-Myers Squibb Co.	352,000	7,673,600
CB Richard Ellis Group, Inc. (a)	384,500	3,979,575
CBS Corp., Class B	557,700	6,564,129

Common Stocks	Shares	Value

United States (continued)
Celanese Corp., Series A	238,400	$6,544,080
Celgene Corp. (a)	87,100	4,446,455
Charles Schwab Corp. (The)	286,800	4,973,112
Chesapeake Energy Corp.	206,600	5,061,700
Chevron Corp. (c)	191,800	14,680,372
Cisco Systems, Inc. (a)	451,800	10,323,630
Citigroup, Inc.	1,402,600	5,736,634
ConAgra Foods, Inc.	205,300	4,311,300
ConocoPhillips	171,600	8,610,888
Consol Energy, Inc.	132,600	5,676,606
CVS Caremark Corp.	178,300	6,293,990
Dominion Resources, Inc.	172,100	5,866,889
eBay, Inc. (a)	565,200	12,587,004
EMC Corp. (a)	305,100	5,024,997
Energizer Holdings, Inc. (a)	91,900	5,593,953
EOG Resources, Inc.	116,000	9,472,560
Exxon Mobil Corp.	173,600	12,441,912
Federal Realty Investment Trust - REIT	62,100	3,665,763
General Electric Co.	587,200	8,373,472
General Mills, Inc.	108,600	7,158,912
Google, Inc., Class A (a)	15,900	8,524,308
Halliburton Co.	251,700	7,352,157
Hartford Financial Services Group, Inc.	175,000	4,291,000
Helmerich & Payne, Inc.	154,200	5,862,684
Hewlett-Packard Co.	221,100	10,493,406
Hudson City Bancorp, Inc.	281,400	3,697,596
Intel Corp. (c)	363,600	6,948,396
International Business Machines Corp.	82,700	9,974,447
JCPenney Co., Inc.	150,300	4,979,439
Johnson & Johnson	96,800	5,716,040
Jones Lang LaSalle, Inc.	90,900	4,258,665
JPMorgan Chase & Co.	96,400	4,026,628
Kla-Tencor Corp.	258,100	8,390,831
Kohl’s Corp. (a)(c)	175,100	10,019,222
Las Vegas Sands Corp. (a)(b)	245,600	3,706,104
LaSalle Hotel Properties - REIT	239,200	4,104,672
Lincoln National Corp.	248,600	5,924,138
Mack-Cali Realty Corp. - REIT	116,200	3,596,390
Macy’s, Inc.	302,900	5,321,953
Manpower, Inc.	110,200	5,224,582
Marathon Oil Corp.	300,500	9,606,985
Medco Health Solutions, Inc. (a)	59,000	3,311,080
Medtronic, Inc.	125,100	4,466,070
MetLife, Inc.	161,900	5,509,457
Microsoft Corp. (c)	352,500	9,774,825
Monster Worldwide, Inc. (a)	454,900	6,605,148
Morgan Stanley	210,800	6,770,896
Newmont Mining Corp.	176,300	7,661,998
NII Holdings, Inc. (a)	175,000	4,712,750
Nike, Inc.	103,500	6,435,630
Oracle Corp.	275,000	5,802,500
Parametric Technology Corp. (a)	422,400	6,297,984
People’s United Financial, Inc.	211,500	3,390,345
PepsiCo, Inc.	144,500	8,749,475
Pfizer, Inc.	721,100	12,280,333
Piper Jaffray Cos. (a)	65,500	3,038,545
Prudential Financial, Inc.	115,500	5,224,065
QUALCOMM, Inc.	82,300	3,408,043
Ralcorp Holdings, Inc. (a)	102,200	5,488,140
Sempra Energy	156,100	8,031,345
SPX Corp.	97,300	5,135,494
State Street Corp.	76,400	3,207,272
Stryker Corp.	138,900	6,389,400
SunTrust Banks, Inc.	301,100	5,754,021
T. Rowe Price Group, Inc.	104,000	5,067,920
Texas Instruments, Inc.	330,000	7,738,500

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Travelers Cos., Inc. (The)	143,300	$7,134,907
U.S. Bancorp	109,100	2,533,302
UnitedHealth Group, Inc.	130,100	3,376,095
Urban Outfitters, Inc. (a)	236,200	7,411,956
Virgin Media, Inc.	489,800	6,842,506
Wabtec Corp.	100,700	3,701,732
Walt Disney Co. (The)	269,100	7,365,267
WellPoint, Inc. (a)	62,700	2,931,852
Wells Fargo & Co.	219,900	6,051,648
Weyerhauser Co.	170,400	6,192,336
XTO Energy, Inc.	181,200	7,530,672
Yum! Brands, Inc.	133,600	4,402,121

		579,924,796

Total Long-Term Investments (Cost—$1,229,541,176)—98.4%		1,257,330,260

Short-Term Securities	Shares/ Beneficial Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (d)(e)	5,139,633	5,139,633
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (d)(e)(f)	7,602,800	7,602,800

Total Short-Term Securities (Cost—$12,742,433)—1.0%		12,742,433

Options Purchased	Contracts

Exchange-Traded Call Options Purchased—0.0%
Research In Motion Ltd., Strike Price 85 USD, Expires 11/23/09	111	277
United States Steel Corp., Strike Price 53 USD, Expires 12/04/09	880	369

Total Options Purchased (Cost—$57,288)—0.0%		646

Total Investments Before Outstanding Options Written (Cost—$1,242,340,897*)—99.4%		1,270,073,339

Options Written

Exchange-Traded Call Options Written—(0.4)%
Abbott Laboratories, Strike Price 50 USD, Expires 11/23/09	355	(49,700)
Alcoa, Inc., Strike Price 16 USD, Expires 11/23/09	200	(800)
Alcon, Inc., Strike Price 145 USD, Expires 11/23/09	300	(80,250)
Alpha Natural Resources, Inc., Strike Price 36.50 USD, Expires 11/03/09	520	(5,504)
Alpha Natural Resources, Inc., Strike Price 42 USD, Expires 12/21/09	600	(43,500)
American Electric Power Co., Inc., Strike Price 32.50 USD, Expires 11/23/09	1,150	(11,500)
Amerprise Financial, Inc., Strike Price 32 USD, Expires 11/03/09	250	(67,475)
Amerprise Financial, Inc., Strike Price 35 USD, Expires 11/23/09	415	(60,175)
Analog Devices, Inc., Strike Price 30 USD, Expires 12/21/09	1,250	(21,875)
Apple, Inc., Strike Price 210 USD, Expires 12/21/09	50	(12,125)
Applied Materials, Inc., Strike Price 14 USD, Expires 11/23/09	940	(7,050)
ArcelorMittal, NY Registered Shares, Strike Price 40 USD, Expires 11/06/09	545	(893)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
ArcelorMittal, NY Registered Shares, Strike Price 42 USD, Expires 11/23/09	257	$(3,855)
Banco Bradesco SA - ADR, Strike Price 20 USD, Expires 11/23/09	720	(59,400)
Banco Bradesco SA - ADR, Strike Price 22.50 USD, Expires 12/21/09	470	(16,450)
Bristol-Myers Squibb Co., Strike Price 23 USD, Expires 11/23/09	440	(5,500)
Canadian Oil Sands Trust, Strike Price 30 CAD, Expires 12/19/09	280	(25,230)
Celgene Corp., Strike Price 57.50 USD, Expires 11/23/09	650	(11,375)
Chesapeake Energy Corp., Strike Price 31 USD, Expires 11/23/09	800	(6,000)
Chevron Corp., Strike Price 75 USD, Expires 12/21/09	775	(279,000)
Cisco Systems, Inc., Strike Price 24 USD, Expires 1/18/10	340	(29,750)
Citigroup, Inc., Strike Price 5 USD, Expires 11/23/09	1,215	(4,253)
ConAgra Foods, Inc., Strike Price 22.50 USD, Expires 12/21/09	1,130	(22,600)
Consol Energy, Inc., Strike Price 50 USD, Expires 11/23/09	500	(16,250)
Consol Energy, Inc., Strike Price 55 USD, Expires 11/23/09	250	(1,875)
Covidien Plc, Strike Price 42.50 USD, Expires 11/23/09	400	(51,000)
CVS Caremark Corp., Strike Price 37 USD, Expires 11/23/09	1,000	(45,000)
EMC Corp., Strike Price 18 USD, Expires 12/21/09	1,670	(49,265)
EnCana Corp., Strike Price 60 USD, Expires 11/23/09	550	(34,375)
Energizer Holdings, Inc., Strike Price 70 USD, Expires 11/23/09	500	(12,500)
Exxon Mobil Corp., Strike Price 75 USD, Expires 12/21/09	950	(109,250)
Federal Realty Investment Trust - REIT, Strike Price 60 USD, Expires 11/23/09	370	(75,850)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price 37 USD, Expires 11/03/09	950	(599,450)
General Electric Co., Strike Price 18 USD, Expires 11/23/09	855	(1,282)
General Mills, Inc., Strike Price 65 USD, Expires 11/23/09	600	(105,000)
Google, Inc., Strike Price 480 USD, Expires 12/21/09	33	(201,300)
Google, Inc., Strike Price 510 USD, Expires 11/23/09	55	(169,125)
Halliburton Co., Strike Price 32 USD, Expires 11/23/09	1,500	(46,500)
Herbalife Ltd., Strike Price 35 USD, Expires 11/23/09	750	(82,500)
Hewlett-Packard Co., Strike Price 45 USD, Expires 11/23/09	202	(60,600)
Hewlett-Packard Co., Strike Price 49 USD, Expires 11/23/09	950	(57,000)
Intel Corp., Strike Price 21 USD, Expires 11/12/09	670	(251)
Intel Corp., Strike Price 21 USD, Expires 11/23/09	650	(3,575)
Intel Corp., Strike Price 21 USD, Expires 12/21/09	680	(15,640)
International Business Machines Corp., Strike Price 125 USD, Expires 12/21/09	500	(118,750)
JCPenney Co., Inc., Strike Price 36 USD, Expires 11/23/09	825	(45,375)
Jones Lang LaSalle, Inc., Strike Price 55 USD, Expires 12/21/09	500	(32,500)
JPMorgan Chase & Co., Strike Price 48 USD, Expires 12/21/09	500	(31,250)
Kinross Gold Corp., Strike Price 23 CAD, Expires 11/21/09	1,430	(29,074)
Kinross Gold Corp., Strike Price 26 CAD, Expires 11/21/09	1,265	(5,261)
Kohl’s Corp., Strike Price 60 USD, Expires 11/23/09	200	(20,000)
Lincoln National Corp., Strike Price 28 USD, Expires 11/23/09	800	(24,000)
Lincoln National Corp., Strike Price 28 USD,
Expires 12/21/09	570	(45,600)
Macy’s, Inc., Strike Price 15 USD, Expires 11/23/09	1,665	(466,200)
Manpower, Inc., Strike Price 60 USD, Expires 11/23/09	600	(6,000)
Marathon Oil Corp., Strike Price 34 USD, Expires 12/04/09	300	(19,696)
Medtronic, Inc., Strike Price 40 USD, Expires 11/23/09	690	(3,450)
MetLife, Inc., Strike Price 39 USD, Expires 11/23/09	250	(6,875)
MetLife, Inc., Strike Price 43 USD, Expires 12/21/09	165	(3,712)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	37

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
MetLife, Inc., Strike Price 44 USD, Expires 12/21/09	310	$(5,425)
Microsoft Corp., Strike Price 26 USD, Expires 11/23/09	1,100	(207,900)
Microsoft Corp., Strike Price 29 USD, Expires 12/21/09	520	(29,120)
Monster Worldwide, Inc., Strike Price 20 USD, Expires 11/23/09	2,500	(12,500)
Nike, Inc., Strike Price 65 USD, Expires 11/23/09	230	(13,800)
Pan American Silver Corp., Strike Price 26 USD, Expires 11/23/09	1,315	(19,725)
People’s United Financial, Inc., Strike Price 17.50 USD, Expires 11/23/09	1,160	(8,700)
PepsiCo, Inc., Strike Price 62.50 USD, Expires 11/23/09	200	(8,000)
Pfizer, Inc., Strike Price 17 USD, Expires 11/23/09	725	(29,363)
Piper Jaffray Cos., Strike Price 55 USD, Expires 12/21/09	180	(13,500)
Piper Jaffray Cos., Strike Price 60 USD, Expires 12/21/09	180	(3,600)
PPR, Strike Price 90 EUR, Expires 12/20/09	80	(5,760)
Prudential Financial, Inc., Strike Price 55 USD, Expires 12/21/09	120	(9,000)
QUALCOMM, Inc., Strike Price 44 USD, Expires 12/21/09	450	(43,425)
Ralcorp Holdings, Inc., Strike Price 60 USD, Expires 11/23/09	560	(7,000)
Royal Bank of Canada, Strike Price 58 CAD, Expires 11/21/09	460	(10,203)
SAP AG - ADR, Strike Price 55 USD, Expires 12/21/09	700	(3,500)
Sempra Energy, Strike Price 50 USD, Expires 11/23/09	860	(191,350)
State Street Corp., Strike Price 55 USD, Expires 11/23/09	420	(2,100)
Stryker Corp., Strike Price 48 USD, Expires 11/23/09	750	(35,625)
Suncor Energy, Inc., Strike Price 36 USD, Expires 12/21/09	650	(74,750)
Suncor Energy, Inc., Strike Price 39 USD, Expires 11/23/09	500	(8,750)
Suncor Energy, Inc., Strike Price 40 USD, Expires 11/23/09	690	(8,625)
SunTrust Banks, Inc., Strike Price 24 USD, Expires 11/23/09	420	(4,200)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 52.50 USD, Expires 11/23/09	410	(20,500)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 52.50 USD, Expires 12/21/09	580	(60,900)
Toronto-Dominion Bank (The), Strike Price 68 CAD, Expires 12/19/09	415	(23,971)
Toronto-Dominion Bank (The), Strike Price 70 CAD, Expires 11/21/09	246	(2,273)
Transocean, Inc., Strike Price 85 USD, Expires 11/23/09	293	(93,760)
Transocean, Inc., Strike Price 90 USD, Expires 11/23/09	120	(17,400)
Travelers Cos., Inc. (The), Strike Price 50 USD, Expires 11/23/09	800	(110,000)
U.S. Bancorp, Strike Price 23 USD, Expires 11/23/09	100	(11,250)
U.S. Bancorp, Strike Price 24 USD, Expires 12/21/09	535	(58,850)
UnitedHealth Group, Inc., Strike Price 28 USD, Expires 12/21/09	715	(64,350)
Virgin Media, Inc., Strike Price 15 USD, Expires 12/21/09	360	(19,800)
Walt Disney Co. (The), Strike Price 30 USD, Expires 11/23/09	400	(8,000)
Walt Disney Co. (The), Strike Price 31 USD, Expires 12/21/09	320	(8,000)
WellPoint, Inc., Strike Price 55 USD, Expires 11/23/09	310	(3,875)
WellPoint, Inc., Strike Price 60 USD, Expires 12/21/09	53	(1,060)
Weyerhauser Co., Strike Price 39 USD, Expires 11/23/09	850	(46,750)
XTO Energy, Inc., Strike Price 43 USD, Expires 11/23/09	380	(42,750)
XTO Energy, Inc., Strike Price 45 USD, Expires 11/23/09	640	(35,200)

Total Exchange-Traded Call Options Written		(4,804,201)

Exchange-Traded Put Options Written—(0.0)%
Herbalife Ltd., Strike Price 30 USD, Expires 11/23/09	750	(33,750)
Corio NV, Strike Price 42 EUR, Expires 12/18/09	183	(22,990)

Total Exchange-Traded Put Options Written		(56,740)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(1.2)%
A2A SpA, Strike Price 1.33 EUR, Expires 11/05/09, Broker Goldman Sachs & Co.	882,000	$(981)
A2A SpA, Strike Price 1.38 EUR, Expires 11/18/09, Broker UBS Securities LLC	393,900	(829)
Abbott Laboratories, Strike Price 50 USD, Expires 12/18/09, Broker UBS Securities LLC	37,000	(72,375)
Aegon NV, Strike Price 5.91 EUR, Expires 11/18/09, Broker Credit Suisse First Boston	659,900	(14,490)
Air France-KLM, Strike Price 12.48 EUR, Expires 11/05/09, Broker Goldman Sachs & Co.	300,000	(815)
AirMedia Group, Inc. - ADR, Strike Price 7.50 USD, Expires 11/20/09, Broker UBS Securities LLC	48,000	(43,972)
AirMedia Group, Inc. - ADR, Strike Price 7.50 USD, Expires 12/18/09, Broker UBS Securities LLC	48,000	(53,034)
AirMedia Group, Inc. - ADR, Strike Price 8.13 USD, Expires 11/03/09, Broker JPMorgan Chase Securities	46,000	(8,718)
Alcoa, Inc., Strike Price 13.75 USD, Expires 11/12/09, Broker Citigroup Global Markets	93,700	(8,415)
Alcoa, Inc., Strike Price 14.79 USD, Expires 11/06/09, Broker UBS Securities LLC	170,000	(896)
Alcoa, Inc., Strike Price 15.23 USD, Expires 11/06/09, Broker Citigroup Global Markets	150,000	(265)
Allianz SE, Strike Price 81.86 EUR, Expires 1/07/10, Broker UBS Securities LLC	12,100	(36,096)
Amada Co. Ltd., Strike Price 647.85 JPY, Expires 11/10/09, Broker UBS Securities LLC	716,800	(564)
Amerprise Financial, Inc., Strike Price 31 USD, Expires 11/10/09, Broker Deutsche Bank Securities	57,000	(214,141)
Apache Corp., Strike Price 92.64 USD, Expires 11/03/09, Broker Citigroup Global Markets	42,000	(88,194)
Apple, Inc., Strike Price 179.04 USD, Expires 11/13/09, Broker Morgan Stanley & Co., Inc.	27,000	(302,400)
Applied Materials, Inc., Strike Price 14 USD, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	130,000	(7,155)
Applied Materials, Inc., Strike Price 14.43 USD, Expires 11/13/09, Broker Morgan Stanley & Co., Inc.	38,500	(278)
ASUSTeK Computer, Inc., Strike Price 54.57 TWD, Expires 11/10/09, Broker Deutsche Bank Securities	1,500,000	(295,575)
Aviva Plc, Strike Price 3.63 GBP, Expires 11/05/09, Broker Goldman Sachs & Co.	282,000	(83,498)
Aviva Plc, Strike Price 3.90 GBP, Expires 11/05/09, Broker Citigroup Global Markets	159,000	(12,399)
AXA SA, Strike Price 17.19 EUR, Expires 11/05/09, Broker Credit Suisse First Boston	149,600	(54,356)
Banco Bilbao Vizcaya Argentaria SA, Strike Price 12.07 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	188,000	(64,664)
Banco Santander SA, Strike Price 11.55 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	253,500	(7,971)
Barclays Plc, Strike Price 3.50 GBP, Expires 11/05/09, Broker UBS Securities LLC	50,000	(458)
Barclays Plc, Strike Price 3.90 GBP, Expires 11/05/09, Broker UBS Securities LLC	425,000	(153)
Bayerische Motoren Werke AG, Strike Price 34.63 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	80,000	(17,359)
BG Group Plc, Strike Price 10.94 GBP, Expires 11/05/09, Broker UBS Securities LLC	205,000	(16,199)
BG Group Plc, Strike Price 11.45 GBP, Expires 12/03/09, Broker Citigroup Global Markets	33,000	(6,417)
BM&FBOVESPA SA, Strike Price 12.47 BRL, Expires 11/06/09, Broker Credit Suisse First Boston	49,000	(246)
BM&FBOVESPA SA, Strike Price 12.64 BRL, Expires 1/05/10, Broker Goldman Sachs & Co.	168,400	(27,163)
BNP Paribas, Strike Price 54.29 EUR, Expires 12/10/09, Broker UBS Securities LLC	50,000	(105,896)
Boston Properties, Inc. - REIT, Strike Price 62.42 USD, Expires 11/12/09, Broker Credit Suisse First Boston	23,200	(33,583)

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Bristol-Myers Squibb Co., Strike Price 20.50 USD, Expires 11/03/09, Broker Citigroup Global Markets	52,000	$(67,600)
Bristol-Myers Squibb Co., Strike Price 23.20 USD, Expires 11/13/09, Broker Credit Suisse First Boston	97,500	(3,317)
Bunge Ltd., Strike Price 70 USD, Expires 11/03/09, Broker UBS Securities LLC	50,000	(1)
Canadian Oil Sands Trust, Strike Price 34.62 CAD, Expires 12/15/09, Broker Goldman Sachs & Co.	214,500	(33,617)
CapitaLand Ltd., Strike Price 3.91 SGD, Expires 11/10/09, Broker Deutsche Bank Securities	763,000	(105,285)
CB Richard Ellis Group, Inc., Strike Price 14.41 USD, Expires 12/23/09, Broker UBS Securities LLC	210,000	(13,345)
CBS Corp., Class B, Strike Price 13.38 USD, Expires 11/06/09, Broker Goldman Sachs & Co.	306,700	(13,943)
Celanese Corp., Series A, Strike Price 25.93 USD, Expires 11/03/09, Broker UBS Securities LLC	130,000	(205,426)
Chang Hwa Commercial Bank, Strike Price 14.15 TWD, Expires 11/10/09, Broker Deutsche Bank Securities	1,500,000	(16,170)
Chang Hwa Commercial Bank, Strike Price 14.52 TWD, Expires 11/10/09, Broker Credit Suisse First Boston	1,500,000	(7,035)
Charles Schwab Corp., Strike Price 18.50 USD, Expires 11/05/09, Broker Credit Suisse First Boston	67,700	(1,103)
Charles Schwab Corp., Strike Price 19.34 USD, Expires 11/20/09, Broker Citigroup Global Markets	90,000	(3,592)
Cheung Kong Holdings Ltd., Strike Price 110.21 HKD, Expires 12/16/09, Broker Credit Suisse First Boston	346,000	(58,475)
Chevron Corp., Strike Price 71.20 USD, Expires 11/06/09, Broker Citigroup Global Markets	66,000	(352,440)
China Construction Bank Corp., Class H, Strike Price 6.13 HKD, Expires 11/10/09, Broker Credit Suisse First Boston	2,319,000	(166,118)
China Mobile Ltd., Strike Price 82.66 HKD, Expires 11/10/09, Broker Goldman Sachs & Co.	217,000	(657)
Cie de Saint-Gobain, Strike Price 36.40 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	97,000	(104,653)
CIMB Group Holdings Bhd, Strike Price 10.46 MYR, Expires 11/10/09, Broker Deutsche Bank Securities	145,000	(86,034)
CIMB Group Holdings Bhd, Strike Price 11.40 MYR, Expires 12/01/09, Broker Credit Suisse First Boston	450,000	(146,016)
Cisco Systems, Inc., Strike Price 23.19 USD, Expires 11/13/09, Broker UBS Securities LLC	215,000	(59,394)
Citigroup, Inc., Strike Price 5.15 USD, Expires 11/10/09, Broker Deutsche Bank Securities	650,000	(1,118)
ConocoPhillips, Strike Price 54.12 USD, Expires 11/13/09, Broker UBS Securities LLC	95,000	(14,358)
Corio NV - REIT, Strike Price 41.02 EUR, Expires 11/05/09, Broker Goldman Sachs & Co.	21,500	(161,348)
DBS Group Holdings Ltd., Strike Price 13.41 SGD, Expires 11/10/09, Broker Deutsche Bank Securities	221,000	(7,605)
Deutche Borse AG, Strike Price 58.45 EUR, Expires 11/05/09, Broker UBS Securities LLC	15,900	(2,150)
Deutche Borse AG, Strike Price 59.55 EUR, Expires 11/05/09, Broker Goldman Sachs & Co.	16,300	(806)
Deutsche Lufthansa AG, Strike Price 12.32 EUR, Expires 12/15/09, Broker Deutsche Bank Securities	212,000	(18,406)
Dominion Resources, Inc., Strike Price 34.19 USD, Expires 11/06/09, Broker Citigroup Global Markets	95,000	(21,214)
eBay, Inc., Strike Price 22.73 USD, Expires 11/03/09, Broker UBS Securities LLC	125,000	(18,306)
eBay, Inc., Strike Price 23.38 USD, Expires 11/13/09, Broker Citigroup Global Markets	185,000	(39,954)
EnCana Corp., Strike Price 53.60 USD, Expires 11/03/09, Broker UBS Securities LLC	21,000	(41,587)
EOG Resources, Inc., Strike Price 86.88 USD, Expires 11/06/09, Broker UBS Securities LLC	64,000	(38,090)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Focus Media Holding Ltd. - ADR, Strike Price 10.19 USD, Expires 11/06/09, Broker Morgan Stanley & Co., Inc.	172,500	$(321,064)
Fortum Oyj, Strike Price 19.06 EUR, Expires 11/04/09, Broker Citigroup Global Markets	131,700	(2)
France Telecom SA, Strike Price 18.20 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	97,000	(118)
Fujitsu Ltd., Strike Price 646.80 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	283,000	(36)
General Electric Co., Strike Price 16 USD, Expires 11/06/09, Broker JPMorgan Chase Securities	238,000	(831)
GlaxoSmithKline Plc, Strike Price 12 GBP, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	215,000	(177,721)
GlaxoSmithKline Plc, Strike Price 12.38 GBP, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	145,000	(66,083)
GS Engineering & Construction Corp., Strike Price 99,746 KRW, Expires 11/10/09, Broker Deutsche Bank Securities	57,200	(350,098)
Hartford Financial Services Group, Inc., Strike Price 18 USD, Expires 11/13/09, Broker Goldman Sachs & Co.	175,000	(1,144,654)
Helmerich & Payne, Inc., Strike Price 36.53 USD, Expires 11/20/09, Broker Credit Suisse First Boston	84,800	(225,850)
Honda Motor Co. Ltd., Strike Price 3,270.07 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	98,000	(394)
HSBC Holdings Plc, Strike Price 7.02 GBP, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	407,000	(19,687)
Hudson City Bancorp, Strike Price 14 USD, Expires 11/03/09, Broker Credit Suisse First Boston	57,000	(114)
Hudson City Bancorp, Strike Price 14.14 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	98,000	(73)
InBev NV, Strike Price 28.49 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	114,300	(579,126)
Inditex SA, Strike Price 39.99 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	84,000	(80,425)
Industrial & Commercial Bank of China, Strike Price 6.23 HKD, Expires 11/10/09, Broker Deutsche Bank Securities	2,825,000	(37,686)
Intesa Sanpaolo SpA, Strike Price 2.43 EUR, Expires 11/12/09, Broker Goldman Sachs & Co.	183,300	(5,115)
Intesa Sanpaolo SpA, Strike Price 2.47 EUR, Expires 11/05/09, Broker UBS Securities LLC	165,600	(744)
Invesco Ltd., Strike Price 21.24 USD, Expires 11/06/09, Broker Citigroup Global Markets	87,000	(40,992)
Invesco Ltd., Strike Price 23.37 USD, Expires 11/12/09, Broker Credit Suisse First Boston	116,900	(12,028)
ITOCHU Corp., Strike Price 611.77 JPY, Expires 12/01/09, Broker Deutsche Bank Securities	149,000	(13,660)
ITOCHU Corp., Strike Price 727.24 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	724,000	(11)
Japan Tobacco, Inc., Strike Price 292,314 JPY, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	1,570	(30,673)
Johnson & Johnson, Strike Price 60.80 USD, Expires 11/06/09, Broker Morgan Stanley & Co., Inc.	53,300	(1,155)
Kawasaki Kisen Kaisha Ltd., Strike Price 407.40 JPY, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	784,000	(175)
Kenedix Realty Investment Corp. - REIT, Strike Price 331,100 JPY, Expires 11/10/09, Broker UBS Securities LLC	275	(44)
Kla-Tencor Corp., Strike Price 33.74 USD, Expires 11/03/09, Broker Credit Suisse First Boston	142,000	(19,122)
Kohl’s Corp., Strike Price 53.56 USD, Expires 11/03/09, Broker Citigroup Global Markets	76,000	(278,678)
Korea Zinc Co. Ltd., Strike Price 180,440 KRW, Expires 11/10/09, Broker Deutsche Bank Securities	24,000	(222,008)
Las Vegas Sands Corp., Strike Price 13.46 USD, Expires 11/03/09, Broker UBS Securities LLC	135,000	(226,225)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	39

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
LaSalle Hotel Properties - REIT, Strike Price 17.55 USD, Expires 11/03/09, Broker UBS Securities LLC	143,000	$(31,481)
Legal & General Group Plc, Strike Price 0.66 GBP, Expires 11/05/09, Broker Goldman Sachs & Co.	935,000	(186,699)
Legal & General Group Plc, Strike Price 0.79 GBP, Expires 11/05/09, Broker JPMorgan Chase Securities	891,000	(25,067)
Lukoil OAO - ADR, Strike Price 57.23 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	90,000	(249,983)
Mack-Cali Realty Corp. - REIT, Strike Price 34 USD, Expires 11/09/09, Broker Morgan Stanley & Co., Inc.	64,000	(7,008)
MAN SE, Strike Price 57.34 EUR, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	58,600	(166,955)
Marathon Oil Corp., Strike Price 33 USD, Expires 11/03/09, Broker JPMorgan Chase Securities	135,000	(21,525)
Medco Health Solutions, Inc., Strike Price 59.13 USD, Expires 11/30/09, Broker UBS Securities LLC	35,000	(27,328)
Mega Financial Holding Co. Ltd., Strike Price 17.28 TWD, Expires 11/10/09, Broker Deutsche Bank Securities	2,000,000	(79,340)
Mega Financial Holding Co. Ltd., Strike Price 17.38 TWD, Expires 11/10/09, Broker Goldman Sachs & Co.	2,239,000	(82,641)
MetLife, Inc., Strike Price 38 USD, Expires 11/13/09, Broker Citigroup Global Markets	18,000	(3,961)
Microsoft Corp., Strike Price 25 USD, Expires 11/06/09, Broker Deutsche Bank Securities	32,000	(87,360)
Mitsubishi Estate Co. Ltd., Strike Price 1,761.37 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	59,000	(1)
Mitsui & Co. Ltd., Strike Price 1,288.56 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	69,700	(3,702)
Mitsui & Co. Ltd., Strike Price 1,338.75 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	296,800	(4,754)
Mitsui Fudosan Co. Ltd., Strike Price 1,901.80 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	59,000	(1)
Morgan Stanley, Strike Price 30.42 USD, Expires 11/03/09, Broker Credit Suisse First Boston	65,000	(114,202)
Morgan Stanley, Strike Price 33 USD, Expires 12/04/09, Broker Deutsche Bank Securities	51,000	(68,340)
Naspers Ltd., Strike Price 242.99 ZAR, Expires 11/05/09, Broker Credit Suisse First Boston	160,000	(798,864)
Nestle SA, Strike Price 43.97 CHF, Expires 11/05/09, Broker Credit Suisse First Boston	161,500	(588,986)
Newmont Mining Corp., Strike Price 48.60 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	96,900	(14,011)
NII Holdings, Inc., Strike Price 28.87 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	96,200	(28,792)
Nike, Inc., Strike Price 59.12 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	34,000	(104,596)
Nippon Steel Corp., Strike Price 408.96 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	727,000	(234)
Nordea Bank AB, Strike Price 75.76 SEK, Expires 12/10/09, Broker BNP Paribas	92,000	(48,752)
Nordea Bank AB, Strike Price 79.59 SEK, Expires 12/10/09, Broker BNP Paribas	263,000	(75,838)
Novartis AG, Registered Shares, Strike Price 50.48 CHF, Expires 11/05/09, Broker Credit Suisse First Boston	126,700	(366,126)
Novartis AG, Registered Shares, Strike Price 50.64 CHF, Expires 11/18/09, Broker UBS Securities LLC	90,900	(248,291)
Novartis AG, Registered Shares, Strike Price 50.79 CHF, Expires 11/05/09, Broker UBS Securities LLC	27,500	(70,661)
Novo Nordisk A/S, Class B, Strike Price 319.24 DKK, Expires 11/05/09, Broker Goldman Sachs & Co.	31,500	(15,335)
Oracle Corp., Strike Price 22.60 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	77,000	(278)
Oracle Corp., Strike Price 23 USD, Expires 11/03/09, Broker Deutsche Bank Securities	84,000	(56)
Parametric Technology Corp., Strike Price 15.55 USD, Expires 12/07/09, Broker Morgan Stanley & Co., Inc.	193,500	(70,082)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
PepsiCo, Inc., Strike Price 59 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	60,000	$(94,344)
Persimmon Plc, Strike Price 5.01 GBP, Expires 11/12/09, Broker UBS Securities LLC	147,000	(362)
Persimmon Plc, Strike Price 5.33 GBP, Expires 11/04/09, Broker JPMorgan Chase Securities	106,500	(2)
Pfizer, Inc., Strike Price 16.19 USD, Expires 11/06/09, Broker Citigroup Global Markets	648,600	(565,229)
PPR, Strike Price 82.17 EUR, Expires 11/05/09, Broker Goldman Sachs & Co.	7,000	(210)
PPR, Strike Price 82.47 EUR, Expires 11/18/09, Broker Citigroup Global Markets	10,100	(2,962)
PPR, Strike Price 83.38 EUR, Expires 12/18/09, Broker JPMorgan Chase Securities	6,000	(7,778)
Prudential Financial, Inc., Strike Price 55 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	54,400	(2,532)
Prudential Plc, Strike Price 6.13 GBP, Expires 12/08/09, Broker UBS Securities LLC	354,000	(47,806)
Randstad Holding NV, Strike Price 26.30 EUR, Expires 11/05/09, Broker UBS Securities LLC	108,600	(54,287)
Renault SA, Strike Price 36.93 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	71,000	(14,910)
Research In Motion Ltd., Strike Price 85 USD, Expires 11/12/09, Broker Credit Suisse First Boston	11,100	(2)
Roche Holding AG, Strike Price 173.57 CHF, Expires 11/05/09, Broker Credit Suisse First Boston	48,300	(1,689)
RWE AG, Strike Price 64.67 EUR, Expires 11/05/09, Broker Credit Suisse First Boston	52,000	(80)
Samsung Electronics Co. Ltd., Strike Price 768,500 KRW, Expires 11/10/09, Broker Deutsche Bank Securities	5,900	(15,022)
Samsung Electronics Co. Ltd., Strike Price 816,900 KRW, Expires 11/10/09, Broker JPMorgan Chase Securities	2,000	(406)
Siliconware Precision Industries Co. - ADR, Strike Price 6.83 USD, Expires 11/06/09, Broker Citigroup Global Markets	350,000	(35,392)
Singapore Telecommunications Ltd., Strike Price 3.28 SGD, Expires 11/10/09, Broker Goldman Sachs & Co.	1,550,000	(151)
Societe Generale, Strike Price 45.81 EUR, Expires 11/05/09, Broker Credit Suisse First Boston	35,345	(33,404)
Standard Chartered Plc, Strike Price 15.20 GBP, Expires 11/05/09, Broker Credit Suisse First Boston	97,700	(30,625)
Sterlite Industries India Ltd. - ADR, Strike Price 16.19 USD, Expires 11/03/09, Broker UBS Securities LLC	226,000	(56,500)
Sumitomo Mitsui Financial Group, Inc., Strike Price 4,326 JPY, Expires 11/10/09, Broker UBS Securities LLC	22,800	—
Sumitomo Mitsui Financial Group, Inc., Strike Price 4,328.65 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	26,000	—
Sun Kung Kai Properties Ltd., Strike Price 133.91 HKD, Expires 12/16/09, Broker Credit Suisse First Boston	289,000	(69,686)
SunTrust Banks, Inc., Strike Price 23.10 USD, Expires 11/03/09, Broker Deutsche Bank Securities	82,500	(12)
SunTrust Banks, Inc., Strike Price 23.36 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	41,200	(3)
Swiss Reinsurance Co. Ltd., Strike Price 49.96 CHF, Expires 11/05/09, Broker UBS Securities LLC	60,800	(149)
T. Rowe Price Group, Inc., Strike Price 48 USD, Expires 11/20/09, Broker Citigroup Global Markets	57,000	(123,265)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price 11 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	172,300	(2)
Telefonica SA, Strike Price 18.29 EUR, Expires 11/05/09, Broker Morgan Stanley & Co., Inc.	148,000	(149,723)

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Tesco Plc, Strike Price 3.82 GBP, Expires 11/05/09, Broker Credit Suisse First Boston	550,000	$(218,391)
Tesco Plc, Strike Price 3.85 GBP, Expires 11/05/09, Broker Credit Suisse First Boston	143,400	(51,274)
Tesco Plc, Strike Price 3.88 GBP, Expires 11/04/09, Broker Morgan Stanley & Co., Inc.	140,000	(42,691)
Texas Instruments, Inc., Strike Price 24.80 USD, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	165,000	(48,952)
Total SA, Strike Price 41.96 EUR, Expires 11/12/09, Broker Goldman Sachs & Co.	50,000	(22,436)
Total SA, Strike Price 42.36 EUR, Expires 11/05/09, Broker Credit Suisse First Boston	54,900	(7,010)
Toyo Suisan Kaisha Ltd., Strike Price 2,544.94 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	136,000	(4,865)
Toyota Motor Corp., Strike Price 3,911.96 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	20,000	(489)
Toyota Motor Corp., Strike Price 4,271.80 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	78,000	(36)
TransCanada Corp., Strike Price 33.59 CAD, Expires 11/17/09, Broker Goldman Sachs & Co.	115,500	(18,032)
Tyco International Ltd., Strike Price 32.50 USD, Expires 11/17/09, Broker Morgan Stanley & Co., Inc.	97,000	(126,270)
Tyco International Ltd., Strike Price 32.50 USD, Expires 11/24/09, Broker Morgan Stanley & Co., Inc.	77,000	(107,534)
UBS AG, Strike Price 20 CHF, Expires 11/05/09, Broker Credit Suisse First Boston	67,000	(15)
Unibail-Rodamco SE - REIT, Strike Price 143.48 EUR, Expires 11/05/09, Broker Credit Suisse First Boston	4,500	(47,241)
Unibail-Rodamco SE - REIT, Strike Price 153 EUR, Expires 12/08/09, Broker BNP Paribas	16,700	(127,079)
Unilever Plc, Strike Price 17.57 GBP, Expires 11/12/09, Broker JPMorgan Chase Securities	132,000	(147,374)
United Overseas Bank Ltd., Strike Price 16.99 SGD, Expires 12/01/09, Broker Goldman Sachs & Co.	229,000	(68,941)
United States Steel Corp., Strike Price 53 USD, Expires 12/04/09, Broker Deutsche Bank Securities	88,000	(369)
Urban Outfitters, Inc., Strike Price 26.35 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	130,000	(653,731)
Vimpel-Communications - ADR, Strike Price 18 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	157,000	(66,793)
Virgin Media, Inc., Strike Price 13.01 USD, Expires 11/06/09, Broker Goldman Sachs & Co.	116,000	(117,493)
Virgin Media, Inc., Strike Price 13.25 USD, Expires 11/20/09, Broker Credit Suisse First Boston	120,000	(122,436)
Vivendi, Strike Price 20.20 EUR, Expires 12/10/09, Broker Credit Suisse First Boston	64,000	(19,959)
Vodafone Group Plc - ADR, Strike Price 22.19 USD, Expires 11/06/09, Broker Citigroup Global Markets	34,400	(10,054)
Vodafone Group Plc - ADR, Strike Price 24.08 USD, Expires 11/03/09, Broker BNP Paribas	50,000	(11)
Vodafone Group Plc, Strike Price 1.41 GBP, Expires 12/10/09, Broker Citigroup Global Markets	819,393	(27,879)
Walt Disney Co. (The), Strike Price 28.50 USD, Expires 11/09/09, Broker Morgan Stanley & Co., Inc.	76,000	(17,100)
Wells Fargo & Co., Strike Price 28 USD, Expires 11/03/09, Broker Deutsche Bank Securities	132,000	(40,457)
Wilmar International Ltd., Strike Price 6.49 SGD, Expires 11/10/09, Broker Goldman Sachs & Co.	1,430,000	(47,210)
Wing Hang Bank Ltd., Strike Price 82.69 HKD, Expires 11/10/09, Broker JPMorgan Chase Securities	223,000	(1,258)
WPP Plc, Strike Price 5.87 GBP, Expires 12/03/09, Broker BNP Paribas	407,000	(44,223)
Xstrata Plc, Strike Price 10.09 GBP, Expires 11/25/09, Broker Morgan Stanley & Co., Inc.	214,000	(53,117)
Xstrata Plc, Strike Price 9.18 GBP, Expires 11/05/09, Broker UBS Securities LLC	270,000	(58,501)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Yum! Brands, Inc., Strike Price 36.10 USD, Expires 11/20/09, Broker Deutsche Bank Securities	80,000	$(3,048)
Yum! Brands, Inc., Strike Price 37 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	50,000	(1)
Zurich Financial Services AG, Strike Price 219.98 CHF, Expires 11/05/09, Broker UBS Securities LLC	4,000	(58,492)
Zurich Financial Services AG, Strike Price 258.32 CHF, Expires 12/10/09, Broker Credit Suisse First Boston	5,500	(9,211)

Total Over-the-Counter Call Options Written		(14,531,066)

Over-the-Counter Put Options Written—(0.0)%
Chesapeake Energy Corp., Strike Price 27 USD, Expires 11/09/09, Broker UBS Securities LLC	70,000	(183,571)
Consol Energy, Inc., Strike Price 46 USD, Expires 11/09/09, Broker UBS Securities LLC	40,000	(144,398)
Vivendi, Strike Price 19.41 EUR, Expires 11/24/09, Broker Credit Suisse First Boston	73,000	(104,326)

Total Over-the-Counter Put Options Written		(432,295)

Total Options Written (Premiums Received—$30,390,223)—(1.6)%		(19,824,302)

Total Investments Net of Outstanding Options Written—97.8%		1,250,249,037
Other Assets Less Liabilities—2.2%		27,921,286

Net Assets—100.0%		$1,278,170,323

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,259,201,911

Gross unrealized appreciation	$68,230,625
Gross unrealized depreciation	(57,359,197)

Net unrealized appreciation	$10,871,428)

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$5,139,633	$83,886
BlackRock Liquidity Series, LLC Money Market Series	$6,472,300	$29,075

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	41

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	17,327,000	USD	190,347	Deutsche Bank Securities	11/02/09	$2,143
JPY	17,831,000	USD	195,430	Goldman Sachs & Co.	11/04/09	2,664
JPY	18,298,000	USD	202,278	Citigroup Global Markets	11/05/09	999
SEK	19,472,000	USD	2,786,730	Citigroup Global Markets	11/02/09	(41,198)
USD	2,295,433	CAD	2,463,000	Deutsche Bank Securities	11/02/09	19,198
USD	1,327,654	CAD	1,434,000	Citigroup Global Markets	11/03/09	2,391
USD	484,706	CAD	523,000	Citigroup Global Markets	11/04/09	1,365
USD	1,231,591	EUR	833,000	UBS Securities LLC	11/02/09	5,707
USD	42,778	EUR	29,000	Citigroup Global Markets	11/03/09	100
USD	33,128	GBP	20,000	Goldman Sachs & Co.	11/02/09	303

Total						$(6,328)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Belgium	—	$7,976,835	—	$7,976,835
Bermuda	$11,635,164	—	—	11,635,164
Brazil	9,436,407	—	—	9,436,407
Canada	50,477,928	—	—	50,477,928
Cayman Islands	2,523,750	—	—	2,523,750
China	5,922,584	7,934,741	—	13,857,325
Denmark	—	3,566,045	—	3,566,045
Finland	—	5,666,316	—	5,666,316
France	—	66,347,758	—	66,347,758
Germany	5,708,547	37,382,918	—	43,091,465
Hong Kong	—	23,560,302	—	23,560,302
India	6,497,240	9,332,336	—	15,829,576
Indonesia	—	2,151,812	—	2,151,812
Ireland	3,150,576	—	—	3,150,576
Israel	9,121,736	—	—	9,121,736
Italy	—	6,345,254	—	6,345,254
Japan	—	75,437,972	—	75,437,972
Luxembourg	6,218,856	—	—	6,218,856
Malaysia	—	4,584,985	—	4,584,985
Mexico	7,315,059	—	—	7,315,059
Netherlands	—	17,830,103	—	17,830,103
New Zealand	—	6,312,033	—	6,312,033
Russia	10,287,638	—	—	10,287,638
Singapore	—	26,649,037	—	26,649,037
South Africa	—	10,547,970	—	10,547,970
South Korea	—	22,176,839	—	22,176,839
Spain	—	27,363,760	—	27,363,760
Sweden	—	6,915,542	—	6,915,542
Switzerland	19,812,186	47,545,819	—	67,358,005
Taiwan	5,974,783	11,567,484	—	17,542,267
Thailand	—	2,849,892	—	2,849,892
United Kingdom	3,821,118	89,456,139	—	93,277,257
United States	579,924,796	—	—	579,924,796
Short-Term Securities	5,139,633	7,602,800	—	12,742,433

Total	$742,968,001	$527,104,692	—	$1,270,072,693

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	$277	$35,239	—	$35,516
Liabilities:	(4,138,922)	(15,726,578)	—	(19,865,500)

Total	$(4,138,645)	$(15,691,339)	—	$(19,829,984)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology—12.1%
3SBio, Inc. - ADR (a)	31,000	$320,230
Abraxis Bioscience, Inc. (a)	5,700	177,954
Alexion Pharmaceuticals, Inc. (a)	78,100	3,468,421
Amgen, Inc. (a)	50,000	2,686,500
Amylin Pharmaceuticals, Inc. (a)	225,500	2,489,520
Ariad Pharmaceuticals, Inc. (a)	24,100	43,380
Celera Corp.	193,300	1,196,527
Celgene Corp. (a)	36,700	1,873,535
Dendreon Corp. (a)	165,000	4,169,550
Facet Biotech Corp. (a)	11,000	188,430
Gilead Sciences, Inc. (a)	35,160	1,496,058
Human Genome Sciences, Inc. (a)	33,600	627,984
Incyte Corp. Ltd. (a)	35,700	210,273
Momenta Pharmaceuticals, Inc. (a)	12,900	117,648
Nanosphere, Inc. (a)	14,000	93,520
Pharmasset, Inc. (a)	15,700	294,846
Talecris Biotherapeutics Holdings Corp. (a)	51,200	1,027,072
Vertex Pharmaceuticals, Inc. (a)	86,190	2,892,536

		23,373,984

Food & Staples Retailing—2.7%
China Nepstar Chain Drugstore Ltd.	232,800	1,529,496
CVS Caremark Corp.	102,400	3,614,720

		5,144,216

Health Care Equipment & Supplies—26.1%
Alcon, Inc.	55,800	7,967,682
Beckman Coulter, Inc.	17,180	1,105,189
CareFusion Corp. (a)	24,500	548,065
Cie Generale d’Optique Essilor International SA	24,500	1,371,783
Cooper Cos., Inc. (The)	60,100	1,683,401
Coviden Plc	113,560	4,783,147
CR Bard, Inc. (b)	38,500	2,890,195
DiaSorin SpA	45,500	1,665,492
Elekta AB	65,200	1,228,947
Gen-Probe, Inc. (a)	37,200	1,551,984
Given Imaging Ltd.	16,800	239,232
Henry Schein, Inc. (a)	62,200	3,286,026
Hill-Rom Holdings, Inc.	97,000	1,900,230
Medtronic, Inc.	82,590	2,948,463
Mindray Medical International Ltd. - ADR (c)	52,100	1,601,033
Smith & Nephew Plc	194,600	1,720,238
Sonova Holding AG	29,800	3,067,155
Stryker Corp.	75,400	3,468,400
Varian Medical Systems, Inc. (a)	57,900	2,372,742
Wright Medical Group, Inc. (a)	12,400	201,500
Zimmer Holdings, Inc. (a)	77,300	4,063,661
Zoll Medical Corp. (a)	28,200	547,644

		50,212,209

Health Care Providers & Services—13.0%
Aetna, Inc.	110,300	2,871,109
AmerisourceBergen Corp.	91,700	2,031,155
Coventry Health Care, Inc. (a)	99,900	1,981,017
DaVita, Inc. (a)	17,380	921,661
Express Scripts, Inc. (a)	24,880	1,988,410
Fresenius Medical Care AG & Co. KGaA	22,500	1,091,956
McKesson Corp.	46,010	2,702,167
Medco Health Solutions, Inc. (a)	65,210	3,659,585
Patterson Cos., Inc. (a)	13,800	352,314
UnitedHealth Group, Inc.	110,600	2,870,070
VCA Antech, Inc. (a)	20,000	476,400
WellPoint, Inc. (a)	86,400	4,040,064

		24,985,908

Common Stocks	Shares	Value

Health Care Technology—2.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	104,000	$2,028,000
Cerner Corp. (a)(c)	30,800	2,342,032

		4,370,032

Industrial Conglomerates—1.0%
Koninklijke Philips Electronics NV	74,400	1,868,989

Life Sciences Tools & Services—10.5%
Gerresheimer AG	23,800	676,030
Life Technologies Corp. (a)	54,900	2,589,633
Mettler-Toledo International, Inc. (a)	11,200	1,092,000
Millipore Corp. (a)	40,300	2,700,503
PerkinElmer, Inc.	221,400	4,120,254
QIAGEN NV (a)	192,000	3,999,360
Tecan Group AG	31,100	1,905,554
Thermo Fisher Scientific, Inc. (a)	71,900	3,235,500

		20,318,834

Pharmaceuticals—25.8%
Abbott Laboratories	104,840	5,301,759
Allergan, Inc.	27,000	1,518,750
ARYx Therapeutics, Inc. (a)	4,500	11,250
BioForm Medical, Inc. (a)	12,800	46,336
Bristol-Myers Squibb Co.	241,500	5,264,700
GlaxoSmithKline Plc	220,200	4,516,903
Johnson & Johnson	92,070	5,436,734
MAP Pharmaceuticals, Inc. (a)	15,700	129,054
Merck & Co., Inc.	115,600	3,575,508
Mylan, Inc. (a)	81,500	1,323,560
Novartis AG	104,100	5,420,920
Novartis AG - ADR	23,490	1,220,306
Novo Nordisk A/S	19,500	1,211,460
Pfizer, Inc.	451,200	7,683,936
Roche Holding AG	25,150	4,028,098
Teva Pharmaceutical Industries Ltd. - ADR	60,250	3,041,420

		49,730,694

Total Long-Term Investments (Cost—$162,564,338)—93.4%		180,004,866

	Shares/
	Beneficial
Short-Term Securities	Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (d)(e)	9,732,338	9,732,338
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (d)(e)(f)	2,152,000	2,152,000

Total Short-Term Securities (Cost—$11,884,338)—6.2%		11,884,338

Options Purchased	Contracts

Exchange-Traded Put Option Purchased—0.0%
CVS Caremark Corp., Strike Price 31 USD, Expires 11/23/09	100	1,250

Over-The-Counter Call Options Purchased—0.0%
BioMarin Pharmaceutical, Inc., Strike Price 17.40 USD, Expires 11/09/09, Broker Deutsche Bank Securities	10,000	700
BioMarin Pharmaceutical, Inc., Strike Price 19.90 USD, Expires 11/20/09, Broker Credit Suisse First Boston	20,000	2,000

Total Over-The-Counter Call Options Purchased		2,700

Total Options Purchased (Cost—$5,550)—0.0%		3,950

Total Investments Before Outstanding Options Written (Cost—$174,454,226*)—99.6%		191,893,154

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	43

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(0.7)%
3SBio, Inc. - ADR, Strike Price 10 USD, Expires 12/21/09	65	$(6,013)
3SBio, Inc. - ADR, Strike Price 12.50 USD, Expires 11/23/09	30	(750)
Abbott Laboratories, Strike Price 47.50 USD, Expires 11/23/09	150	(49,500)
Abbott Laboratories, Strike Price 49 USD, Expires 11/23/09	150	(30,750)
Aetna, Inc., Strike Price 31.50 USD, Expires 11/03/09	160	—
Alcon, Inc., Strike Price 120 USD, Expires 11/23/09	100	(233,000)
Alcon, Inc., Strike Price 130 USD, Expires 11/23/09	100	(131,500)
Alexion Pharmaceuticals, Inc., Strike Price 40 USD, Expires 11/23/09	101	(48,480)
Alexion Pharmaceuticals, Inc., Strike Price 45 USD, Expires 11/23/09	100	(12,500)
Allergan, Inc., Strike Price 65 USD, Expires 1/18/10	70	(3,850)
Allscripts-Misys Healthcare Solutions, Inc., Strike Price 17 USD, Expires 11/03/09	150	(37,508)
AmerisourceBergen Corp., Strike Price 22.50 USD, Expires 11/23/09	130	(7,800)
Amgen, Inc., Strike Price 65 USD, Expires 11/23/09	100	(500)
Amylin Pharmaceuticals, Inc., Strike Price 15 USD, Expires 11/23/09	400	(4,000)
Beckman Coulter, Inc., Strike Price 65 USD, Expires 11/23/09	30	(4,800)
BioMarin Pharmaceutical, Inc., Strike Price 20 USD, Expires 11/23/09	200	(3,000)
Bristol-Myers Squibb Co., Strike Price 21 USD, Expires 12/21/09	100	(12,750)
CareFusion Corp., Strike Price 22.50 USD, Expires 11/23/09	75	(7,500)
Celgene Corp., Strike Price 60 USD, Expires 11/23/09	200	(1,500)
Cerner Corp., Strike Price 75 USD, Expires 12/21/09	120	(56,400)
China Nepstar Chain Drugstore Ltd. - ADR, Strike Price 6 USD, Expires 11/23/09	390	(26,325)
China Nepstar Chain Drugstore Ltd. - ADR, Strike Price 7.50 USD, Expires 12/21/09	400	(7,000)
Cooper Cos., Inc. (The), Strike Price 30 USD, Expires 11/23/09	170	(5,100)
Covidien Plc, Strike Price 42.50 USD, Expires 11/23/09	100	(12,750)
CR Bard, Inc., Strike Price 85 USD, Expires 1/18/10	50	(875)
CVS Caremark Corp., Strike Price 36 USD, Expires 11/23/09	700	(56,000)
DaVita, Inc., Strike Price 60 USD, Expires 12/21/09	35	(962)
Dendreon Corp., Strike Price 29 USD, Expires 11/23/09	200	(14,700)
Dendreon Corp., Strike Price 30 USD, Expires 11/23/09	430	(24,940)
Dendreon Corp., Strike Price 31 USD, Expires 11/23/09	100	(4,700)
Dendreon Corp., Strike Price 35 USD, Expires 11/23/09	100	(2,350)
Express Scripts, Inc., Strike Price 75 USD, Expires 11/23/09	150	(86,250)
Fresenius Medical Care AG & Co. KGaA, Strike Price 34 EUR, Expires 12/18/09	60	(5,576)
Gen-Probe, Inc., Strike Price 45 USD, Expires 11/23/09	20	(450)
Gen-Probe, Inc., Strike Price 45 USD, Expires 12/21/09	50	(4,625)
Gilead Sciences, Inc., Strike Price 47.50 USD, Expires 11/23/09	347	(4,337)
Given Imaging Ltd., Strike Price 17.50 USD, Expires 12/21/09	50	(1,375)
GlaxoSmithKline Plc, Strike Price 12.50 GBP, Expires 11/20/09	45	(15,403)
Hill-Rom Holdings, Inc., Strike Price 17.50 USD, Expires 11/13/09	175	(36,642)
Hill-Rom Holdings, Inc., Strike Price 22.50 USD, Expires 12/21/09	80	(2,600)
Human Genome Sciences, Inc., Strike Price 25 USD, Expires 11/23/09	100	(17,250)
Koninklijke Philips Electronics NV, Strike Price 19 EUR, Expires 11/21/09	200	(1,527)
Life Technologies Corp., Strike Price 45 USD, Expires 11/23/09	95	(28,263)
Life Technologies Corp., Strike Price 50 USD, Expires 11/23/09	100	(4,750)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
McKesson Corp., Strike Price 50 USD, Expires 11/23/09	50	$(44,000)
McKesson Corp., Strike Price 55 USD, Expires 11/23/09	50	(20,750)
McKesson Corp., Strike Price 57.50 USD, Expires 11/23/09	35	(7,875)
Medtronic, Inc., Strike Price 40 USD, Expires 11/23/09	235	(1,175)
Merck & Co., Inc., Strike Price 35 USD, Expires 1/18/10	100	(3,500)
Mettler-Toledo International, Inc., Strike Price 95 USD, Expires 1/18/10	20	(13,700)
Mindray Medical International Ltd. - ADR, Strike Price 35 USD, Expires 11/23/09	30	(1,125)
Mylan, Inc., Strike Price 17 USD, Expires 11/23/09	50	(1,375)
Mylan, Inc., Strike Price 17 USD, Expires 12/21/09	50	(2,875)
Mylan, Inc., Strike Price 17.50 USD, Expires 1/18/10	130	(7,800)
Novartis AG - ADR, Strike Price 50 USD, Expires 11/23/09	100	(23,750)
PerkinElmer, Inc., Strike Price 18 USD, Expires 11/03/09	150	(9,548)
PerkinElmer, Inc., Strike Price 20 USD, Expires 11/23/09	50	(1,000)
PerkinElmer, Inc., Strike Price 20 USD, Expires 12/21/09	450	(19,125)
Pfizer, Inc., Strike Price 17 USD, Expires 11/23/09	600	(24,300)
QIAGEN NV, Strike Price 20 USD, Expires 11/23/09	150	(18,000)
QIAGEN NV, Strike Price 22.50 USD, Expires 11/23/09	300	(5,250)
QIAGEN NV, Strike Price 22.50 USD, Expires 12/21/09	100	(4,250)
Stryker Corp., Strike Price 48 USD, Expires 11/23/09	150	(7,125)
Talecris Biotherapeutics Holdings Corp., Strike Price 20 USD, Expires 12/21/09	100	(10,500)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 52.50 USD, Expires 11/23/09	50	(2,500)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 52.50 USD, Expires 12/21/09	96	(10,080)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 55 USD, Expires 12/21/09	40	(1,800)
Thermo Fisher Scientific, Inc., Strike Price 47.50 USD, Expires 11/06/09	200	(844)
UnitedHealth Group, Inc., Strike Price 30 USD, Expires 12/21/09	300	(13,500)
Varian Medical Systems, Inc., Strike Price 40 USD, Expires 11/23/09	100	(18,000)
Varian Medical Systems, Inc., Strike Price 45 USD, Expires 11/23/09	100	(1,250)
VCA Antech, Inc., Strike Price 25 USD, Expires 11/23/09	140	(5,250)
WellPoint, Inc., Strike Price 55 USD, Expires 11/23/09	315	(3,937)
WellPoint, Inc., Strike Price 60 USD, Expires 12/21/09	209	(4,180)
Zimmer Holdings, Inc., Strike Price 50 USD, Expires 12/21/09	50	(19,500)
Zimmer Holdings, Inc., Strike Price 55 USD, Expires 11/23/09	150	(9,000)
Zimmer Holdings, Inc., Strike Price 55 USD, Expires 12/21/09	90	(11,700)
Zoll Medical Corp., Strike Price 22.50 USD, Expires 12/21/09	55	(1,650)

Total Exchange-Traded Call Options Written		(1,347,065)

Exchange-Traded Put Options Written—(0.0)%
Alcon, Inc., Strike Price 115 USD, Expires 11/23/09	25	(250)
Alcon, Inc., Strike Price 125 USD, Expires 11/23/09	10	(225)
Cerner Corp., Strike Price 75 USD, Expires 11/23/09	10	(2,125)
Coventry Health Care, Inc., Strike Price 20 USD, Expires 11/23/09	20	(2,400)
CR Bard, Inc., Strike Price 75 USD, Expires 11/23/09	15	(2,100)
CVS Caremark Corp., Strike Price 30 USD, Expires 11/23/09	100	(750)
DaVita, Inc., Strike Price 55 USD, Expires 11/23/09	110	(30,250)
Eli Lilly & Co., Strike Price 32 USD, Expires 11/23/09	140	(3,150)
Medtronic, Inc., Strike Price 35 USD, Expires 11/23/09	90	(6,300)
Qiagen NV, Strike Price 20 USD, Expires 11/23/09	150	(5,625)
Roche Holding AG, Strike Price 160 CHF, Expires 11/20/09	20	(2,865)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 47.50 USD, Expires 12/21/09	40	(3,800)

Total Exchange-Traded Put Options Written		(59,840)

See Notes to Financial Statements.

44	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(0.3)%
Allergan, Inc., Strike Price 50 USD, Expires 11/20/09, Broker UBS Securities LLC	15,000	$(94,000)
Allscripts-Misys Healthcare Solutions, Inc., Strike Price 17.50 USD, Expires 11/20/09, Broker Credit Suisse First Boston	18,000	(38,352)
AmerisourceBergen Corp., Strike Price 23.40 USD, Expires 12/04/09, Broker Credit Suisse First Boston	15,800	(4,535)
Amgen, Inc., Strike Price 61.95 USD, Expires 11/03/09, Broker Banc of America Securities	20,000	(1)
Amylin Pharmaceuticals, Inc., Strike Price 16 USD, Expires 11/10/09, Broker Citigroup Global Markets	20,000	(1)
Beckman Coulter, Inc., Strike Price $72.10, Expires 11/20/09, Broker Deutsche Bank Securities	2,500	(87)
BioMarin Pharmaceutical, Inc., Strike Price 17.50 USD, Expires 11/09/09, Broker UBS Securities LLC	10,000	(101)
Bristol-Myers Squibb Co., Strike Price 20.50 USD, Expires 11/03/09, Broker Citigroup Global Markets	18,800	(24,440)
Bristol-Myers Squibb Co., Strike Price 22 USD, Expires 11/03/09, Broker Banc of America Securities	20,000	(3,103)
Bristol-Myers Squibb Co., Strike Price 23.20 USD, Expires 11/13/09, Broker Credit Suisse First Boston	25,000	(850)
Cie Generale d’Optique Essilor International SA, Strike Price 39.32 EUR, Expires 11/09/09, Broker Morgan Stanley & Co., Inc.	17,000	(2,217)
Coventry Health Care, Inc., Strike Price 24 USD, Expires 11/06/09, Broker UBS Securities LLC	25,000	(69)
Coviden Ltd., Strike Price 42.39 USD, Expires 11/13/09, Broker Credit Suisse First Boston	25,000	(17,711)
DiaSorin SpA, Strike Price 23.22 EUR, Expires 11/09/09, Broker UBS Securities LLC	8,000	(19,718)
DiaSorin SpA, Strike Price 23.57 EUR, Expires 11/09/09, Broker Morgan Stanley & Co., Inc.	8,000	(16,531)
Elekta AB, Strike Price 112.01 SEK, Expires 11/05/09, Broker Goldman Sachs & Co.	18,600	(56,844)
GlaxoSmithKline Plc, Strike Price 12.04 GBP, Expires 11/04/09, Broker UBS Securities LLC	53,000	(41,540)
Henry Schein, Inc., Strike Price 53.98 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	17,100	(5,288)
Henry Schein, Inc., Strike Price 56.78 USD, Expires 11/03/09, Broker JPMorgan Chase Securities	4,000	(26)
Johnson & Johnson, Strike Price 61.25 USD, Expires 12/15/09, Broker Credit Suisse First Boston	19,000	(7,718)
Johnson & Johnson, Strike Price 65 USD, Expires 11/03/09, Broker Banc of America Securities	15,000	—
Medco Health Solutions, Inc., Strike Price 55 USD, Expires 11/03/09, Broker Banc of America Securities	15,000	(18,357)
Medco Hleath Solutions, Inc., Strike Price 56 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	17,000	(9,000)
Merck & Co., Inc., Strike Price 34 USD, Expires 11/06/09, Broker UBS Securities LLC	35,000	(132)
Millipore Corp., Strike Price 71.11 USD, Expires 11/03/09, Broker UBS Securities LLC	10,000	(155)
Mindray Medical International Ltd. - ADR, Strike Price 32.91 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	13,200	(5,274)
Novartis AG, Registered Shares, Strike Price 50.67 CHF, Expires 11/09/09, Broker UBS Securities LLC	25,000	(67,063)
Novo Nordisk A/S, Class B, Strike Price 331.80 DKK, Expires 11/09/09, Broker Morgan Stanley & Co., Inc.	6,000	(944)
Pfizer, Inc., Strike Price 16.19 USD, Expires 11/06/09, Broker Citigroup Global Markets	87,000	(75,817)
Roche Holding AG, Strike Price 162.75 CHF, Expires 11/04/09, Broker Citigroup Global Markets	11,000	(27,115)
Smith & Nephew Plc, Strike Price 5.46 GBP, Expires 11/04/09, Broker Morgan Stanley & Co., Inc.	30,000	(3,089)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Smith & Nephew Plc, Strike Price 5.82 GBP, Expires 11/04/09, Broker Citigroup Global Markets	35,000	$(224)
Sonova Holding AG, Strike Price 109.75 CHF, Expires 12/10/09, Broker UBS Securities LLC	8,500	(18,344)
Tecan Group AG, Strike Price 56.66 CHF, Expires 11/09/09, Broker UBS Securities LLC	10,000	(60,485)
Vertex Pharmaceuticals, Inc., Strike Price 38 USD, Expires 11/03/09, Broker Banc of America Securities	15,000	(36)
Vertex Pharmaceuticals, Inc., Strike Price 39 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(9)

Total Over-the-Counter Call Options Written		(619,176)

Total Options Written (Premiums Received—$2,434,393)—(1.0)%		(2,026,081)

Total investments net of outstanding options written—98.6%		189,867,073
Other Assets Less Liabilities—1.4%		2,734,717

Net Assets—100.0%		$192,601,790

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$176,531,598

Gross unrealized appreciation	$19,266,595
Gross unrealized depreciation	(3,905,039)

Net unrealized appreciation	$15,361,556

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$9,732,338	$49,217
BlackRock Liquidity Series, LLC Money Market Series	$(74,500)	$6,789

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 2,950	EUR 2,000	Citigroup Global Markets	11/03/09	$ 7

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	45

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Biotechnology	$23,373,984	—	—	$23,373,984
Food & Staples Retailing	5,144,216	—	—	5,144,216
Health Care Equipment & Supplies	41,158,594	$9,053,615	—	50,212,209
Health Care Providers & Services	23,893,952	1,091,956	—	24,985,908
Health Care Technology	4,370,032	—	—	4,370,032
Industrial Conglomerates	—	1,868,989	—	1,868,989
Life Sciences Tools & Services	17,737,250	2,581,584	—	20,318,834
Pharmaceuticals	34,553,313	15,177,381	—	49,730,694
Short-Term Securities	9,732,338	2,152,000	—	11,884,338

Total	$159,963,679	$31,925,525	—	$191,889,204

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	$1,250	$2,707	—	$3,957
Liabilities:	(1,296,992)	(729,089)	—	(2,026,081)

Total	$(1,295,742)	$(726,382)	—	$(2,022,124)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

46	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—2.5%
Australia & New Zealand Banking Group Ltd.	264,500	$5,394,773
BHP Billiton Ltd. - ADR	75,100	4,925,058
Commonwealth Bank of Australia	115,100	5,318,935
National Australia Bank Ltd.	201,300	5,318,676
Santos Ltd.	610,900	8,143,186

		29,100,628

Austria—0.3%
Erste Group Bank AG	80,400	3,232,316

Belgium—0.7%
Anheuser-Busch InBev NV	135,800	6,375,834
Belgacom SA	65,900	2,468,198

		8,844,032

Bermuda—0.3%
Arch Capital Group Ltd. (a)	51,500	3,469,555

Brazil—1.1%
Banco Bradesco SA - ADR	189,500	3,733,150
Banco Santander Brasil SA - ADR (a)	204,700	2,427,742
BM&FBOVESPA SA	377,444	2,431,874
Cia Energetica de Minas Gerais - ADR	310,700	4,905,953

		13,498,719

Canada—10.1%
Bank of Nova Scotia	134,500	5,624,625
Barrick Gold Corp.	141,300	5,076,909
Bombardier, Inc., Class B	1,370,700	5,561,086
Canadian Natural Resources Ltd.	130,500	8,468,842
Canadian Oil Sands Trust	400,500	10,800,416
Crescent Point Energy Corp.	58,400	1,986,156
Eldorado Gold Corp. (a)	822,600	9,168,297
EnCana Corp. (b)	168,200	9,316,598
Goldcorp, Inc.	179,700	6,606,410
Kinross Gold Corp.	200,000	3,715,170
Magna International, Inc., Class A	137,400	5,445,162
Pacific Rubiales Energy Corp. (a)	155,600	1,893,861
Pan American Silver Corp. (a)	236,000	4,937,120
Progress Energy Resources Corp.	483,500	6,184,224
Royal Bank of Canada	92,600	4,689,691
Suncor Energy, Inc.	200,600	6,623,812
Talisman Energy, Inc. (b)	415,400	7,049,338
TELUS Corp.	167,600	5,264,751
Toronto-Dominion Bank (The)	82,170	4,683,929
TransCanada Corp.	187,600	5,749,102

		118,845,499

Chile—0.3%
Banco Santander Chile - ADR	58,100	3,058,384

China—1.8%
China Construction Bank Corp., Class H	6,461,800	5,570,923
China Life Insurance Co. Ltd., Class H	995,400	4,576,686
Industrial & Commercial Bank of China	7,235,800	5,756,911
Netease.com - ADR (a)	81,750	3,157,185
PICC Property & Casualty Co. Ltd. (a)	2,384,000	1,755,955

		20,817,660

Denmark—1.0%
AP Moller - Maersk A/S	1,000	6,828,036
TrygVesta AS	69,900	5,036,663

		11,864,699

Finland—0.4%
Fortum Oyj	213,000	5,041,459

France—8.5%
Alstom SA	83,200	5,764,766
AXA SA	252,000	6,267,280
BNP Paribas	82,940	6,248,213
Cap Gemini SA	109,600	5,077,376

Common Stocks	Shares	Value

France (concluded)
Casino Guichard Perrachon SA	28,497	$2,264,412
Cie de Saint-Gobain	163,600	7,972,183
Compagnie Generale des Etablissements Michelin, Class B	72,200	5,348,358
Eramet	17,500	5,449,597
France Telecom SA	164,400	4,073,627
GDF Suez	146,360	6,118,935
Lafarge SA	78,400	6,363,711
PPR	33,300	3,629,143
Renault SA (a)	117,500	5,258,213
Sanofi-Aventis SA	80,500	5,900,820
Societe Generale	58,000	3,852,348
Total SA	173,000	10,352,366
Unibail-Rodamco SE - REIT	28,000	6,200,474
Vivendi	166,400	4,616,324

		100,758,146

Germany—6.2%
Allianz SE	27,300	3,129,229
BASF SE	88,000	4,710,637
Bayerische Motoren Werke AG	167,000	8,169,362
Deutsche Bank AG	43,500	3,160,335
Deutsche Lufthansa AG	353,400	5,457,017
E.ON AG	44,500	1,705,457
Fresenius Medical Care AG & Co. KGaA	37,400	1,815,074
MAN SE	144,800	11,923,793
RWE AG	87,000	7,631,013
Salzgitter AG	49,901	4,486,107
SAP AG - ADR	115,300	5,219,631
Software AG	55,000	4,893,561
ThyssenKrupp AG	332,400	10,707,189

		73,008,405

Greece—0.7%
OPAP SA	317,500	8,081,878

Hong Kong—3.5%
Cheung Kong Holdings Ltd.	673,000	8,541,242
China Mobile Ltd.	654,000	6,130,876
Hong Kong Exchanges and Clearing Ltd.	269,400	4,742,142
Hutchison Whampoa Ltd.	1,037,400	7,281,392
New World Development Ltd.	2,761,900	5,944,834
Sun Kung Kai Properties Ltd.	556,200	8,426,712

		41,067,198

India—0.6%
Sterlite Industries India Ltd. - ADR	457,800	7,219,506

Indonesia—0.4%
Bank Negara Indonesia Persero Tbk PT	11,498,800	2,181,099
Telekomunikasi Indonesia Tbk PT - ADR	59,800	2,027,818

		4,208,917

Ireland—0.5%
Coviden Plc	137,100	5,774,652

Israel—0.7%
Teva Pharmaceutical Industries Ltd. - ADR	172,900	8,727,992

Italy—1.8%
Assicurazioni Generali SpA	83,268	2,096,626
Enel SpA	845,700	5,032,172
Intesa Sanpaolo SpA (a)	1,821,800	7,667,008
UniCredit SpA (a)	1,791,418	6,001,618

		20,797,424

Japan—11.0%
Bank of Yokohama Ltd. (The)	1,171,500	5,752,577
Chiba Bank Ltd.	613,900	3,785,858
Daito Trust Construction Co. Ltd.	88,000	3,657,844
Fujitsu Ltd.	936,200	5,513,094
Honda Motor Co. Ltd.	302,400	9,340,133

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	47

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
INPEX Corp.	740	$6,043,076
ITOCHU Corp.	1,509,400	9,540,594
Japan Tobacco, Inc.	2,240	6,284,331
Konica Minolta Holdings, Inc.	358,000	3,362,953
Marubeni Corp.	1,639,200	8,110,070
Matsui Securities Co. Ltd.	619,800	4,461,049
Mitsubishi Estate Co. Ltd.	96,000	1,450,072
Mitsubishi UFJ Financial Group, Inc.	585,600	3,119,142
Mitsui Chemicals, Inc.	1,209,000	4,152,098
Mitsui Fudosan Co. Ltd.	125,000	2,022,502
Mizuho Securities Co. Ltd.	1,115,000	3,847,996
Nikon Corp.	319,600	5,956,591
Nippon Steel Corp.	1,067,000	4,070,633
NSK Ltd.	1,340,000	7,785,082
Panasonic Corp.	376,400	5,312,899
Sumitomo Corp.	1,094,300	10,623,148
Sumitomo Mitsui Financial Group, Inc.	73,300	2,491,476
Toyo Suisan Kaisha Ltd.	231,500	6,057,639
Toyota Motor Corp.	170,100	6,715,029

		129,455,886

Luxembourg—1.3%
ArcelorMittal	261,900	8,863,362
SES SA	289,290	6,268,263

		15,131,625

Malaysia—0.7%
Bumiputra-Commerce Holdings Bhd	2,115,600	7,675,260

Mexico—0.5%
Fomento Economico Mexicano SAB de CV - ADR (b)	136,300	5,903,153

Netherlands—1.5%
Aegon NV (a)	1,092,700	7,766,294
ASML Holding NV, NY Registered Shares	204,300	5,503,842
Corio NV - REIT	20,700	1,403,632
Heineken NV	77,000	3,403,741

		18,077,509

New Zealand—0.2%
Telecom Corp. of New Zealand Ltd.	325,000	2,912,000

Norway—0.7%
Norsk Hydro ASA (a)	820,000	5,374,254
Yara International ASA	87,900	2,905,717

		8,279,971

Philippines—0.3%
Philippine Long Distance Telephone Co. - ADR (b)	72,900	3,885,570

Russia—1.7%
Lukoil OAO - ADR	143,900	8,232,519
Rosneft Oil Co. - GDR (a)	1,093,400	8,314,023
Vimpel-Communications - ADR (a)	222,000	3,980,460

		20,527,002

Singapore—2.8%
CapitaLand Ltd.	1,134,771	3,290,705
DBS Group Holdings Ltd.	683,000	6,254,621
Singapore Telecommunications Ltd.	8,739,100	18,122,557
United Overseas Bank Ltd.	439,000	5,262,232

		32,930,115

South Korea—2.0%
Korea Electric Power Corp. (a)	237,800	6,738,308
Korea Zinc Co. Ltd.	41,600	6,429,540
Samsung Electronics Co. Ltd.	9,700	5,836,811
Samsung Securities Co. Ltd.	89,900	4,406,570

		23,411,229

Spain—1.9%
Banco Bilbao Vizcaya Argentaria SA	373,600	6,678,101

Common Stocks	Shares	Value

Spain (concluded)
Banco Popular Espanol SA	224,910	$2,003,411
Banco Santander SA	365,350	5,879,305
Telefonica SA	295,000	8,238,315

		22,799,132

Sweden—1.0%
Nordea Bank AB	541,824	5,815,624
Skanska AB, B Shares	212,000	3,111,085
TeliaSonera AB	368,900	2,445,046

		11,371,755

Switzerland—7.3%
Alcon, Inc.	44,800	6,396,992
Credit Suisse Group AG	123,100	6,580,579
Julius Baer Group Ltd.	117,900	4,438,345
Julius Baer Holding AG	117,900	1,438,389
Nestle SA	320,300	14,894,454
Novartis AG	231,200	12,039,545
Roche Holding AG	56,200	9,001,157
Sonova Holding AG	49,000	5,043,309
Swiss Reinsurance Co. Ltd.	108,400	4,414,112
Syngenta AG	47,000	11,128,718
UBS AG (a)	427,100	7,121,783
Zurich Financial Services AG	14,800	3,389,090

		85,886,473

Taiwan—2.3%
AU Optronics Corp. - ADR (c)	584,407	5,160,314
Mega Financial Holding Co. Ltd.	7,811,100	4,349,834
Nan Ya Plastics Corp.	4,512,880	7,178,995
Siliconware Precision Industries Co. - ADR	759,900	5,114,127
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	555,884	5,303,134

		27,106,404

Thailand—0.2%
Bangkok Bank PCL	800,500	2,684,875

Turkey—0.2%
Turkcell Iletisim Hizmet AS - ADR	125,700	2,065,251

United Kingdom—16.3%
Anglo American Plc (a)	223,600	8,090,541
Aviva Plc	708,000	4,427,244
Barclays Plc (a)	51,500	1,076,350
Barclays Plc (a)	1,111,800	5,827,035
BG Group Plc	518,800	8,930,271
BP Plc	1,124,800	10,539,684
British Airways Plc (a)	1,961,200	5,824,206
British American Tobacco Plc	481,703	15,349,968
Catlin Group Ltd.	422,300	2,280,200
GlaxoSmithKline Plc	614,100	12,596,867
Hays Plc	4,170,200	6,680,396
HSBC Holdings Plc	1,482,500	16,381,811
Imperial Tobacco Group Plc	251,300	7,405,662
Intercontinental Hotels Group Plc	466,550	5,963,958
International Power Plc	2,033,400	8,442,039
Legal & General Group Plc	3,324,800	4,266,193
Next Plc	220,000	6,454,211
Persimmon Plc (a)	494,400	3,259,518
Prudential Plc	630,300	5,725,270
Royal Dutch Shell Plc - ADR	152,700	9,071,907
Smiths Group Plc	236,200	3,447,562
Standard Chartered Plc	400,600	9,827,541
Standard Life Plc	386,500	1,377,787
Tesco Plc	999,300	6,663,041
Unilever Plc	261,000	7,797,598
Vodafone Group Plc	2,026,400	4,465,849
Vodafone Group Plc - ADR	178,200	3,954,258
WPP Plc	704,500	6,313,668

		192,440,635

See Notes to Financial Statements.

48	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States—0.8%
Amkor Technology, Inc. (a)	693,800	$3,822,838
NII Holdings, Inc. (a)(b)	206,400	5,558,352

		9,381,190

Total Long-Term Investments (Cost—$1,209,894,142)—94.1%		1,109,342,104

Short-Term Securities	Shares/ Beneficial Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (d)(e)	73,117,275	73,117,275
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (d)(e)(f)	4,855,000	4,855,000

Total Short-Term Securities (Cost—$77,972,275)—6.6%		77,972,275

Total Investments Before Outstanding Options Written (Cost—$1,287,866,417*)—100.7%		1,187,314,379

Options Written	Contracts

Exchange-Traded Call Options Written—(0.2)%
Alcon, Inc., Strike Price 145 USD, Expires 11/23/09	250	(66,875)
Anglo American Plc, Strike Price 24 GBP, Expires 11/20/09	10	(5,805)
ASML Holding NV, NY Registered Shares, Strike Price 30 USD, Expires 12/21/09	780	(40,950)
AU Optronics Corp., Strike Price 10 USD, Expires 1/18/10	3,200	(88,000)
Banco Bradesco SA - ADR, Strike Price 20 USD, Expires 11/23/09	100	(8,250)
Banco Bradesco SA - ADR, Strike Price 22.50 USD, Expires 12/21/09	1,050	(36,750)
Bank of Nova Scotia, Strike Price 50 CAD, Expires 11/21/09	1,345	(8,701)
Barclays Plc, Strike Price 3.40 GBP, Expires 11/20/09,	225	(29,543)
Barrick Gold Corp., Strike Price 39 USD, Expires 11/23/09	275	(17,875)
Barrick Gold Corp., Strike Price 40 USD, Expires 12/21/09	575	(63,250)
BHP Billiton Ltd. - ADR, Strike Price 65 USD, Expires 11/23/09	150	(48,000)
BHP Billiton Ltd. - ADR, Strike Price 70 USD, Expires 12/21/09	260	(63,050)
Bombardier, Inc., Class B, Strike Price 5 CAD, Expires 1/16/10	7,500	(114,366)
Canadian Natural Resources Ltd., Strike Price 80 CAD, Expires 11/21/09,	1,305	(33,166)
Canadian Oil Sands Trust, Strike Price 29 CAD, Expires 11/21/09	520	(49,258)
Canadian Oil Sands Trust, Strike Price 30 CAD, Expires 12/19/09	400	(36,043)
Cia Energetica de Minas Gerais - ADR, Strike Price 15 USD, Expires 11/23/09	1,150	(109,250)
Covidien Plc, Strike Price 45 USD, Expires 11/23/09	750	(30,000)
Crescent Point Energy Corp., Strike Price 38 CAD, Expires 12/19/09	584	(33,732)
Deutsche Bank AG, Registered Shares, Strike Price 52 EUR, Expires 11/20/09,	250	(46,357)
EnCana Corp., Strike Price 60 USD, Expires 11/23/09	900	(56,250)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price 45 USD, Expires 12/21/09	750	(159,375)
Goldcorp, Inc., Strike Price 46 CAD, Expires 11/21/09	890	(20,563)
Goldcorp, Inc., Strike Price 50 CAD, Expires 11/21/09	100	(1,109)
Kinross Gold Corp., Strike Price 24 CAD, Expires 11/23/09	2,000	(24,029)
Magna International, Inc., Class A, Strike Price 50 USD, Expires 12/21/09	750	(16,875)
Netease.com, Inc., Strike Price 40 USD, Expires 12/21/09	450	(96,750)
Pan American Silver Corp., Strike Price 26 USD, Expires 11/23/09	1,200	(18,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Progress Energy Resources Corp., Strike Price 14 CAD, Expires 11/22/09	3,735	$(138,071)
Progress Energy Resources Corp., Strike Price 15 CAD, Expires 11/21/09,	1,100	(14,741)
Royal Bank of Canada, Strike Price 56 CAD, Expires 12/19/09	200	(28,649)
Royal Bank of Canada, Strike Price 58 CAD, Expires 11/21/09	335	(7,430)
SAP AG - ADR, Strike Price 55 USD, Expires 12/21/09	635	(3,175)
Siliconware Precision Industries Co. - ADR, Strike Price 7.50 USD, Expires 1/18/10	1,350	(43,875)
Sterlite Industries India Ltd. - ADR, Strike Price 17.50 USD, Expires 12/21/09	2,500	(218,750)
Suncor Energy, Inc., Strike Price 36 USD, Expires 12/21/09	600	(69,000)
Suncor Energy, Inc., Strike Price 40 USD, Expires 11/23/09	1,105	(13,813)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price 10 USD, Expires 12/21/09	2,500	(75,000)
TELUS Corp., Strike Price 34 CAD, Expires 11/21/09	725	(48,577)
TELUS Corp., Strike Price 34 CAD, Expires 12/19/09	250	(24,837)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 52.50 USD, Expires 11/23/09	450	(22,500)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price 52.50 USD, Expires 12/21/09	584	(61,320)
Toronto-Dominion Bank (The), Strike Price 68 CAD, Expires 12/19/09	450	(25,992)
UBS AG, Strike Price 18 CHF, Expires 11/20/09	300	(12,574)
Vimpel-Communications - ADR, Strike Price 20 USD, Expires 12/21/09	1,220	(118,950)
Vivendi, Strike Price 21.50 EUR, Expires 11/22/09	360	(2,019)
Vodafone Group Plc - ADR, Strike Price 23 USD, Expires 11/30/09	500	(17,050)

Total Exchange-Traded Call Options Written		(2,268,495)

Exchange-Traded Put Option Written—(0.0)%
Chunghwa Telecom Co. Ltd. - ADR, Strike Price 17.50 USD, Expires 11/23/09	1,250	(56,250)

Over-the-Counter Call Options Written—(1.2)%
Aegon NV, Strike Price 5.35 EUR, Expires 1/07/10, Broker BNP Paribas	45,800	(14,882)
Aegon NV, Strike Price 5.81 EUR, Expires 11/18/09, Broker Citigroup Global Markets	148,900	(4,438)
Aegon NV, Strike Price 6.08 EUR, Expires 12/08/09, Broker Morgan Stanley & Co., Inc.	407,000	(19,329)
Allianz SE, Strike Price 81.86 EUR, Expires 1/07/10, Broker UBS Securities LLC	15,000	(44,747)
Alstom SA, Strike Price 52.21 EUR, Expires 12/03/09, Broker JPMorgan Chase Securities	33,000	(19,933)
Alstom SA, Strike Price 52.98 EUR, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	13,000	(855)
Amkor Technology, Inc., Strike Price 7.65 USD, Expires 12/15/09, Broker Goldman Sachs & Co.	191,000	(14,296)
Amkor Technology, Inc., Strike Price 7.65 USD, Expires 12/18/09, Broker Goldman Sachs & Co.	191,000	(16,061)
Anglo American Plc, Strike Price 21.94 GBP, Expires 11/12/09, Broker JPMorgan Chase Securities	135,000	(177,580)
Anheuser-Busch InBev NV, Strike Price 35.35 EUR, Expires 12/10/09, Broker BNP Paribas	108,700	(43,852)
AP Moller - Maersk A/S, Strike Price 36,088 DKK, Expires 1/07/10, Broker Citigroup Global Markets	550	(156,351)
ArcelorMittal, Strike Price 28.45 EUR, Expires 12/18/09, Broker Credit Suisse First Boston	131,000	(32,784)
Arch Capital Group Ltd., Strike Price 71 USD, Expires 12/18/09, Broker Credit Suisse First Boston	28,000	(19,413)
ASML Holding NV, NY Registered Shares, Strike Price 28.79 USD, Expires 11/30/09, Broker Morgan Stanley & Co., Inc.	32,500	(11,709)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	49

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Assicurazioni Generali SpA, Strike Price 19.01 EUR, Expires 12/10/09, Broker Credit Suisse First Boston	46,000	$(10,587)
Australia & New Zealand Banking Group Ltd., Strike Price 24.11 AUD, Expires 12/16/09, Broker Citigroup Global Markets	146,000	(59,290)
Aviva Plc, Strike Price 4.28 GBP, Expires 11/18/09, Broker BNP Paribas	425,000	(13,055)
AXA SA, Strike Price 18.51 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	139,000	(50,733)
Banco Bilbao Vizcaya Argentaria SA, Strike Price 12.14 EUR, Expires 12/08/09, Broker Goldman Sachs & Co.	205,000	(139,680)
Banco Popular Espanol SA, Strike Price 6.76 EUR, Expires 12/08/09, Broker UBS Securities LLC	62,000	(4,839)
Banco Santander Chile - ADR, Strike Price 57.35 USD, Expires 11/02/09, Broker Goldman Sachs & Co.	32,000	(3)
Banco Santander SA, Strike Price 11.46 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	51,000	(13,881)
Banco Santander SA, Strike Price 11.58 EUR, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	150,000	(23,099)
Bank of Yokohama Ltd. (The), Strike Price 469.87 JPY, Expires 1/12/10, Broker Goldman Sachs & Co.	645,000	(90,294)
Barclays Plc, Strike Price 3.50 GBP, Expires 11/05/09, Broker UBS Securities LLC	667,000	(6,113)
BASF AG, Strike Price 38.84 EUR, Expires 12/10/09, Broker BNP Paribas	16,000	(18,552)
BASF AG, Strike Price 41.27 EUR, Expires 12/08/09, Broker BNP Paribas	33,000	(12,677)
Bayerische Motoren Werke AG, Strike Price 34.92 EUR, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	105,000	(49,800)
Belgacom SA, Strike Price 27.35 EUR, Expires 12/10/09, Broker BNP Paribas	65,900	(2,966)
BG Group Plc, Strike Price 11.42 GBP, Expires 11/18/09, Broker Credit Suisse First Boston	69,800	(5,511)
BG Group Plc, Strike Price 11.45 GBP, Expires 12/03/09, Broker Citigroup Global Markets	154,000	(29,945)
BG Group Plc, Strike Price 11.85 GBP, Expires 12/03/09, Broker BNP Paribas	61,500	(6,531)
BM&FBOVESPA SA, Strike Price 12.47 BRL, Expires 11/06/09, Broker Credit Suisse First Boston	226,400	(1,137)
BNP Paribas, Strike Price 54.29 EUR, Expires 12/10/09, Broker UBS Securities LLC	46,500	(98,483)
BP Plc, Strike Price 5.82 GBP, Expires 12/03/09, Broker Citigroup Global Markets	620,000	(115,782)
British Airways Plc, Strike Price 2.10 GBP, Expires 1/07/10, Broker Citigroup Global Markets	1,176,700	(105,494)
British American Tobacco Plc, Strike Price 20.11 GBP, Expires 12/10/09, Broker Citigroup Global Markets	481,700	(167,610)
Canadian Oil Sands Trust, Strike Price 34.62 CAD, Expires 12/15/09, Broker Goldman Sachs & Co.	248,500	(38,945)
Cap Gemini SA, Strike Price 35.16 EUR, Expires 12/10/09, Broker Credit Suisse First Boston	45,000	(24,900)
Cap Gemini SA, Strike Price 36.81 EUR, Expires 11/12/09, Broker Jpmorgan Chase Securities	16,000	(485)
CapitaLand Ltd., Strike Price 4.36 SGD, Expires 12/16/09, Broker Goldman Sachs & Co.	625,000	(37,318)
Casino Guichard Perrachon SA, Strike Price 55.27 EUR, Expires 12/10/09, Broker Citigroup Global Markets	28,400	(42,392)
Catlin Group Ltd., Strike Price 3.49 GBP, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	253,000	(3,302)
Cheung Kong Holdings Ltd., Strike Price 110.21 HKD, Expires 12/16/09, Broker Credit Suisse First Boston	370,000	(62,531)
Chiba Bank Ltd. (The), Strike Price 581.60 JPY, Expires 1/05/10, Broker Goldman Sachs & Co.	338,000	(78,384)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
China Construction Bank Corp., Class H, Strike Price 7.07 HKD, Expires 1/12/10, Broker Deutsche Bank Securities	3,554,000	$(75,530)
China Life Insurance Co. Ltd., Class H, Strike Price 35.38 HKD, Expires 12/01/09, Broker Credit Suisse First Boston	597,000	(118,043)
China Mobile Ltd., Strike Price 76.86 HKD, Expires 12/16/09, Broker Deutsche Bank Securities	360,000	(82,649)
Cia Energetica de Minas Gerais - ADR, Strike Price 16.68 USD, Expires 11/30/09, Broker BNP Paribas	62,000	(5,058)
Cie de Saint-Gobain, Strike Price 36.40 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	90,000	(97,101)
CIMB Group Holdings Bhd, Strike Price 12.61 MYR, Expires 1/05/10, Broker Credit Suisse First Boston	1,150,000	(146,326)
Commonwealth Bank of Australia, Strike Price 55.91 AUD, Expires 1/05/10, Broker UBS Securities LLC	64,000	(54,844)
Compagnie Generale des Etablissements Michelin, Class B, Strike Price 53.40 EUR, Expires 1/07/10, Broker BNP Paribas	39,700	(129,250)
Corio NV, Strike Price 46.92 EUR, Expires 1/07/10, Broker BNP Paribas	11,400	(31,351)
Credit Suisse Group AG, Strike Price 57.41 CHF, Expires 1/07/10, Broker BNP Paribas	67,700	(155,438)
Daito Trust Construction Co. Ltd., Strike Price 3,733.41 JPY, Expires 1/05/10, Broker Goldman Sachs & Co.	88,000	(184,829)
DBS Group Holdings Ltd., Strike Price 13.10 SGD, Expires 1/05/10, Broker Credit Suisse First Boston	375,000	(99,054)
Deutsche Lufthansa AG, Strike Price 12.32 EUR, Expires 12/15/09, Broker Deutsche Bank Securities	195,000	(16,930)
E.ON AG, Strike Price 27.36 EUR, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	44,500	(22,626)
Eldorado Gold Corp., Strike Price 12.25 CAD, Expires 1/08/10, Broker Morgan Stanley & Co., Inc.	220,000	(166,111)
Eldorado Gold Corp., Strike Price 12.25 CAD, Expires 12/29/09, Broker Morgan Stanley & Co., Inc.	200,000	(138,626)
Enel SpA, Strike Price 4.31 EUR, Expires 12/10/09, Broker Credit Suisse First Boston	465,000	(23,913)
Eramet, Strike Price 236.99 EUR, Expires 11/04/09, Broker BNP Paribas	10,000	(5,503)
Erste Group Bank AG, Strike Price 28.44 EUR, Expires 1/07/10, Broker UBS Securities LLC	44,300	(96,398)
Fortum Oyj, Strike Price 17.53 EUR, Expires 12/08/09, Broker Citigroup Global Markets	127,800	(17,452)
France Telecom SA, Strike Price 18.34 EUR, Expires 12/08/09, Broker Credit Suisse First Boston	25,000	(1,631)
France Telecom SA, Strike Price 18.58 EUR, Expires 12/08/09, Broker BNP Paribas	65,000	(3,118)
Fresenius Medical Care AG & Co. KGaA, Strike Price 32.90 EUR, Expires 12/10/09, Broker BNP Paribas	37,400	(62,554)
Fujitsu Ltd., Strike Price 619.03 JPY, xpires 12/16/09, Broker Goldman Sachs & Co.	515,000	(22,331)
GAM Holding Ltd., Strike Price 12.80 CHF, Expires 1/07/10, Broker UBS Securities LLC	64,900	(44,440)
GDF Suez, Strike Price 30.66 EUR, Expires 11/18/09, Broker Citigroup Global Markets	87,800	(9,111)
GlaxoSmithKline Plc, Strike Price 12.38 GBP, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	259,000	(118,038)
GlaxoSmithKline Plc, Strike Price 12.43 GBP, Expires 12/08/09, Broker Citigroup Global Markets	80,000	(50,061)
Hays Plc, Strike Price 1.04 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	802,600	(14,481)
Hays Plc, Strike Price 1.05 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	1,491,000	(22,093)

See Notes to Financial Statements.

50	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Heineken NV, Strike Price 32.31 EUR, Expires 11/12/09, Broker JPMorgan Chase Securities	77,000	$(5,687)
Honda Motor Co. Ltd., Strike Price 3,014.10 JPY, Expires 1/05/10, Broker Goldman Sachs & Co.	181,000	(162,516)
Hong Kong Exchanges and Clearing Ltd., Strike Price 146.77 HKD, Expires 1/12/10, Broker Deutsche Bank Securities	150,000	(82,841)
HSBC Holdings Plc, Strike Price 7.59 GBP, Expires 12/03/09, Broker Citigroup Global Markets	815,000	(44,265)
Hutchison Whampoa Ltd., Strike Price 56.51 HKD, Expires 12/01/09, Broker Credit Suisse First Boston	623,000	(74,658)
Imperial Tobacco Group Plc, Strike Price 17.98 GBP, Expires 11/12/09, Broker Deutsche Bank Securities	251,000	(107,897)
Industrial & Commercial Bank of China, Strike Price 6.03 HKD, Expires 12/01/09, Broker Deutsche Bank Securities	2,383,000	(88,221)
Industrial & Commercial Bank of China, Strike Price 6.51 HKD, Expires 12/16/09, Broker Deutsche Bank Securities	1,597,000	(25,457)
INPEX Corp., Strike Price 790,037.07 JPY, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	258	(39,812)
INPEX Corp., Strike Price 801,340 JPY, Expires 12/01/09, Broker Goldman Sachs & Co.	149	(11,934)
Intercontinental Hotels Group Plc, Strike Price 7.86 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	188,000	(100,048)
Intercontinental Hotels Group Plc, Strike Price 8.50 GBP, Expires 11/12/09, Broker UBS Securities LLC	92,000	(3,888)
International Power Plc, Strike Price 2.56 GBP, Expires 12/10/09, Broker Citigroup Global Markets	618,500	(93,346)
International Power Plc, Strike Price 2.98 GBP, Expires 12/08/09, Broker Goldman Sachs & Co.	600,000	(9,665)
Intesa Sanpaolo SpA, Strike Price 3.04 EUR, Expires 1/07/10, Broker BNP Paribas	1,002,000	(172,615)
ITOCHU Corp., Strike Price 604.88 JPY, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	575,000	(87,492)
ITOCHU Corp., Strike Price 611.77 JPY, Expires 12/01/09, Broker Deutsche Bank Securities	255,000	(23,377)
Japan Tobacco, Inc., Strike Price 271,354 JPY, Expires 12/16/09, Broker Goldman Sachs & Co.	1,232	(70,224)
Julius Baer Group Ltd., Strike Price 41.47 CHF, Expires 1/07/10, Broker BNP Paribas	64,900	(135,381)
Konica Minolta Holdings, Inc., Strike Price 908.82 JPY, Expires 1/05/10, Broker Deutsche Bank Securities	197,000	(85,047)
Korea Electric Power Corp., Strike Price 35,002.56 KRW, Expires 1/05/10, Broker Goldman Sachs & Co.	118,000	(64,255)
Korea Zinc Co., Strike Price 209,525.79 KRW, Expires 1/05/10, Broker Deutsche Bank Securities	23,000	(193,128)
Lafarge SA, Strike Price 62.77 EUR, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	43,000	(5,893)
Legal & General Group Plc, Strike Price 0.90 GBP, Expires 12/08/09, Broker Goldman Sachs & Co.	1,825,000	(45,330)
Lukoil OAO - ADR, Strike Price 57.23 USD, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	73,000	(202,764)
Lukoil OAO - ADR, Strike Price 64.16 USD, Expires 1/07/10, Broker Morgan Stanley & Co., Inc.	6,200	(14,665)
MAN SE, Strike Price 57.34 EUR, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	38,700	(110,259)
MAN SE, Strike Price 60.04 EUR, Expires 12/10/09, Broker UBS Securities LLC	41,000	(67,016)
Marubeni Corp., Strike Price 475.89 JPY, Expires 1/05/10, Broker Goldman Sachs & Co.	902,000	(141,286)
Matsui Securities Co. Ltd., Strike Price 673.16 JPY, Expires 12/16/09, Broker Deutsche Bank Securities	341,000	(77,887)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Mega Financial Holding Co. Ltd., Strike Price 20 TWD, Expires 1/05/10, Broker Credit Suisse First Boston	2,000,000	$(34,700)
Mega Financial Holding Co. Ltd., Strike Price 20.13 TWD, Expires 12/01/09, Broker Credit Suisse First Boston	2,300,000	(17,365)
Mitsubishi Estate Co. Ltd., Strike Price 1,394.50 JPY, Expires 1/12/10, Broker Goldman Sachs & Co.	53,000	(37,670)
Mitsui Chemicals, Inc., Strike Price 320.51 JPY, Expires 1/12/10, Broker Morgan Stanley & Co., Inc.	665,000	(149,748)
Mitsui Fudosan Co. Ltd., Strike Price 1,531.61 JPY, Expires 1/05/10, Broker Deutsche Bank Securities	69,000	(45,231)
Mizuho Securities Co. Ltd., Strike Price 330.62 JPY, Expires 1/12/10, Broker Goldman Sachs & Co.	613,000	(139,060)
Nan Ya Plastics Corp., Strike Price 50.35 TWD, Expires 12/01/09, Broker Credit Suisse First Boston	1,100,000	(101,431)
Nan Ya Plastics Corp., Strike Price 56.71 TWD, Expires 1/05/10, Broker Credit Suisse First Boston	1,400,000	(49,000)
National Australia Bank Ltd., Strike Price 31.47 AUD, Expires 1/05/10, Broker Citigroup Global Markets	111,000	(64,488)
Nestle SA, Strike Price 44.36 CHF, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	177,000	(599,004)
New World Development Ltd., Strike Price 16.49 HKD, Expires 12/01/09, Broker Credit Suisse First Boston	768,000	(96,318)
New World Development Ltd., Strike Price 17.51 HKD, Expires 1/05/10, Broker Deutsche Bank Securities	750,000	(74,030)
Next Plc, Strike Price 18.73 GBP, Expires 12/03/09, Broker Citigroup Global Markets	121,000	(63,016)
NII Holdings, Inc., Strike Price 30.78 USD, Expires 12/07/09, Broker Morgan Stanley & Co., Inc.	113,500	(50,320)
Nikon Corp., Strike Price 1,810.57 JPY, Expires 12/16/09, Broker Deutsche Bank Securities	176,000	(131,245)
Nippon Steel Corp., Strike Price 353.94 JPY, Expires 1/12/10, Broker Goldman Sachs & Co.	587,000	(129,184)
Nordea Bank AB, Strike Price 75.76 SEK, Expires 12/10/09, Broker BNP Paribas	47,000	(24,906)
Nordea Bank AB, Strike Price 79.59 SEK, Expires 12/10/09, Broker BNP Paribas	251,000	(72,378)
Norsk Hydro ASA, Strike Price 43.524 NOK, Expires 12/08/09, Broker Citigroup Global Markets	451,000	(26,852)
Novartis AG, Registered Shares, Strike Price 51.96 CHF, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	149,500	(293,410)
Novartis AG, Registered Shares, Strike Price 53.34 CHF, Expires 12/10/09, Broker UBS Securities LLC	81,700	(105,170)
NSK Ltd., Strike Price 561.71 JPY, Expires 1/05/10, Broker Morgan Stanley & Co., Inc.	737,000	(227,434)
OPAP SA, Strike Price 18.47 EUR, Expires 12/10/09, Broker Credit Suisse First Boston	174,600	(85,488)
Panasonic Corp., Strike Price 1,252.46 JPY, Expires 1/12/10, Broker Morgan Stanley & Co., Inc.	207,000	(180,266)
Persimmon Plc, Strike Price 4.45 GBP, Expires 1/07/10, Broker UBS Securities LLC	123,500	(30,004)
Persimmon Plc, Strike Price 5.01 GBP, Expires 11/12/09, Broker UBS Securities LLC	148,500	(366)
Philippine Long Distance Telephone Co. - ADR, Strike Price 57.06 USD, Expires 11/30/09, Broker Deutsche Bank Securities	40,000	(9,599)
PICC Property & Casualty Co. Ltd., Strike Price 6.26 HKD, Expires 1/12/10, Broker Deutsche Bank Securities	2,384,000	(86,361)
PPR, Strike Price 78.98 EUR, Expires 1/07/10, Broker Morgan Stanley & Co., Inc.	18,300	(65,121)
Prudential Plc, Strike Price 6.13 GBP, Expires 12/08/09, Broker UBS Securities LLC	347,000	(46,860)
Renault SA, Strike Price 36.93 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	65,000	(13,650)
Roche Holding AG, Strike Price 171.52 CHF, Expires 11/12/09, Broker JPMorgan Chase Securities	45,000	(16,576)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	51

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Rosneft Oil Co. - GDR, Strike Price 8.034 USD, Expires 11/12/09, Broker Goldman Sachs & Co.	466,700	$(54,091)
Rosneft Oil Co. - GDR, Strike Price 8.62 USD, Expires 1/07/10, Broker Morgan Stanley & Co., Inc.	134,700	(33,170)
Royal Dutch Shell Plc - ADR, Strike Price 62.67 USD, Expires 11/30/09, Broker UBS Securities LLC	100,000	(32,419)
RWE AG, Strike Price 63.01 EUR, Expires 1/07/10, Broker Morgan Stanley & Co., Inc.	47,900	(51,664)
Salzgitter AG, Strike Price 71.08 EUR, Expires 12/10/09, Broker BNP Paribas	27,500	(15,094)
Samsung Electronics Co. Ltd., Strike Price 752,084.22 KRW, Expires 1/05/10, Broker Deutsche Bank Securities	7,300	(171,845)
Samsung Securities Co. Ltd., Strike Price 63,109 KRW, Expires 1/05/10, Broker Credit Suisse First Boston	50,000	(69,312)
Sanofi-Aventis SA, Strike Price 53.29 EUR, Expires 12/10/09, Broker Citigroup Global Markets	45,000	(35,160)
Santos Ltd., Strike Price 15.69 AUD, Expires 12/16/09, Broker UBS Securities LLC	336,000	(107,589)
SES SA, Strike Price 14.87 EUR, Expires 1/07/10, Broker BNP Paribas	159,100	(118,187)
Siliconware Precision Industries Co. - ADR, Strike Price 7.20 USD, Expires 11/16/09, Broker JPMorgan Chase Securities	285,000	(19,810)
Singapore Telecommunications Ltd., Strike Price 3.08 SGD, Expires 1/12/10, Broker Credit Suisse First Boston	4,800,000	(219,429)
Skanska AB, B Shares, Strike Price 107.67 SEK, Expires 12/10/09, Broker BNP Paribas	116,600	(37,989)
Smiths Group Plc, Strike Price 9.26 GBP, Expires 12/10/09, Broker BNP Paribas	120,000	(22,681)
Societe Generale, Strike Price 53.09 EUR, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	33,763	(1,941)
Software AG, Strike Price 65.20 EUR, Expires 12/03/09, Broker UBS Securities LLC	33,000	(58,473)
Sonova Holding AG, Strike Price 109.75 CHF, Expires 12/10/09, Broker UBS Securities LLC	27,000	(58,268)
Standard Chartered Plc, Strike Price 15.26 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	150,000	(139,133)
Standard Chartered Plc, Strike Price 15.54 GBP, Expires 12/03/09, Broker Credit Suisse First Boston	75,000	(50,093)
Standard Life Plc, Strike Price 2.22 GBP, Expires 12/10/09, Broker BNP Paribas	193,500	(19,115)
Standard Life Plc, Strike Price 2.25 GBP, Expires 12/08/09, Broker Goldman Sachs & Co.	193,000	(14,978)
Sumitomo Corp., First Section, Strike Price 911.79 JPY, Expires 1/12/10, Broker Morgan Stanley & Co., Inc.	600,000	(198,489)
Sumitomo Mitsui Financial Group, Inc., Strike Price 3,234.20 JPY, Expires 12/16/09, Broker Morgan Stanley & Co., Inc.	41,000	(44,852)
Sun Kung Kai Properties Ltd., Strike Price 121.23 HKD, Expires 1/05/10, Broker Deutsche Bank Securities	145,000	(120,059)
Sun Kung Kai Properties Ltd., Strike Price 133.91 HKD, Expires 12/16/09, Broker Credit Suisse First Boston	161,000	(38,821)
Swiss Reinsurance Co. Ltd., Strike Price 44.82 CHF, Expires 1/07/10, Broker BNP Paribas	59,600	(117,645)
Syngenta AG, Strike Price 247.56 CHF, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	28,200	(87,678)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price 11 USD, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	57,700	(1)
Talisman Energy, Inc., Strike Price 18.40 USD, Expires 1/04/10, Broker Credit Suisse First Boston	228,500	(147,437)
Telecom Corp. of New Zealand Ltd., Strike Price 9.44 USD, Expires 12/11/09, Broker UBS Securities LLC	325,000	(65,000)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Telefonica SA, Strike Price 19.09 EUR, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	177,000	$(59,332)
Telekomunikasi Indonesia Tbk PT - ADR, Strike Price 37.25 USD, Expires 11/30/09, Broker Credit Suisse First Boston	59,800	(9,422)
TeliaSonera AB, Strike Price 49.68 SEK, Expires 12/10/09, Broker BNP Paribas	368,900	(19,399)
Tesco Plc, Strike Price 4.01 GBP, Expires 12/03/09, Broker Citigroup Global Markets	550,000	(125,251)
ThyssenKrupp AG, Strike Price 22.64 EUR, Expires 12/10/09, Broker UBS Securities LLC	183,000	(184,323)
Total SA, Strike Price 43.30 EUR, Expires 12/10/09, Broker BNP Paribas	173,000	(102,224)
Toyo Suisan Kaisha Ltd., Strike Price 2,407.20 JPY, Expires 12/01/09, Broker Goldman Sachs & Co.	58,000	(35,847)
Toyo Suisan Kaisha Ltd., Strike Price 2,549.07 JPY, Expires 1/12/10, Broker Goldman Sachs & Co.	70,000	(38,133)
Toyota Motor Corp., Strike Price 3,962.40 JPY, Expires 12/16/09, Broker Deutsche Bank Securities	94,000	(26,611)
TransCanada Corp., Strike Price 33.59 CAD, Expires 11/17/09, Broker Goldman Sachs & Co.	112,500	(17,564)
TrygVesta AS, Strike Price 387.09 DKK, Expires 12/10/09, Broker UBS Securities LLC	38,500	(36,779)
Turkcell Iletisim Hizmet AS - ADR, Strike Price 17.92 USD, Expires 11/30/09, Broker Goldman Sachs & Co.	125,700	(8,698)
UBS AG, Strike Price 17.92 CHF, Expires 1/07/10, Broker UBS Securities LLC	202,000	(155,740)
Unibail-Rodamco SE - REIT, Strike Price 145.50 EUR, Expires 12/03/09, Broker JPMorgan Chase Securities	8,100	(105,933)
Unibail-Rodamco SE - REIT, Strike Price 153 EUR, Expires 12/08/09, Broker BNP Paribas	15,400	(117,187)
UniCredit SpA, Strike Price 2.78 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	985,000	(14,613)
Unilever Plc, Strike Price 17.57 GBP, Expires 11/12/09, Broker JPMorgan Chase Securities	51,000	(56,940)
Unilever Plc, Strike Price 18.50 GBP, Expires 12/10/09, Broker Morgan Stanley & Co., Inc.	92,000	(59,172)
United Overseas Bank Ltd., Strike Price 16.99 SGD, Expires 12/01/09, Broker Goldman Sachs & Co.	241,500	(72,704)
Vivendi, Strike Price 20.20 EUR, Expires 12/10/09, Broker Credit Suisse First Boston	55,000	(17,152)
Vodafone Group Plc - ADR, Strike Price 22.19 USD, Expires 11/06/09, Broker Citigroup Global Markets	30,000	(8,768)
Vodafone Group Plc - ADR, Strike Price 24.08 USD, Expires 11/03/09, Broker BNP Paribas	30,000	(7)
Vodafone Group Plc, Strike Price 1.41 GBP, Expires 12/10/09, Broker Citigroup Global Markets	2,026,400	(68,947)
WPP Plc, Strike Price 5.87 GBP, Expires 12/03/09, Broker BNP Paribas	387,500	(42,104)
Yara International ASA, Strike Price 195.22 NOK, Expires 1/07/10, Broker BNP Paribas	48,400	(86,840)
Zurich Financial Services AG, Strike Price 258.32 CHF, Expires 12/10/09, Broker Credit Suisse First Boston	8,200	(13,732)

Total Over-the-Counter Call Options Written		(12,952,389)

Total Options Written (Premiums Received—$25,746,699)—(1.3)%		(15,277,134)

Total Investments Net of Outstanding Options Written—99.4%		1,172,037,245
Other Assets Less Liabilities—0.6%		6,610,163

Net Assets—100.0%		$1,178,647,408

See Notes to Financial Statements.

52	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,325,423,837

Gross unrealized appreciation	$37,432,971
Gross unrealized depreciation	(175,542,429)

Net unrealized depreciation	$(138,109,458)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund,
Institutional Class	$73,117,275	$247,024
BlackRock Liquidity Series, LLC
Money Market Series	$4,855,000	$4,186

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	6,751,000	USD	6,120,274	Citigroup Global Markets	11/02/09	$(43,384)
AUD	3,385,000	USD	3,056,960	Deutsche Bank Securities	11/02/09	(9,963)
CAD	2,551,000	USD	2,361,173	UBS Securities LLC	11/03/09	(3,611)
CHF	480,000	USD	469,529	Citigroup Global Markets	11/03/09	(1,648)
EUR	510,000	USD	754,137	Citigroup Global Markets	11/02/09	(3,596)
EUR	2,167,000	USD	3,206,943	Citigroup Global Markets	11/03/09	(17,881)
HKD	25,315,000	USD	3,266,409	Citigroup Global Markets	11/03/09	(42)
JPY	360,937,000	USD	3,965,094	Deutsche Bank Securities	11/02/09	44,648
JPY	1,147,287,000	USD	12,682,880	Citigroup Global Markets	11/05/09	62,629
JPY	66,844,000	USD	732,617	Goldman Sachs & Co.	11/04/09	9,985
NOK	16,178,000	USD	2,849,895	Deutsche Bank Securities	11/02/09	(24,488)
SEK	18,117,000	USD	2,592,810	Citigroup Global Markets	11/02/09	(38,331)
SGD	1,742,000	USD	1,243,797	Citigroup Global Markets	11/02/09	(887)
USD	304,753	CAD	327,000	Deutsche Bank Securities	11/02/09	2,549
USD	308,618	CAD	333,000	Citigroup Global Markets	11/04/09	869
USD	171,351	DKK	862,000	Citigroup Global Markets	11/03/09	903
USD	1,527,477	GBP	922,000	UBS Securities LLC	11/02/09	14,241
USD	29,816,856	GBP	18,001,000	Goldman Sachs & Co.	11/02/09	272,633
USD	188,453	GBP	114,000	Citigroup Global Markets	11/03/09	1,350

Total						$265,976

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	$4,925,058	$24,175,570	—	$29,100,628
Austria	—	3,232,316	—	3,232,316
Belgium	—	8,844,032	—	8,844,032
Bermuda	3,469,555	—	—	3,469,555
Brazil	13,498,719	—	—	13,498,719
Canada	118,845,499	—	—	118,845,499
Chile	3,058,384	—	—	3,058,384
China	3,157,185	17,660,475	—	20,817,660
Denmark	—	11,864,699	—	11,864,699
Finland	—	5,041,459	—	5,041,459
France	—	100,758,146	—	100,758,146
Germany	5,219,631	67,788,774	—	73,008,405
Greece	—	8,081,878	—	8,081,878
Hong Kong	—	41,067,198	—	41,067,198
India	7,219,506	—	—	7,219,506
Indonesia	2,027,818	2,181,099	—	4,208,917
Ireland	5,774,652	—	—	5,774,652
Israel	8,727,992	—	—	8,727,992
Italy	—	20,797,424	—	20,797,424
Japan	—	129,455,886	—	129,455,886
Luxembourg	—	15,131,625	—	15,131,625
Malaysia	—	7,675,260	—	7,675,260
Mexico	5,903,153	—	—	5,903,153
Netherlands	5,503,842	12,573,667	—	18,077,509
New Zealand	2,912,000	—	—	2,912,000
Norway	—	8,279,971	—	8,279,971
Philippines	3,885,570	—	—	3,885,570
Russia	12,212,979	8,314,023	—	20,527,002
Singapore	—	32,930,115	—	32,930,115
South Korea	—	23,411,229	—	23,411,229
Spain	—	22,799,132	—	22,799,132
Sweden	—	11,371,755	—	11,371,755
Switzerland	10,835,337	75,051,136	—	85,886,473
Taiwan	15,577,575	11,528,829	—	27,106,404
Thailand	—	2,684,875	—	2,684,875
Turkey	2,065,251	—	—	2,065,251
United Kingdom	14,102,515	178,338,120	—	192,440,635
United States	9,381,190	—	—	9,381,190
Short-Term Securities	73,117,275	4,855,000	—	77,972,275

Total	$331,420,686	$855,893,693	—	$1,187,314,379

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$409,807	—	$409,807
Liabilities:	$(2,299,871)	(13,121,094)	—	(15,420,965)

Total	$(2,299,871)	$(12,711,287)	—	$(15,011,158)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	53

Schedule of Investments October 31, 2009	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—9.8%
Agrium, Inc.	95,300	$4,474,335
Air Products & Chemicals, Inc.	102,800	7,928,964
Celanese Corp., Series A	119,100	3,269,295
Dow Chemical (The)	197,525	4,637,887
E. I. du Pont de Nemours & Co.	510,979	16,259,352
Monsanto Co.	40,000	2,687,200
Mosaic Co. (The)	22,800	1,065,444
Olin Corp.	211,100	3,223,497
Potash Corp. of Saskatchewan, Inc.	80,900	7,505,902
Praxair, Inc.	179,000	14,219,760

		65,271,636

Containers & Packaging—0.9%
Temple-Inland, Inc.	376,583	5,818,207

Energy Equipment & Services—8.2%
Cameron International Corp. (a)	98,400	3,637,848
Core Laboratories NV	66,200	6,904,660
ENSCO International, Inc.	47,200	2,161,288
FMC Technologies, Inc. (a)	179,578	9,445,803
Halliburton Co. (b)	230,800	6,741,668
Helmerich & Payne, Inc.	78,700	2,992,174
Noble Corp.	77,400	3,153,276
Schlumberger Ltd. (b)	91,800	5,709,960
Smith International, Inc.	75,900	2,104,707
Transocean Ltd. (a)	69,300	5,814,963
Unit Corp. (a)	68,000	2,657,440
Weatherford International Ltd. (a)	198,600	3,481,458

		54,805,245

Gas Utilities—1.8%
EQT Corp.	162,600	6,806,436
Questar Corp.	125,500	4,999,920

		11,806,356

Machinery—3.0%
Caterpillar, Inc.	282,025	15,528,297
Deere & Co.	90,366	4,116,171

		19,644,468

Metals & Mining—40.6%
African Rainbow Minerals Ltd.	278,750	5,397,045
Agnico-Eagle Mines Ltd.	143,650	7,689,584
Alamos Gold, Inc. (a)	1,000,000	7,984,844
Alcoa, Inc.	307,750	3,822,255
Allegheny Technologies, Inc.	47,800	1,475,108
Alumina, Ltd. (a)	1,782,066	2,615,158
Anglo American Plc (a)	97,945	3,543,953
Anglo Platinum Ltd. (a)	45,700	3,950,169
Barrick Gold Corp.	104,100	3,740,313
BHP Billiton Plc	896,700	24,161,551
Carpenter Technology Corp.	51,366	1,080,227
Cia de Minas Buenaventura SA - ADR	256,000	8,593,920
Cliffs Natural Resources, Inc.	36,500	1,298,305
Eramet	17,450	5,434,027
First Quantum Minerals Ltd.	137,300	9,392,307
Freeport-McMoRan Copper & Gold, Inc. (a)	82,800	6,074,208
Fresnillo Plc	500,000	6,059,050
Goldcorp, Inc.	196,550	7,227,144
Harry Winston Diamond Corp.	181,350	1,486,599
Iluka Resources Ltd. (a)	1,990,286	6,165,967
Impala Platinum Holdings Ltd.	560,200	12,326,358
Industrias Penoles SAB de CV	513,569	9,378,140
Jiangxi Copper Co. Ltd.	1,936,600	4,387,841
Kazakhmys Plc (a)	251,400	4,474,081
Lihir Gold Ltd.	1,294,650	3,541,073
Minara Resources Ltd. (a)	1,856,150	1,433,543
Minsur SA	1,504,804	3,724,506
MMC Norilsk Nickel (a)	17,866	2,318,653

Common Stocks	Shares	Value

Metals & Mining (concluded)
MMC Norilsk Nickel - ADR (a)	26,623	$349,734
Newmont Mining Corp.	72,450	3,148,677
OZ Minerals Ltd. (a)	6,607,357	6,909,102
Rio Tinto Plc	552,104	24,408,469
Southern Copper Corp. (c)	90,100	2,838,150
Straits Resources Ltd. (a)	804,450	1,135,657
Teck Resources Ltd., Class B (a)	340,700	9,889,919
United States Steel Corp.	45,300	1,562,397
Vale SA - ADR	924,200	23,557,858
Vedanta Resources Plc	432,700	14,805,430
Xstrata Plc (a)	1,207,996	17,399,441
Zijin Mining Group Co. Ltd.	5,165,750	5,000,126

		269,780,889

Oil, Gas & Consumable Fuels—24.8%
Alpha Natural Resources, Inc. (a)	41,600	1,413,152
Apache Corp.	97,500	9,176,700
Arch Coal, Inc.	151,900	3,290,154
BG Group Plc	259,000	4,458,250
Bill Barrett Corp. (a)	111,800	3,463,564
Canadian Natural Resources Ltd.	63,000	4,074,210
Consol Energy, Inc.	240,379	10,290,625
Crescent Point Energy Corp.	166,700	5,669,387
Dana Petroleum Plc (a)	126,100	2,638,294
Denbury Resources, Inc. (a)	339,400	4,955,240
EnCana Corp.	108,250	5,995,967
EOG Resources, Inc.	97,900	7,994,514
Forest Oil Corp. (a)	147,600	2,892,960
Galleon Energy, Inc. (a)	380,000	1,910,448
Gasco Energy, Inc. (a)	579,700	347,820
Hess Corp.	59,800	3,273,452
Massey Energy Co. (b)	288,700	8,398,283
Newfield Exploration Co. (a)	92,200	3,782,044
Noble Energy, Inc.	80,100	5,256,963
Occidental Petroleum Corp.	119,200	9,044,896
Patriot Coal Corp. (a)	31,560	356,628
Peabody Energy Corp.	189,000	7,482,510
Penn West Energy Trust	185,800	3,056,410
PetroBakken Energy Ltd.	42,727	1,232,787
PetroChina Co. Ltd. - ADR	15,200	1,824,608
Petroleo Brasileiro SA - ADR	116,400	5,380,008
Plains Exploration & Production Co. (a)	84,500	2,239,250
Premier Oil Plc (a)	112,700	2,172,900
Quicksilver Resources, Inc. (a)	238,200	2,906,040
Range Resources Corp.	134,500	6,731,725
Southwestern Energy Co. (a)	199,200	8,681,136
StatoilHydro ASA	113,936	2,684,810
StatoilHydro ASA - ADR	89,600	2,119,936
Suncor Energy, Inc.	112,100	3,701,542
Tullow Oil Plc	174,800	3,386,223
Whiting Petroleum Corp. (a)	128,700	7,258,680
XTO Energy, Inc.	125,125	5,200,195

		164,742,311

Paper & Forest Products—5.8%
International Paper Co.	471,100	10,510,241
MeadWestvaco Corp.	519,900	11,869,317
Mondi Ltd.	19,005	86,969
Mondi Plc	322,512	1,780,175
Votorantim Celulose e Papel SA - ADR (a)	362,836	4,985,366
Weyerhauser Co.	265,600	9,651,904

		38,883,972

Total Long-Term Investments
(Cost—$671,644,290)—94.9%		630,753,084

See Notes to Financial Statements.

54	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares/Beneficial Interest	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (d)(e)	35,341,819	$35,341,819
BlackRock Liquidity Series, LLC, Money Market Series, 0.33% (d)(e)(f)	1,360,000	1,360,000

Total Short-Term Securities (Cost—$36,701,819)—5.5%		36,701,819

Total Investments Before Outstanding Options Written (Cost—$708,346,109*)—100.4%		667,454,903

Options Written	Contracts

Exchange-Traded Call Options Written—(0.5)%
Agnico-Eagle Mines Ltd., Strike Price 60 USD, Expires 11/23/09	475	(43,938)
Agnico-Eagle Mines Ltd., Strike Price 75 USD, Expires 11/23/09	100	(750)
Agnico-Eagle Mines Ltd., Strike Price 80 USD, Expires 11/23/09	100	(500)
Agrium, Inc., Strike Price 55 USD, Expires 11/23/09	100	(3,750)
Air Products & Chemicals, Inc., Strike Price 85 USD, Expires 11/23/09	330	(9,075)
Air Products & Chemicals, Inc., Strike Price 85 USD, Expires 12/21/09	50	(4,000)
Alcoa, Inc., Strike Price 16 USD, Expires 11/23/09	176	(704)
Allegheny Technologies, Inc., Strike Price 32 USD, Expires 11/03/09	165	(6,604)
Alpha Natural Resources, Inc., Strike Price 40 USD, Expires 12/21/09	140	(14,700)
Alpha Natural Resources, Inc., Strike Price 41 USD, Expires 11/23/09	20	(550)
Anglo American Plc, Strike Price 24 GBP, Expires 11/20/09	5	(2,903)
Anglo American Plc, Strike Price 25 GBP, Expires 11/21/09	5	(1,374)
Apache Corp., Strike Price 95 USD, Expires 11/23/09	100	(30,250)
Arch Coal, Inc., Strike Price 25 USD, Expires 11/23/09	410	(8,200)
Arch Coal, Inc., Strike Price 26 USD, Expires 12/21/09	90	(3,375)
Barrick Gold Corp., Strike Price 40 USD, Expires 12/21/09	365	(40,150)
BHP Billiton Plc, Strike Price 19 GBP, Expires 11/20/09	40	(2,423)
Cameron International Corp., Strike Price 40 USD, Expires 11/23/09	345	(20,700)
Cameron International Corp., Strike Price 42.50 USD, Expires 12/21/09	100	(6,000)
Canadian Natural Resources Ltd., Strike Price 65 USD, Expires 12/21/09	270	(117,450)
Carpenter Technology Corp., Strike Price 22.50 USD, Expires 12/21/09	170	(17,850)
Caterpillar, Inc., Strike Price 50 USD, Expires 11/23/09	60	(35,100)
Caterpillar, Inc., Strike Price 55 USD, Expires 11/23/09	570	(133,665)
Caterpillar, Inc., Strike Price 60 USD, Expires 11/23/09	200	(11,000)
Caterpillar, Inc., Strike Price 60 USD, Expires 12/21/09	300	(46,050)
Cia de Minas Buenaventura SA - ADR, Strike Price 40 USD, Expires 11/23/09	125	(4,062)
Consol Energy, Inc., Strike Price 55 USD, Expires 11/23/09	100	(750)
Consol Energy, Inc., Strike Price 55 USD, Expires 12/21/09	100	(3,000)
Deere & Co., Strike Price 48 USD, Expires 11/23/09	85	(8,288)
Deere & Co., Strike Price 49 USD, Expires 12/21/09	250	(40,625)
Dow Chemical Co. (The), Strike Price 27 USD, Expires 11/23/09	250	(5,625)
E. I. Du Pont de Nemours & Co., Strike Price 35 USD, Expires 11/23/09	1,500	(22,500)
EnCana Corp., Strike Price 60 USD, Expires 11/23/09	350	(21,875)
ENSCO International, Inc., Strike Price 45 USD, Expires 12/21/09	150	(53,250)
EOG Resources, Inc., Strike Price 85 USD, Expires 11/23/09	90	(18,450)
EOG Resources, Inc., Strike Price 90 USD, Expires 11/23/09	90	(7,425)
EQT Corp., Strike Price 45 USD, Expires 12/21/09	250	(22,500)
First Quantum Minerals Ltd., Strike Price 70 CAD, Expires 11/21/09	200	(119,680)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
First Quantum Minerals Ltd., Strike Price 74 CAD, Expires 11/23/09	200	$(76,244)
First Quantum Minerals Ltd., Strike Price 76 CAD, Expires 1/16/10	180	(109,376)
FMC Technologies, Inc., Strike Price 60 USD, Expires 11/23/09	100	(3,750)
Forest Oil Corp., Strike Price 20 USD, Expires 11/23/09	485	(60,625)
Freeport-McMoRan Copper & Gold, Inc., Strike Price 70 USD, Expires 11/23/09	300	(169,500)
Freeport-McMoRan Copper & Gold, Inc., Strike Price 75 USD, Expires 11/23/09	50	(14,800)
Galleon Energy, Inc., Strike Price 7 CAD, Expires 11/21/09	500	(3,697)
Galleon Energy, Inc., Strike Price 7 CAD, Expires 12/19/09	500	(4,621)
Goldcorp, Inc., Strike Price 45 USD, Expires 11/23/09	300	(4,500)
Halliburton Co., Strike Price 29 USD, Expires 11/23/09	500	(68,500)
Halliburton Co., Strike Price 32 USD, Expires 11/23/09	420	(13,020)
Harry Winston Diamond Corp., Strike Price 10 CAD, Expires 11/21/09	300	(3,882)
Harry Winston Diamond Corp., Strike Price 11 CAD, Expires 12/19/09	340	(6,284)
Helmerich & Payne, Inc., Strike Price 40 USD, Expires 11/23/09	235	(28,200)
Hess Corp., Strike Price 60 USD, Expires 11/23/09	200	(13,000)
International Paper Co., Strike Price 24 USD, Expires 12/21/09	1,065	(101,175)
International Paper Co., Strike Price 25 USD, Expires 11/23/09	490	(12,250)
Massey Energy Co., Strike Price 34 USD, Expires 11/23/09	110	(3,850)
Massey Energy Co., Strike Price 36 USD, Expires 11/23/09	100	(1,500)
MeadWestvaco Corp., Strike Price 25 USD, Expires 12/21/09	200	(11,000)
Monsanto Co., Strike Price 80 USD, Expires 11/23/09	400	(3,000)
Mosaic Co. (The), Strike Price 60 USD, Expires 11/23/09	75	(1,125)
Newfield Exploration Co., Strike Price 45 USD, Expires 12/21/09	300	(39,750)
Newmont Mining Corp., Strike Price 47 USD, Expires 12/21/09	130	(18,915)
Newmont Mining Corp., Strike Price 49 USD, Expires 11/23/09	110	(4,015)
Noble Corp., Strike Price 40 USD, Expires 11/23/09	270	(59,400)
Noble Energy, Inc., Strike Price 65 USD, Expires 11/23/09	150	(40,875)
Noble Energy, Inc., Strike Price 70 USD, Expires 11/23/09	130	(10,725)
Occidental Petroleum Corp., Strike Price 80 USD, Expires 11/23/09	520	(63,700)
Olin Corp., Strike Price 17.50 USD, Expires 11/23/09	100	(750)
Olin Corp., Strike Price 20 USD, Expires 11/23/09	390	(3,900)
Patriot Coal Corp., Strike Price 15 USD, Expires 12/21/09	100	(2,750)
Peabody Energy Corp., Strike Price 40 USD, Expires 12/21/09	100	(27,500)
Peabody Energy Corp., Strike Price 41 USD, Expires 12/21/09	100	(23,000)
Peabody Energy Corp., Strike Price 50 USD, Expires 12/21/09	100	(3,000)
Penn West Energy Trust, Strike Price 17.50 USD, Expires 12/21/09	600	(27,000)
PetroChina Co. Ltd. - ADR, Strike Price 135 USD, Expires 11/23/09	55	(3,437)
Petroleo Brasileiro SA - ADR, Strike Price 47 USD, Expires 11/23/09	200	(36,000)
Plains Exploration & Production Co., Strike Price 30 USD, Expires 11/23/09	300	(16,500)
Potash Corp. of Saskatchewan, Inc., Strike Price 100 USD, Expires 12/21/09	200	(68,000)
Potash Corp. of Saskatchewan, Inc., Strike Price 105 USD, Expires 11/23/09	50	(4,000)
Potash Corp. of Saskatchewan, Inc., Strike Price 105 USD, Expires 12/21/09	100	(21,500)
Praxair, Inc., Strike Price 85 USD, Expires 11/23/09	100	(5,000)
Praxair, Inc., Strike Price 85 USD, Expires 12/21/09	525	(65,625)
Questar Corp., Strike Price 40 USD, Expires 11/23/09	184	(26,680)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	55

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Quicksilver Resources, Inc., Strike Price 12.50 USD, Expires 12/21/09	450	$(47,250)
Quicksilver Resources, Inc., Strike Price 15 USD, Expires 11/23/09	200	(2,500)
Quicksilver Resources, Inc., Strike Price 15 USD, Expires 12/21/09	400	(14,000)
Range Resources Corp., Strike Price 55 USD, Expires 12/21/09	100	(15,000)
Range Resources Corp., Strike Price 60 USD, Expires 12/21/09	100	(5,750)
Schlumberger Ltd., Strike Price 60 USD, Expires 11/23/09	180	(70,200)
Schlumberger Ltd., Strike Price 65 USD, Expires 11/23/09	180	(25,200)
Southern Copper Corp., Strike Price 30 USD, Expires 12/21/09	50	(15,250)
Southwestern Energy Co., Strike Price 44 USD, Expires 11/23/09	100	(20,250)
Southwestern Energy Co., Strike Price 46 USD, Expires 11/23/09	50	(6,125)
Suncor Energy, Inc., Strike Price 40 USD, Expires 11/23/09	370	(4,625)
Teck Resources Ltd., Strike Price 30 CAD, Expires 11/21/09	1,200	(262,834)
Temple-Inland, Inc., Strike Price 17.50 USD, Expires 11/23/09	400	(13,000)
Temple-Inland, Inc., Strike Price 20 USD, Expires 11/23/09	940	(9,400)
Transocean, Inc., Strike Price 85 USD, Expires 11/23/09	325	(104,000)
Transocean, Inc., Strike Price 90 USD, Expires 11/23/09	50	(7,250)
Unit Corp., Strike Price 50 USD, Expires 11/23/09	100	(1,250)
United States Steel Corp., Strike Price 45 USD, Expires 12/21/09	150	(4,500)
Vale SA - ADR, Strike Price 24 USD, Expires 11/23/09	1,700	(382,500)
Vale SA - ADR, Strike Price 25 USD, Expires 12/21/09	250	(55,250)
Vale SA - ADR, Strike Price 27 USD, Expires 12/21/09	1,300	(171,600)
Votorantim Celulose e Papel - ADR, Strike Price 17.50 USD, Expires 11/23/09	350	(3,500)
Votorantim Celulose e Papel - ADR, Strike Price 17.50 USD, Expires 12/21/09	250	(5,000)
Weatherford International Ltd., Strike Price 23 USD, Expires 11/23/09	850	(4,250)
Weyerhauser Co., Strike Price 40 USD, Expires 11/23/09	100	(3,500)
Weyerhauser Co., Strike Price 41 USD, Expires 11/23/09	360	(7,200)
Whiting Petroleum Corp., Strike Price 50 USD, Expires 12/21/09	100	(80,000)
Whiting Petroleum Corp., Strike Price 65 USD, Expires 11/23/09	100	(3,250)
XTO Energy, Inc., Strike Price 43 USD, Expires 11/23/09	100	(11,250)
XTO Energy, Inc., Strike Price 44 USD, Expires 11/23/09	100	(7,750)
XTO Energy, Inc., Strike Price 45 USD, Expires 11/23/09	250	(13,750)

Total Exchange-Traded Call Options Written		(3,552,196)

Exchange-Traded Put Options Written—(0.1)%
Monsanto Co., Strike Price 75 USD, Expires 11/23/09	400	(324,000)
Newfield Exploration Co., Strike Price 40 USD, Expires 11/23/09	275	(39,875)

Total Exchange-Traded Put Options Written		(363,875)

Over-the-Counter Call Options Written—(0.6)%
African Rainbow Minerals Ltd., Strike Price 160.34 ZAR, Expires 12/18/09, Broker BNP Paribas	50,000	(30,519)
African Rainbow Minerals Ltd., Strike Price 165.95 ZAR, Expires 11/18/09, Broker Credit Suisse First Boston	47,000	(5,624)
Agrium, Inc., Strike Price 58.43 USD, Expires 11/20/09, Broker Citigroup Global Markets	22,500	(3,470)
Alcoa, Inc., Strike Price 13.50 USD, Expires 11/10/09, Broker Deutsche Bank Securities	87,000	(8,909)
Alcoa, Inc., Strike Price 14.79 USD, Expires 11/06/09, Broker UBS Securities LLC	15,000	(79)
Alumina Ltd., Strike Price 1.72 AUD, Expires 11/10/09, Broker UBS Securities LLC	588,000	(6,865)
Anglo American Plc, Strike Price 21.94 GBP, Expires 11/12/09, Broker JPMorgan Chase Securities	21,000	(27,624)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Anglo American Plc, Strike Price 22.31 GBP, Expires 11/04/09, Broker JPMorgan Chase Securities	11,300	$(7,107)
Anglo Platinum Ltd., Strike Price 723.98 ZAR, Expires 11/18/09, Broker Credit Suisse First Boston	15,000	(16,719)
Apache Corp., Strike Price 81 USD, Expires 11/10/09, Broker Goldman Sachs & Co.	30,000	(394,848)
Apache Corp., Strike Price 98.27 USD, Expires 11/20/09, Broker Credit Suisse First Boston	5,000	(8,325)
BG Group Plc, Strike Price 11.87 GBP, Expires 11/20/09, Broker Credit Suisse First Boston	85,000	(3,126)
BHP Billiton Plc, Strike Price 17.47 GBP, Expires 11/04/09, Broker Morgan Stanley & Co., Inc.	148,000	(9,819)
BHP Billiton Plc, Strike Price 18.04 GBP, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	148,000	(13,447)
Bill Barrett Corp., Strike Price 32.75 USD, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	35,000	(14,612)
Celanese Corp., Series A, Strike Price 28.50 USD, Expires 11/12/09, Broker Goldman Sachs & Co.	39,300	(17,369)
Cia de Minas Buenaventura SA - ADR, Strike Price 27 USD, Expires 12/04/09, Broker Citigroup Global Markets	85,000	(571,752)
Cliff Natural Resources, Inc., Strike Price 42.03 USD, Expires 12/18/09, Broker Citigroup Global Markets	13,000	(12,553)
Consol Energy, Inc., Strike Price 52 USD, Expires 11/09/09, Broker UBS Securities LLC	70,000	(942)
Core Laboratories NV, Strike Price 98.50 USD, Expires 11/12/09, Broker Credit Suisse First Boston	21,800	(140,318)
Crescent Point Energy Corp., Strike Price 37.05 CAD, Expires 11/06/09, Broker Deutsche Bank Securities	18,200	(4,169)
Crescent Point Energy Corp., Strike Price 37.27 CAD, Expires 11/12/09, Broker Goldman Sachs & Co.	12,200	(3,190)
Crescent Point Energy Corp., Strike Price 37.74 CAD, Expires 11/20/09, Broker Goldman Sachs & Co.	25,000	(5,829)
Dana Petroleum Plc, Strike Price 14.96 GBP, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	41,000	(142)
Denbury Resources, Inc., Strike Price 17.50 USD, Expires 11/03/09, Broker UBS Securities LLC	120,000	(1)
Dow Chemical Co. (The), Strike Price 23.28 USD, Expires 11/03/09, Broker Deutsche Bank Securities	45,000	(27,367)
E. I. Du Pont de Nemours & Co., Strike Price 34.87 USD, Expires 12/23/09, Broker UBS Securities LLC	20,000	(11,196)
EOG Resources, Inc., Strike Price 86.88 USD, Expires 11/06/09, Broker UBS Securities LLC	15,000	(8,927)
EQT Corp., Strike Price 41.74 USD, Expires 11/06/09, Broker UBS Securities LLC	12,500	(9,366)
EQT Corp., Strike Price 42 USD, Expires 11/03/09, Broker Goldman Sachs & Co.	24,000	(10,628)
Eramet, Strike Price 258.67 EUR, Expires 11/04/09, Broker UBS Securities LLC	5,800	(97)
FMC Technologies, Inc., Strike Price 52.03 USD, Expires 11/06/09, Broker Morgan Stanley & Co., Inc.	49,000	(66,615)
Fresnillo Plc, Strike Price 6.38 GBP, Expires 11/04/09, Broker UBS Securities LLC	110,000	(181,129)
Fresnillo Plc, Strike Price 6.38 GBP, Expires 11/05/09, Broker UBS Securities LLC	55,000	(90,354)
Fresnillo Plc, Strike Price 8.65 GBP, Expires 11/12/09, Broker UBS Securities LLC	25,000	(795)
Goldcorp, Inc., Strike Price 40.25 USD, Expires 11/20/09, Broker Deutsche Bank Securities	10,000	(3,799)
Goldcorp, Inc., Strike Price 41 USD, Expires 11/03/09, Broker UBS Securities LLC	25,000	(258)
Helmerich & Payne, Inc., Strike Price 36.53 USD, Expires 11/20/09, Broker Credit Suisse First Boston	21,000	(55,930)
Iluka Resources Ltd., Strike Price 4.02 AUD, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	657,000	(2,904)
Impala Platinum Holdings Ltd., Strike Price 198.53 ZAR, Expires 11/18/09, Broker Morgan Stanley & Co., Inc.	185,000	(11,124)

See Notes to Financial Statements.

56	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Industrias Penoles SAB de CV, Strike Price 223.50 MXN, Expires 11/24/09, Broker Goldman Sachs & Co.	66,000	$(122,348)
Industrias Penoles SAB de CV, Strike Price 229.84 MXN, Expires 11/13/09, Broker Goldman Sachs & Co.	19,000	(25,183)
Industrias Penoles SAB de CV, Strike Price 279.50 MXN, Expires 1/05/10, Broker Goldman Sachs & Co.	85,000	(38,258)
Jiangxi Copper Co. Ltd., Strike Price 17.38 HKD, Expires 11/10/09, Broker JPMorgan Chase Securities	328,000	(32,641)
Jiangxi Copper Co. Ltd., Strike Price 18.02 HKD, Expires 12/01/09, Broker Credit Suisse First Boston	311,000	(37,197)
Kazakhmys Plc, Strike Price 11.79 GBP, Expires 11/12/09, Broker Credit Suisse First Boston	42,000	(8,102)
Kazakhmys Plc, Strike Price 11.90 GBP, Expires 11/04/09, Broker UBS Securities LLC	42,000	(1,652)
Lihir Gold Ltd., Strike Price 2.99 AUD, Expires 11/10/09, Broker Citigroup Global Markets	428,000	(37,700)
Massey Energy Co., Strike Price 33 USD, Expires 11/20/09, Broker BNP Paribas	60,000	(26,614)
Massey Energy Co., Strike Price 34.62 USD, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	30,000	(7,047)
MeadWestvaco Corp., Strike Price 23.54 USD, Expires 11/03/09, Broker Deutsche Bank Securities	125,000	(11,649)
MeadWestvaco Corp., Strike Price 24.13 USD, Expires 11/06/09, Broker Morgan Stanley & Co., Inc.	37,500	(2,688)
Minsur SA, Strike Price 7.84 PEN, Expires 1/05/10, Broker Goldman Sachs & Co.	250,000	(10,705)
Minsur SA, Strike Price 8.26 PEN, Expires 12/04/09, Broker Goldman Sachs & Co.	250,000	(454)
MMC Norilsk Nickel - ADR, Strike Price 13.68 USD, Expires 11/12/09, Broker Credit Suisse First Boston	26,600	(8,766)
Modi Plc, Strike Price 3.06 GBP, Expires 11/05/09, Broker UBS Securities LLC	106,500	(52,626)
Olin Corp., Strike Price 15.83 USD, Expires 11/06/09, Broker UBS Securities LLC	25,000	(2,755)
OZ Minerals Ltd., Strike Price 1.11 AUD, Expires 11/10/09, Broker Citigroup Global Markets	2,180,000	(130,002)
Peabody Energy Corp., Strike Price 37.24 USD, Expires 11/03/09, Broker Citigroup Global Markets	55,000	(135,717)
PetroBakken Energy Ltd., Strike Price 15.09 CAD, Expires 11/20/09, Broker Goldman Sachs & Co.	10,300	(11,889)
PetroBakken Energy Ltd., Strike Price 16.07 CAD, Expires 11/20/09, Broker Deutsche Bank Securities	12,300	(6,738)
Petroleo Brasileiro SA - ADR, Strike Price 51.50 USD, Expires 11/30/09, Broker Goldman Sachs & Co.	20,000	(14,436)
Premier Oil Plc, Strike Price 13.68 GBP, Expires 12/03/09, Broker Citigroup Global Markets	40,000	(3,740)
Questar Corp., Strike Price 37.25 USD, Expires 11/06/09, Broker Morgan Stanley & Co., Inc.	30,500	(80,464)
Range Resources Corp., Strike Price 54.72 USD, Expires 11/06/09, Broker Credit Suisse First Boston	47,000	(4,561)
Rio Tinto Plc, Strike Price 26.31 GBP, Expires 11/05/09, Broker Credit Suisse First Boston	75,000	(128,889)
Rio Tinto Plc, Strike Price 28.35 GBP, Expires 11/12/09, Broker UBS Securities LLC	107,200	(72,749)
Rio Tinto Plc, Strike Price 29.60 GBP, Expires 11/12/09, Broker BNP Paribas	25,000	(6,635)
Smith International, Inc., Strike Price 31.36 USD, Expires 11/06/09, Broker UBS Securities LLC	25,000	(503)
Southern Copper Corp., Strike Price 31.11 USD, Expires 11/06/09, Broker Credit Suisse First Boston	25,000	(26,713)
Southwestern Energy Co., Strike Price 46.19 USD, Expires 11/20/09, Broker Morgan Stanley & Co., Inc.	65,000	(66,655)
StatoilHydro ASA, Strike Price 144.58 NOK, Expires 12/10/09, Broker Credit Suisse First Boston	38,000	(11,166)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
StatoilHydro ASA, Strike Price 23 USD, Expires 11/20/09, Broker UBS Securities LLC	30,000	$(32,400)
Straits Resources Ltd., Strike Price 2.23 AUD, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	265,500	(2)
Tullow Oil Plc, Strike Price 10.86 GBP, Expires 11/09/09, Broker Goldman Sachs & Co.	57,000	(95,740)
Unit Corp., Strike Price 41.32 USD, Expires 11/12/09, Broker Goldman Sachs & Co.	15,800	(10,592)
Vale SA - ADR, Strike Price 22 USD, Expires 11/03/09, Broker Deutsche Bank Securities	50,000	(174,500)
Vedanta Resources Plc, Strike Price 20.58 GBP, Expires 11/12/09, Broker JPMorgan Chase Securities	142,800	(216,999)
Vedanta Resources Plc, Strike Price 22.82 GBP, Expires 11/12/09, Broker BNP Paribas	50,000	(12,878)
Votorantim Celulose e Papel SA - ADR, Strike Price 18 USD, Expires 11/13/09, Broker UBS Securities LLC	70,000	(84)
Weatherford International Ltd., Strike Price 24 USD, Expires 12/18/09, Broker Credit Suisse First Boston	20,000	(577)
Weyerhauser Co., Strike Price 38.08 USD, Expires 11/06/09, Broker Goldman Sachs & Co.	49,500	(11,346)
Whiting Petroleum Corp., Strike Price 60.84 USD, Expires 11/03/09, Broker Citigroup Global Markets	35,000	(1,864)
Xstrata Plc, Strike Price 10.34 GBP, Expires 11/12/09, Broker Credit Suisse First Boston	349,000	(19,425)
Xstrata Plc, Strike Price 8.18 GBP, Expires 11/09/09, Broker UBS Securities LLC	50,000	(59,681)
Zijin Mining Group Co. Ltd., Strike Price 6.64 HKD, Expires 11/10/09, Broker Deutsche Bank Securities	1,704,000	(194,612)

Total Over-the-Counter Call Options Written		(3,745,789)

Total Options Written (Premiums Received—$10,656,448)—(1.2)%		(7,661,860)

Total Investments Net of Outstanding Options Written—99.2%		659,793,043
Other Assets Less Liabilities—0.8%		5,135,249

Net Assets—100.0%		$664,928,292

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$725,693,933

Gross unrealized appreciation	$65,235,219
Gross unrealized depreciation	(123,474,249)

Net unrealized depreciation	$(58,239,030)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$35,341,819	$138,012
BlackRock Liquidity Series, LLC Money Market Series	$(252,600)	$1,915

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	57

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.
•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 4,969	GBP 3,000	Goldman Sachs & Co.	11/02/09	$ 45

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Chemicals	$65,271,636	—	—	$65,271,636
Containers & Packaging	5,818,207	—	—	5,818,207
Energy Equipment & Services	54,805,245	—	—	54,805,245
Gas Utilities	11,806,356	—	—	11,806,356
Machinery	19,644,468	—	—	19,644,468
Metals & Mining	113,964,461	$155,816,428	—	269,780,889
Oil, Gas & Consumable Fuels	149,401,834	15,340,477	—	164,742,311
Paper & Forest Products	37,016,828	1,867,144	—	38,883,972
Short-Term Securities	35,341,819	1,360,000	—	36,701,819

Total	$493,070,854	$174,384,049	—	$667,454,903

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$45	—	$45
Liabilities:	$(3,902,767)	(3,759,093)	—	(7,661,860)

Total	$(3,902,767)	$(3,759,048)	—	$(7,661,815)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

58	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—5.0%
Australia & New Zealand Banking Group Ltd.	23,100	$471,150
BHP Billiton Ltd.	18,325	600,998
Foster’s Group Ltd.	116,100	569,387
National Australia Bank Ltd.	43,800	1,157,268
Santos Ltd.	91,300	1,217,013

		4,015,816

Belgium—0.5%
Mobistar SA	5,700	391,577

Canada—6.2%
Bank of Montreal	23,500	1,087,205
Bank of Nova Scotia	13,600	568,735
Enbridge, Inc.	15,700	610,705
Manulife Financial Corp.	18,700	350,825
National Bank of Canada	7,400	385,644
Royal Bank of Canada	29,400	1,488,952
Suncor Energy, Inc.	4,450	147,723
TransCanada Corp.	12,675	388,432

		5,028,221

Finland—0.9%
Kesko Oyj, B Shares	11,300	376,054
Nokia Oyj	26,900	339,780

		715,834

France—5.2%
AXA SA	14,800	368,078
Bouygues SA	11,000	518,014
PPR	2,100	228,865
Sanofi-Aventis SA	4,700	344,520
Schneider Electric SA	5,825	605,735
Societe Generale	5,000	332,099
Total SA	17,200	1,029,253
Vinci SA	14,000	730,632

		4,157,196

Germany—3.3%
Allianz SE	6,000	687,743
BASF SE	14,800	792,243
RWE AG	4,300	377,165
SAP AG	8,200	371,420
Siemens AG	4,900	442,798

		2,671,369

Greece—1.0%
National Bank of Greece SA (a)	11,000	402,164
OPAP SA	14,950	380,548

		782,712

Hong Kong—2.5%
Esprit Holdings Ltd.	67,200	447,347
Hang Seng Bank Ltd.	21,500	303,733
Hongkong Electric Holdings Ltd.	134,000	716,615
Hopewell Holdings Ltd.	185,000	582,011

		2,049,706

Italy—1.8%
Enel SpA	62,700	373,084
ENI SpA	42,100	1,042,681

		1,415,765

Japan—6.2%
Canon, Inc.	11,500	433,583
Hitachi Koki Co. Ltd.	38,900	430,593
Mitsui & Co. Ltd.	52,400	688,167
Nintendo Co. Ltd.	600	150,495
Oracle Corp. Japan	14,700	647,768
Ricoh Co. Ltd.	52,000	706,692
Sharp Corp.	39,000	416,106
Takeda Pharmaceutical Co. Ltd.	14,500	579,906

Common Stocks	Shares	Value

Japan (concluded)
Toyota Motor Corp.	24,800	$979,029

		5,032,339

Netherlands—0.6%
Koninklijke (Royal) KPN NV	28,000	507,884

Portugal—0.6%
Portugal Telecom SGPS SA	42,300	483,510

Singapore—1.4%
Keppel Corp. Ltd.	72,000	413,791
Singapore Technologies Engineering Ltd.	173,000	348,536
United Overseas Bank Ltd.	27,900	334,433

		1,096,760

Spain—2.6%
ACS Actividadas de Construccion y Servicios SA	8,100	388,934
Banco Santander SA (a)	18,433	292,801
Banco Santander SA	43,700	703,231
Iberdrola SA	40,900	370,496
Indra Sistemas SA	15,900	373,918

		2,129,380

Sweden—3.5%
Axfood AB	9,600	286,439
Hennes & Mauritz AB	14,700	834,985
Ratos AB, B Shares	26,500	616,336
Scania AB, B Shares	52,500	673,502
TeliaSonera AB	61,300	406,293

		2,817,555

Switzerland—0.9%
Nestle SA	7,500	348,762
Zurich Financial Services AG	1,700	389,287

		738,049

United Kingdom—10.8%
AstraZeneca Plc	18,000	808,049
Barclays Plc (a)	68,100	356,918
BHP Billiton Plc	14,450	389,355
BP Plc	193,550	1,813,616
British American Tobacco Plc	17,300	551,283
GlaxoSmithKline Plc	32,425	665,125
HSBC Holdings Plc	128,500	1,419,941
Man Group Plc	76,400	386,369
Rio Tinto Plc	8,692	384,273
Royal Dutch Shell A Shares	17,500	518,851
Scottish & Southern Energy Plc	35,000	617,742
Standard Chartered Plc	33,550	823,050

		8,734,572

United States—45.7%
3M Co. (b)	6,700	492,919
Abbott Laboratories	14,625	739,586
Aflac, Inc.	9,250	383,783
Altria Group, Inc.	56,100	1,015,971
Ameren Corp.	27,600	671,784
American Express Co.	11,900	414,596
AT&T Inc. (b)	80,850	2,075,419
Automatic Data Processing, Inc.	12,100	481,580
Bank of America Corp.	23,475	342,266
Bristol-Myers Squibb Co. (b)	48,700	1,061,660
Caterpillar, Inc.	15,450	850,677
CenturyTel, Inc.	17,200	558,312
Chevron Corp.	22,525	1,724,063
Chubb Corp.	8,225	399,077
Cincinnati Financial Corp.	15,400	390,544
Coca-Cola Co. (The)	13,700	730,347
Consolidated Edison, Inc.	19,500	793,260
Dominion Resources, Inc.	11,800	402,262

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	59

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Eaton Vance Corp.	14,100	$400,299
Emerson Electric Co.	34,400	1,298,600
Equity Residential - REIT	14,400	415,872
Exxon Mobil Corp.	35,500	2,544,285
General Electric Co.	71,000	1,012,460
Genuine Parts Co.	8,500	297,415
Goldman Sachs Group, Inc. (The)	3,650	621,120
HCP, Inc. - REIT	14,325	423,877
Health Care REIT, Inc.	13,200	585,684
Hewlett-Packard Co.	8,300	393,918
Home Depot, Inc.	16,100	403,949
Hudson City Bancorp, Inc.	30,625	402,413
Intel Corp.	54,400	1,039,584
International Business Machines Corp.	10,425	1,257,359
Johnson & Johnson	9,100	537,355
Kraft Food, Inc.	15,508	426,780
Liberty Property Trust - REIT	10,300	302,511
M&T Bank Corp.	6,400	402,240
McDonald’s Corp.	17,300	1,013,953
Merck & Co., Inc.	24,200	748,506
MetLife, Inc.	10,600	360,718
Microchip Technology, Inc.	24,800	594,208
Microsoft Corp.	47,400	1,314,402
Nationwide Health Properties, Inc. - REIT	18,225	587,756
PepsiCo, Inc.	10,100	611,555
Pfizer, Inc.	37,400	636,922
Philip Morris International, Inc.	16,000	757,760
PPG Industries, Inc.	9,625	543,139
Reynolds American, Inc.	8,600	416,928
Southern Co.	12,500	389,875
T. Rowe Price Group, Inc.	8,900	433,697
United Technologies Corp.	13,000	798,850
Wal-Mart Stores, Inc.	12,100	601,128
Wells Fargo & Co.	28,600	787,073

		36,890,297

Total Common Stocks—98.7%		79,658,542

Rights

Spain—0.0%
Banco Santander SA (a)	18,433	3,255

Total Long-Term Investments (Cost—$80,992,286)—98.7%		79,661,797

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (c)(d)	2,037,764	2,037,764

Total Short-Term Securities (Cost—$2,037,764)—2.5%		2,037,764

Total Investments Before Outstanding Options Written (Cost—$83,030,050*)—101.2%		81,699,561

Options Written	Contracts

Exchange-Traded Call Options Written—(0.1)%
3M Co., Strike Price 75 USD, Expires 11/23/09	13	(1,365)
Abbott Laboratories, Strike Price 47.50 USD, Expires 11/23/09	30	(9,900)
ACS Actividades de Construccion y Servicios SA, Strike Price 35 EUR, Expires 11/20/09	7	(44)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
ACS Actividades de Construccion y Servicios SA, Strike Price 36 EUR, Expires 11/22/09	9	$(12)
Aflac, Inc., Strike Price 48 USD, Expires 11/23/09	18	(180)
Allianz SE, Strike Price 94 EUR, Expires 12/18/09	62	(400)
American Express Co., Strike Price 38 USD, Expires 11/23/09	24	(900)
Automatic Data Processing, Inc., Strike Price 41 USD, Expires 11/23/09	24	(1,320)
Banco Santander SA, Strike Price 11.19 EUR, Expires 11/22/09	35	(1,393)
Bank of America Corp., Strike Price 19 USD, Expires 11/23/09	63	(220)
Bank of Montreal, Strike Price 56 CAD, Expires 11/21/09	47	(391)
Bank of Nova Scotia, Strike Price 48 CAD, Expires 11/21/09	7	(171)
Bank of Nova Scotia, Strike Price 50 CAD, Expires 11/21/09	20	(129)
Barclays Plc, Strike Price 3.90 GBP, Expires 12/18/09	13	(557)
BASF AG, Strike Price 40 EUR, Expires 12/20/09	9	(1,772)
BHP Billiton Plc, Strike Price 18 GBP, Expires 11/22/09	3	(690)
BP Plc, Strike Price 5.60 GBP, Expires 11/22/09	24	(7,672)
Caterpillar, Inc., Strike Price 55 USD, Expires 11/23/09	31	(7,270)
Chevron Corp., Strike Price 75 USD, Expires 11/23/09	20	(5,450)
Dominion Resources, Inc., Strike Price 35 USD, Expires 1/18/10	23	(1,552)
Eaton Vance Corp., Strike Price 30 USD, Expires 11/23/09	28	(1,470)
Emerson Electric Co., Strike Price 41 USD, Expires 11/23/09	68	(1,190)
Enbridge, Inc., Strike Price 44 CAD, Expires 12/19/09	31	(501)
Enel SpA, Strike Price 4.40 EUR, Expires 12/20/09	25	(300)
ENI SpA, Strike Price 19 EUR, Expires 12/18/09	17	(285)
Equity Residential - REIT, Strike Price 30 USD, Expires 11/23/09	28	(1,750)
Exxon Mobil Corp., Strike Price 75 USD, Expires 11/23/09	70	(2,660)
General Electric Co., Strike Price 16 USD, Expires 11/23/09	71	(532)
General Electric Co., Strike Price 17 USD, Expires 12/21/09	71	(852)
Genuine Parts Co., Strike Price 40 USD, Expires 11/23/09	17	(170)
Goldman Sachs Group, Inc., Strike Price 195 USD, Expires 11/23/09	7	(231)
HCP, Inc. - REIT, Strike Price 30 USD, Expires 11/23/09	29	(2,610)
Health Care REIT, Inc., Strike Price 45 USD, Expires 11/23/09	73	(7,300)
Hennes & Mauritz AB, Strike Price 430 SEK, Expires 12/18/09	30	(1,499)
Hewlett-Packard Co., Strike Price 50 USD, Expires 12/21/09	16	(1,600)
Home Depot, Inc., Strike Price 28 USD, Expires 12/21/09	21	(504)
Home Depot, Inc., Strike Price 29 USD, Expires 11/23/09	12	(60)
HSBC Holdings Plc, Strike Price 7.20 GBP, Expires 11/22/09	11	(1,024)
Iberdrola SA, Strike Price 6.50 EUR, Expires 11/22/09	82	(394)
Intel Corp., Strike Price 21 USD, Expires 12/21/09	108	(2,484)
International Business Machines Corp., Strike Price 125 USD, Expires 12/21/09	21	(4,988)
Kraft Food, Inc., Class A, Strike Price 28 USD, Expires 12/21/09	30	(2,250)
M&T Bank Corp., Strike Price 70 USD, Expires 11/23/09	13	(455)
Man Group Plc, Strike Price 3.60 GBP, Expires 12/20/09	15	(570)
Manulife Financial Corp., Strike Price 24 CAD, Expires 1/18/10	37	(1,180)
McDonald’s Corp., Strike Price 60 USD, Expires 12/21/09	35	(3,325)
MetLife, Inc., Strike Price 40 USD, Expires 11/23/09	21	(420)
Microsoft Corp., Strike Price 27 USD, Expires 12/21/09	95	(13,918)
Mobistar SA, Strike Price 50.11 EUR, Expires 12/20/09	10	(928)
National Bank of Canada, Strike Price 62 CAD, Expires 12/19/09	15	(762)
Nationwide Health Properties, Inc. - REIT, Strike Price 35 USD, Expires 12/21/09	36	(1,800)
Nokia Oyj, Strike Price 9.50 EUR, Expires 12/18/09	54	(1,075)
PepsiCo, Inc., Strike Price 60 USD, Expires 11/23/09	25	(3,625)
Pfizer, Inc., Strike Price 18 USD, Expires 12/21/09	75	(2,250)
Philip Morris International, Inc., Strike Price 50 USD, Expires 12/21/09	60	(3,600)
PPR, Strike Price 90 EUR, Expires 12/20/09	4	(288)

See Notes to Financial Statements.

60	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Reynolds American, Inc., Strike Price 50 USD, Expires 11/23/09	25	$(875)
Royal Bank of Canada, Strike Price 58 CAD, Expires 11/21/09	60	(1,331)
RWE AG, Strike Price 66 EUR, Expires 12/18/09	8	(272)
Sanofi-Aventis SA, Strike Price 52 EUR, Expires 12/20/09	10	(1,513)
Societe Generale, Strike Price 56.87 EUR, Expires 12/20/09	10	(359)
Southern Co. (The), Strike Price 32 USD, Expires 1/18/10	25	(2,125)
Standard Chartered Plc, Strike Price 15 GBP, Expires 11/20/09	3	(2,724)
Standard Chartered Plc, Strike Price 16 GBP, Expires 11/22/09	4	(1,185)
Suncor Energy, Inc., Strike Price 42 CAD, Expires 11/21/09	9	(92)
T. Rowe Price Group, Inc., Strike Price 45 USD, Expires 11/23/09	18	(8,010)
Total SA, Strike Price 44 EUR, Expires 12/18/09	35	(1,996)
TransCanada Corp., Strike Price 34 CAD, Expires 1/18/10	25	(1,040)
United Technologies Corp., Strike Price 65 USD, Expires 11/23/09	25	(875)
Wal-Mart Stores, Inc., Strike Price 50 USD, Expires 12/21/09	25	(3,150)
Zurich Financial Services AG, Strike Price 270 CHF, Expires 12/18/09	34	(287)

Total Exchange-Traded Call Options Written		(136,072)

Over-the-Counter Call Options Written—(0.2)%
Allianz SE, Strike Price 85.73 EUR, Expires 11/18/09, Broker BNP Paribas	580	(209)
Altria Group, Inc., Strike Price 18.50 USD, Expires 12/11/09, Broker Goldman Sachs & Co.	11,500	(2,713)
Ameren Corp., Strike Price 25.51 USD, Expires 1/06/10, Broker Goldman Sachs & Co.	5,500	(2,057)
AstraZeneca Plc, Strike Price 29.13 GBP, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	3,600	(1,086)
AT&T Inc., Strike Price 26.60 USD, Expires 12/15/09, Broker UBS Securities LLC	16,000	(5,841)
Australia & New Zealand Banking Group Ltd., Strike Price 25.39 AUD, Expires 12/16/09, Broker Citigroup Global Markets	4,600	(759)
AXA SA, Strike Price 18.30 EUR, Expires 11/18/09, Broker Morgan Stanley & Co., Inc.	3,000	(639)
Axfood AB, Strike Price 217.02 SEK, Expires 12/10/09, Broker UBS Securities LLC	1,900	(1,046)
Banco Santander SA, Strike Price 11.46 EUR, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	5,000	(1,361)
BASF AG, Strike Price 38.84 EUR, Expires 12/10/09, Broker BNP Paribas	2,000	(2,319)
BHP Billiton Ltd., Strike Price 39.73 AUD, Expires 12/16/09, Broker Citigroup Global Markets	3,700	(1,863)
Bouygues SA, Strike Price 35.87 EUR, Expires 11/18/09, Broker Credit Suisse First Boston	2,200	(541)
BP Plc, Strike Price 5.77 GBP, Expires 12/18/09, Broker Morgan Stanley & Co., Inc.	14,600	(3,862)
Bristol-Myers Squibb Co., Strike Price 23.20 USD, Expires 11/13/09, Broker Credit Suisse First Boston	10,000	(340)
British American Tobacco Plc, Strike Price 20.11 GBP, Expires 12/10/09, Broker Citigroup Global Markets	3,400	(1,183)
Cannon, Inc., Strike Price 3,567.20 JPY, Expires 12/16/09, Broker Deutsche Bank Securities	2,300	(2,240)
CenturyTel, Inc., Strike Price 32.75 USD, Expires 1/04/10, Broker Credit Suisse First Boston	3,400	(3,287)
Chevron Corp., Strike Price 79.18 USD, Expires 11/30/09, Broker UBS Securities LLC	4,500	(5,162)
Chubb Corp., Strike Price 51.51 USD, Expires 11/20/09, Broker Credit Suisse First Boston	1,600	(599)
Cincinnati Financial Corp., Strike Price 26.47 USD, Expires 11/20/09, Broker Credit Suisse First Boston	3,000	(538)
Coca-Cola Co. (The), Strike Price 55.25 USD, Expires 12/18/09, Broker Goldman Sachs & Co.	2,700	(1,632)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Consolidated Edison, Inc., Strike Price 41.36 USD, Expires 12/18/09, Broker Morgan Stanley & Co., Inc.	3,900	$(2,689)
Esprit Holdings Ltd., Strike Price 55.63 HKD, Expires 12/16/09, Broker Deutsche Bank Securities	13,400	(4,033)
Foster’s Group Ltd., Strike Price 5.72 AUD, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	23,300	(219)
GlaxoSmithKline Plc, Strike Price 12.38 GBP, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	13,000	(5,925)
Hang Seng Bank Ltd., Strike Price 116.29 HKD, Expires 11/10/09, Broker Deutsche Bank Securities	4,300	(44)
Hitachi Koki Co. Ltd., Strike Price 1,019.55 JPY, Expires 12/16/09, Broker Goldman Sachs & Co.	7,800	(3,150)
Hongkong Electric Holdings Ltd., Strike Price 42.96 HKD, Expires 12/01/09, Broker Goldman Sachs & Co.	41,000	(573)
Hopewell Holdings Ltd., Strike Price 23.89 HKD, Expires 12/01/09, Broker Goldman Sachs & Co.	37,000	(4,363)
HSBC Holdings Plc, Strike Price 7.59 GBP, Expires 12/03/09, Broker Citigroup Global Markets	14,000	(760)
Hudson City Bancorp, Inc., Strike Price 13.54 USD, Expires 12/15/09, Broker Credit Suisse First Boston	6,100	(2,276)
Indra Sistemas SA, Strike Price 17.61 EUR, Expires 12/08/09, Broker UBS Securities LLC	6,000	(644)
Johnson & Johnson, Strike Price 61.25 USD, Expires 12/15/09, Broker Credit Suisse First Boston	1,800	(731)
Keppel Corp. Ltd., Strike Price 8.50 SGD, Expires 12/16/09, Broker Goldman Sachs & Co.	14,000	(1,563)
Kesko Oyj, B Shares, Strike Price 23.22 EUR, Expires 1/07/10, Broker Citigroup Global Markets	2,250	(2,486)
Koninklijke (Royal) KPN NV, Strike Price 12.61 EUR, Expires 12/10/09, Broker BNP Paribas	5,600	(2,082)
Liberty Property Trust - REIT, Strike Price 33.24 USD, Expires 12/04/09, Broker Morgan Stanley & Co., Inc.	2,000	(534)
Merck & Co., Inc., Strike Price 34 USD, Expires 11/06/09, Broker UBS Securities LLC	4,000	(15)
Microchip Technology, Inc., Strike Price 26.73 USD, Expires 12/21/09, Broker Morgan Stanley & Co., Inc.	5,000	(983)
Mitsui & Co. Ltd., Strike Price 1,292.13 JPY, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	10,400	(484)
National Australia Bank Ltd., Strike Price 31.47 AUD, Expires 1/05/10, Broker Citigroup Global Markets	8,800	(5,113)
National Bank of Greece SA, Strike Price 26.93 EUR, Expires 12/08/09, Broker Citigroup Global Markets	2,200	(2,254)
Nestle SA, Strike Price 44.36 CHF, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	3,000	(10,153)
Nintendo Co. Ltd., Strike Price 24,653.40 JPY, Expires 12/16/09, Broker Deutsche Bank Securities	100	(192)
OPAP SA, Strike Price 18.77 EUR, Expires 12/08/09, Broker Citigroup Global Markets	3,000	(997)
Oracle Corp. Japan, Strike Price 3,931.78 JPY, Expires 11/10/09, Broker Goldman Sachs & Co.	2,900	(2,295)
Portugal Telecom SGPS SA, Strike Price 8.18 EUR, Expires 12/10/09, Broker BNP Paribas	8,400	(1,104)
PPG Industries, Inc., Strike Price 62.32 USD, Expires 12/15/09, Broker Credit Suisse First Boston	1,900	(1,066)
Ratos AB, B Shares, Strike Price 164.13 SEK, Expires 12/10/09, Broker UBS Securities LLC	5,300	(4,045)
Ricoh Co. Ltd., Strike Price 1,413.30 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	11,000	(34)
Rio Tinto Plc, Strike Price 29.01 GBP, Expires 12/03/09, Broker Morgan Stanley & Co., Inc.	1,700	(1,952)
Royal Dutch Shell, A Shares, Strike Price 20.27 EUR, Expires 11/12/09, Broker Morgan Stanley & Co., Inc.	9,000	(3,609)
Santos Ltd., Strike Price 15.81 AUD, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	24,700	(941)
SAP AG, Strike Price 33.92 EUR, Expires 11/18/09, Broker BNP Paribas	3,000	(119)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	61

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Scania AB, B Shares, Strike Price 89.70 SEK, Expires 12/03/09, Broker Citigroup Global Markets	21,000	$(14,155)
Schneider Electric SA, Strike Price 72.98 EUR, Expires 11/18/09, Broker Credit Suisse First Boston	900	(1,921)
Scottish & Southern Energy Plc, Strike Price 11.17 GBP, Expires 1/07/10, Broker Morgan Stanley & Co., Inc.	7,000	(2,166)
Sharp Corp., Strike Price 1,159.95 JPY, Expires 11/10/09, Broker Morgan Stanley & Co., Inc.	8,000	(1)
Siemens AG, Strike Price 66.73 EUR, Expires 11/18/09, Broker Morgan Stanley & Co., Inc.	1,000	(532)
Singapore Technologies Engineering Ltd., Strike Price 2.96 SGD, Expires 1/05/10, Broker Deutsche Bank Securities	34,000	(1,157)
Takeda Pharmaceutical Co. Ltd., Strike Price 3,743.40 JPY, Expires 12/16/09, Broker Goldman Sachs & Co.	1,000	(393)
Takeda Pharmaceutical Co. Ltd., Strike Price 3,848.10 JPY, Expires 12/01/09, Broker Goldman Sachs & Co.	1,900	(208)
TeliaSonera AB, Strike Price 49.68 SEK, Expires 12/10/09, Broker BNP Paribas	12,200	(642)
Toyota Motor Corp., Strike Price 3,712.80 JPY, Expires 12/16/09, Broker Goldman Sachs & Co.	1,600	(1,403)
Toyota Motor Corp., Strike Price 3,911.96 JPY, Expires 11/10/09, Broker Deutsche Bank Securities	3,400	(83)
United Overseas Bank Ltd., Strike Price 16.99 SGD, Expires 12/01/09, Broker Goldman Sachs & Co.	5,500	(1,656)
Vinci SA, Strike Price 37.26 EUR, Expires 1/07/10, Broker Citigroup Global Markets	2,800	(5,009)
Wells Fargo & Co., Strike Price 31.50 USD, Expires 12/23/09, Broker Credit Suisse First Boston	5,500	(3,374)

Total Over-the-Counter Call Options Written		(139,405)

Total Options Written (Premiums Received—$465,726)—(0.3)%		(275,477)

Total Investments Net of Outstanding Options Written—100.9%		81,424,084
Liabilities in Excess of Other Assets—(0.9)%		(707,605)

Net Assets—100.0%		$80,716,479

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,104,252

Gross unrealized appreciation	$6,536,449
Gross unrealized depreciation	(8,941,140)

Net unrealized depreciation	$(2,404,691)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$2,037,764	$8,784

(d)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	357,000	USD	323,647	Citigroup Global Markets	11/02/09	$(2,294)
EUR	143,000	USD	211,454	Citigroup Global Markets	11/02/09	(1,008)
SEK	552,000	USD	78,999	Citigroup Global Markets	11/02/09	(1,168)
SEK	596,000	USD	84,664	UBS Securities LLC	11/02/09	(629)
SGD	90,000	USD	64,260	Citigroup Global Markets	11/02/09	(46)
USD	4,660	CAD	5,000	Deutsche Bank Securities	11/02/09	39
USD	4,175	JPY	380,000	Citigroup Global Markets	11/02/09	(47)

Total						$(5,153)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

62	ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	—	$4,015,816	—	$4,015,816
Belgium	—	391,577	—	391,577
Canada	$5,028,221	—	—	5,028,221
Finland	—	715,834	—	715,834
France	—	4,157,196	—	4,157,196
Germany	—	2,671,369	—	2,671,369
Greece	—	782,712	—	782,712
Hong Kong	—	2,049,706	—	2,049,706
Italy	—	1,415,765	—	1,415,765
Japan	—	5,032,339	—	5,032,339
Netherlands	—	507,884	—	507,884
Portugal	—	483,510	—	483,510
Singapore	—	1,096,760	—	1,096,760
Spain	—	2,129,380	—	2,129,380
Sweden	—	2,817,555	—	2,817,555
Switzerland	—	738,049	—	738,049
United Kingdom	—	8,734,572	—	8,734,572
United States	36,890,297	—	—	36,890,297
Rights	3,255	—	—	3,255
Short-Term Securities	2,037,764	—	—	2,037,764

Total	$43,959,537	$37,740,024	$—	$81,699,561

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$39	—	$39
Liabilities:	$(108,833)	(171,836)	—	(280,669)

Total	$(108,833)	$(171,797)	—	$(280,630)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	63

Statements of Assets and Liabilities

October 31, 2009	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)
Assets
Investments at value - unaffiliated[1,2]	$492,959,484	$562,088,328	$258,976,859	$122,525,948	$698,378,815
Investments at value - affiliated[3]	7,282,466	18,065,127	3,951,206	9,319,167	24,596,114
Cash	—	519,475	13,617	70,796	106,250
Foreign currency at value[4]	—	—	—	230,014	3,142
Investments sold receivable	6,844,484	19,465,139	1,827,929	2,121,785	5,019,617
Cash collateral pledged for options written	150,000	165,000	—	50,000	6,108,125
Unrealized appreciation on foreign currency exchange contracts	—	—	—	1,373	—
Dividend and interest receivable	891,537	1,027,536	291,784	208,376	1,870,282
Securities lending income receivable - affiliated	—	1,930	—	4,032	754
Other assets	188,231	181,260	69,557	15,908	335,423

Total assets	508,316,202	601,513,795	265,130,952	134,547,399	736,418,522

Liabilities
Collateral at value - securities loaned	—	1,991,000	—	2,141,500	5,894,700
Investments purchased payable	7,394,812	20,409,693	2,306,368	3,849,551	8,458,238
Options written at value[5]	1,872,150	5,853,963	844,698	1,281,659	11,946,912
Unrealized depreciation on foreign currency exchange contracts	—	—	—	7,746	—
Bank overdraft	—	—	—	—	—
Investment advisory fees payable	273,274	478,914	169,917	130,200	740,747
Officer’s and Trustees’ fees payable	128,511	112,486	41,107	—	133,963
Licensing fee payable	164,093	189,671	87,293	—	—
Other liabilities	—	—	—	21,562	372,869
Other accrued expenses payable	309,070	412,539	209,922	89,818	282,233

Total liabilities	10,141,910	29,448,266	3,659,305	7,522,036	27,829,662

Net Assets	$498,174,292	$572,065,529	$261,471,647	$127,025,363	$708,588,860

Net Assets Consist of
Paid-in capital	$695,895,859	$897,273,460	$350,660,160	$210,959,812	$680,602,964
Undistributed (distributions in excess of) net investment income	(23,999)	(13,016)	313,497	16,122	6,618,029
Accumulated net realized gain (loss)	(180,449,412)	(245,076,921)	(63,069,314)	(27,166,348)	(4,699,481)
Net unrealized appreciation/depreciation	(17,248,156)	(80,117,994)	(26,432,696)	(56,784,223)	26,067,348

Net Assets	$498,174,292	$572,065,529	$261,471,647	$127,025,363	$708,588,860

Net asset value[6]	$9.14	$8.13	$9.72	$10.56	$23.81

[1] Investments at cost - unaffiliated	$511,170,456	$644,815,969	$286,310,059	$179,894,958	$672,254,274
[2] Securities on loan at value	$—	$1,879,720	$—	$2,046,670	$5,510,680
[3] Investments at cost - affiliated	$7,282,466	$18,065,127	$3,951,206	$9,319,167	$24,596,114
[4] Foreign currency at cost	$—	$—	$—	$230,382	$3,122
[5] Premiums received	$2,834,966	$8,463,610	$1,745,202	$1,871,244	$11,892,803
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	54,518,315	70,329,131	26,908,028	12,024,324	29,766,217

See Notes to Financial Statements.

64	ANNUAL REPORT	OCTOBER 31, 2009

October 31, 2009	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
Assets
Investments at value - unaffiliated[1,2]	$1,257,330,906	$180,008,816	$1,109,342,104	$630,753,084	$79,661,797
Investments at value - affiliated[3]	12,742,433	11,884,338	77,972,275	36,701,819	2,037,764
Cash	527,534	—	21,323,318	232,975	—
Foreign currency at value[4]	7,742,603	97,690	—	13,318	—
Investments sold receivable	23,063,751	4,380,567	80,278,268	—	445,819
Cash collateral pledged for options written	13,604,089	2,985,400	18,152,875	8,665,000	—
Unrealized appreciation on foreign currency exchange contracts	34,870	7	409,807	45	39
Dividend and interest receivable	2,861,119	696,379	3,886,940	706,526	144,951
Securities lending income receivable - affiliated	9,549	1,304	750	464	—
Other assets	221,514	28,183	316,763	305,738	17,838

Total assets	1,318,138,368	200,082,684	1,311,683,100	677,378,969	82,308,208

Liabilities
Collateral at value - securities loaned	7,602,800	2,152,000	4,855,000	1,360,000	—
Investments purchased payable	10,685,171	2,894,007	96,135,279	2,373,015	1,108,212
Options written at value[5]	19,824,302	2,026,081	15,277,134	7,661,860	275,477
Unrealized depreciation on foreign currency exchange contracts	41,198	—	143,831	—	5,192
Bank overdraft	—	—	15,100,889	—	70,513
Investment advisory fees payable	1,113,424	161,330	1,003,609	688,087	51,748
Officer’s and Trustees’ fees payable	197,914	12,189	169,075	104,952	9,915
Licensing fee payable	—	—	7,460	—	10,546
Other liabilities	—	161,605	13,418	—	—
Other accrued expenses payable	503,236	73,682	329,997	262,763	60,126

Total liabilities	39,968,045	7,480,894	133,035,692	12,450,677	1,591,729

Net Assets	$1,278,170,323	$192,601,790	$1,178,647,408	$664,928,292	$80,716,479

Net Assets Consist of
Paid-in capital	$1,565,449,948	$176,834,894	$1,832,607,169	$755,745,036	$82,951,843
Undistributed (distributions in excess of) net investment income	(157,624)	(8,091)	(429,423)	(103,830)	3,339
Accumulated net realized gain (loss)	(325,538,766)	(2,084,957)	(563,520,530)	(52,836,141)	(1,092,738)
Net unrealized appreciation/depreciation	38,416,765	17,859,944	(90,009,808)	(37,876,773)	(1,145,965)

Net Assets	$1,278,170,323	$192,601,790	$1,178,647,408	$664,928,292	$80,716,479

Net asset value[6]	$18.64	$25.37	$10.92	$11.73	$13.38

[1] Investments at cost - unaffiliated	$1,229,598,464	$162,569,888	$1,209,894,142	$671,644,290	$80,992,286
[2] Securities on loan at value	$7,074,328	$2,051,756	$4,468,700	$1,260,000	$—
[3] Investments at cost - affiliated	$12,742,433	$11,884,338	$77,972,275	$36,701,819	$2,037,764
[4] Foreign currency at cost	$7,635,650	$97,581	$(15,279,784)	$13,225	$(70,919)
[5] Premiums received	$30,390,223	$2,434,393	$25,746,699	$10,656,448	$465,726
[6] Shares outstanding, unlimited number of shares authorized,$0.001 par value	68,569,694	7,591,500	107,944,072	56,708,028	6,033,028

ANNUAL REPORT	OCTOBER 31, 2009	65

Statements of Operations

Year Ended October 31, 2009	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)
Investment Income
Dividends	$20,266,166	$23,748,610	$11,448,350	$2,602,383	$17,194,969
Foreign taxes withheld	—	—	—	(159,364)	(647,712)
Income - affiliated	59,805	129,329	28,476	22,174	104,436
Interest	34,886	116,596	14,327	55,832	71,816
Securities lending income - affiliated	—	39,144	—	26,030	82,464

Total income	20,360,857	24,033,679	11,491,153	2,547,055	16,805,973

Expenses
Investment advisory	3,068,177	5,575,426	1,854,795	1,418,026	7,040,809
Licensing	472,027	557,543	247,306	—	—
Printing	155,798	178,816	72,663	49,387	171,082
Professional	92,564	107,150	74,713	70,769	112,593
Officer and Trustees	89,984	99,193	47,209	16,862	99,173
Custodian	75,332	94,027	55,477	144,658	127,244
Insurance	39,981	47,212	20,081	9,393	46,625
Registration	15,075	22,837	6,582	9,167	7,549
Transfer agent	11,034	11,212	10,580	10,186	10,499
Miscellaneous	4,291	13,258	4,288	50,930	13,815

Total expenses	4,024,263	6,706,674	2,393,694	1,779,378	7,629,389
Less fees waived by advisor	(6,767)	(13,890)	(3,370)	(2,975)	(1,186,331)

Total expenses after fees waived	4,017,496	6,692,784	2,390.324	1,776,403	6,443,058

Net investment income	16,343,361	17,340,895	9,100,829	770,652	10,362,915

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(135,796,356)	(231,817,386)	(58,814,495)	(34,384,298)	(39,673,676)
Foreign currency transactions	—	—	—	66,734	(18,684)
Options written	7,924,410	41,159,819	4,414,665	7,148,505	47,504,778
Swaps	—	—	—	—	—

	(127,871,946)	(190,657,567)	(54,399,830)	(27,169,059)	7,812,418

Net change in unrealized appreciation/depreciation on:
Investments	81,146,914	155,291,109	36,219,366	48,503,063	149,897,519
Foreign currency transactions	—	—	—	23,260	(6,677)
Options written	962,816	(2,054,385)	900,504	(447,498)	(27,735,389)
Swaps	—	—	—	—	—

	82,109,730	153,236,724	37,119,870	48,078,825	122,155,453

Total realized and unrealized gain (loss)	(45,762,216)	(37,420,843)	(17,279,960)	20,909,766	129,967,871

Net Increase (Decrease) in Net Assets Resulting from Operation	$(29,418,855)	$(20,079,948)	$(8,179,131)	$21,680,418	$140,330,786

[1]	Net of $(121,282) foreign capital gain tax.

See Notes to Financial Statements.

66	ANNUAL REPORT	OCTOBER 31, 2009

Year Ended October 31, 2009	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
Investment Income
Dividends	$11,780,021	$2,701,299	$44,434,864	$9,767,070	$3,377,393
Foreign taxes withheld	(629,909)	(112,677)	(3,796,600)	(231,180)	(159,368)
Income - affiliated	83,886	49,217	247,024	138,012	8,784
Interest	21,795	55,990	141,041	68,948	3,715
Securities lending income - affiliated	29,075	6,789	4,186	1,915	—

Total income	11,284,868	2,700,618	41,030,515	9,744,765	3,230,524

Expenses
Investment advisory	4,998,255	1,771,001	10,824,686	6,511,275	532,371
Licensing	—	—	—	—	106,474
Printing	281,068	47,461	292,248	171,456	24,269
Professional	141,484	69,730	163,685	101,783	56,756
Officer and Trustees	106,457	26,113	168,189	86,767	12,377
Custodian	231,544	88,993	444,198	192,131	65,627
Insurance	16,884	12,180	85,586	43,522	5,512
Registration	75,184	8,806	30,443	16,169	2,011
Transfer agent	31,848	10,104	11,374	10,228	9,915
Miscellaneous	143,342	9,523	81,156	24,765	12,616

Total expenses	6,026,066	2,043,911	12,101,565	7,158,096	827,928
Less fees waived by advisor	(12,845)	(5,856)	(29,263)	(1,105,014)	(982)

Total expenses after fees waived	6,013,221	2,038,055	12,072,302	6,053,082	826,946

Net investment income	5,271,647	662,563	28,958,213	3,691,683	2,403,578

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(45,457,861)[1]	(4,748,315)	(644,788,039)	(84,639,079)	184,723
Foreign currency transactions	32,864	31,448	1,550,934	(61,621)	60,031
Options written	13,780,945	8,038,243	83,320,912	35,673,310	847,672
Swaps	—	—	299,729	—	—

	(31,644,052)	3,321,376	(559,616,464)	(49,027,390)	1,092,426

Net change in unrealized appreciation/depreciation on:
Investments	95,741,496	23,121,997	769,356,474	250,997,249	7,074,433
Foreign currency transactions	73,442	2,509	283,153	9,901	(9,624)
Options written	16,345,419	(1,176,523)	8,482,530	(14,347,609)	190,249
Swaps	—	—	1,061,948	—	—

	112,160,357	21,947,983	779,184,105	236,659,541	7,255,058

Total realized and unrealized gain (loss)	80,516,305	25,269,359	219,567,641	187,632,151	8,347,484

Net Increase (Decrease) in Net Assets Resulting from Operation	$85,787,952	$25,931,922	$248,525,854	$191,323,834	$10,751,062

ANNUAL REPORT	OCTOBER 31, 2009	67

Statements of Changes in Net Assets

	BlackRock Dividend Achievers™ Trust (BDV)		BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

	Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$16,343,361	$24,232,203	$17,340,895	$26,271,376
Net realized gain (loss)	(127,871,946)	(54,852,838)	(190,657,567)	(46,984,333)
Net change in unrealized appreciation/depreciation	82,109,730	(201,915,360)	153,236,724	(215,885,148)

Net increase (decrease) in net assets resulting from operations	(29,418,855)	(232,535,995)	(20,079,948)	(236,598,105)

Dividends and Distributions to Shareholders From
Net investment income	(16,244,237)	(23,269,463)	(17,467,300)	(36,568,327)
Net realized gains	—	—	—	—
Tax return of capital	(19,192,668)	(25,797,022)	(63,684,763)	(41,626,799)

Decrease in net assets resulting from dividends and distributions to shareholders	(35,436,905)	(49,066,485)	(81,152,063)	(78,195,126)

Capital Share Transactions
Reinvestment of dividends	—	—	4,328,556	—

Net Assets
Total increase (decrease) in net assets	(64,855,760)	(281,602,480)	(96,903,455)	(314,793,231)
Beginning of year	563,030,052	844,632,532	668,968,984	983,762,215

End of year	$498,174,292	$563,030,052	$572,065,529	$668,968,984

Undistributed (distributions in excess of) net investment income	$(23,999)	$84,691	$(13,016)	$281,977

See Notes to Financial Statements.

68	ANNUAL REPORT	OCTOBER 31, 2009

	BlackRock Strategic Dividend Achievers™ Trust (BDT)		BlackRock EcoSolutions Investment Trust (BQR)		BlackRock Energy and Resources Trust (BGR)

	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2009	2008	2009	2008	2009	2008
Operations
Net investment income	$9,100,829	$12,034,545	$770,652	$818,561	$10,362,915	$14,442,007
Net realized gain (loss)	(54,399,830)	(11,706,289)	(27,169,059)	18,966,066	7,812,418	43,477,431
Net change in unrealized appreciation/depreciation	37,119,870	(98,616,276)	48,078,825	(119,422,702)	122,155,453	(458,340,416)

Net increase (decrease) in net assets resulting from operations	(8,179,131)	(98,288,020)	21,680,418	(99,638,075)	140,330,786	(400,420,978)

Dividends and Distributions to Shareholders From
Net investment income	(8,355,545)	(10,691,257)	(776,099)	(197,349)	(13,891,389)	(28,642,573)
Net realized gains	—	—	(1,032,348)	(18,613,793)	(5,568,031)	(73,767,114)
Tax return of capital	(9,134,673)	(13,525,968)	(15,909,385)	—	(28,761,852)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(17,490,218)	(24,217,225)	(17,717,832)	(18,811,142)	(48,221,272)	(102,409,687)

Capital Share Transactions
Reinvestment of dividends	—	—	2,781,185	—	—	—

Net Assets
Total increase (decrease) in net assets	(25,669,349)	(122,505,245)	6,743,771	(118,449,217)	92,109,514	(502,830,665)
Beginning of year	287,140,996	409,646,241	120,281,592	238,730,809	616,479,346	1,119,310,011

End of year	$261,471,647	$287,140,996	$127,025,363	$120,281,592	$708,588,860	$616,479,346

Undistributed (distributions in excess of) net investment income	$313,497	$535,250	$16,122	$131,452	$6,618,029	$8,357,111

ANNUAL REPORT	OCTOBER 31, 2009	69

Statements of Changes in Net Assets (concluded)

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)

	Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$5,271,647	$5,279,605	$662,563	$428,710
Net realized gain (loss)	(31,644,052)	23,855,281	3,321,376	11,657,369
Net change in unrealized appreciation/depreciation	112,160,357	(155,095,659)	21,947,983	(46,993,721)

Net increase (decrease) in net assets resulting from operations	85,787,952	(125,960,773)	25,931,922	(34,907,642)

Dividends and Distributions to Shareholders From
Net investment income	(5,179,012)	(7,049,171)	(949,596)	(706,588)
Net realized gains	—	(31,369,148)	(7,700,487)	(15,024,124)
Tax return of capital	(55,376,808)	(305,125)	(4,321,847)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(60,555,820)	(38,723,444)	(12,971,930)	(15,730,712)

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	1,025,103,621	—	—	—
Reinvestment of dividends	—	2,777,501	—	—

Net increase in net assets derived from share transactions	1,025,103,621	2,777,501	—	—

Net Assets
Total increase (decrease) in net assets	1,050,335,753	(161,906,716)	12,959,992	(50,638,354)
Beginning of year	227,834,570	389,741,286	179,641,798	230,280,152

End of year	$1,278,170,323	$227,834,570	$192,601,790	$179,641,798

Undistributed (distributions in excess of) net investment income	$(157,624)	$21,527	$(8,091)	$247,494

See Notes to Financial Statements.

70	ANNUAL REPORT	OCTOBER 31, 2009

	BlackRock International Growth and Income Trust (BGY)		BlackRock Real Asset Equity Trust (BCF)		BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2009	2008	2009	2008	2009	2008
Operations
Net investment income	$28,958,213	$41,662,352	$3,691,683	$11,960,821	$2,403,578	$3,270,350
Net realized gain (loss)	(559,616,464)	81,394,441	(49,027,390)	48,498,401	1,092,426	(482,350)
Net change in unrealized appreciation/depreciation	779,184,105	(977,670,522)	236,659,541	(625,770,770)	7,255,058	(49,347,668)

Net increase (decrease) in net assets resulting from operations	248,525,854	(854,613,729)	191,323,834	(565,311,548)	10,751,062	(46,559,668)

Dividends and Distributions to Shareholders From
Net investment income	(32,190,952)	(31,621,671)	(6,325,350)	(9,394,325)	(2,343,114)	(3,107,404)
Net realized gains	—	(93,583,511)	—	(69,123,611)	(1,969,353)	—
Tax return of capital	(161,725,283)	(52,187,938)	(55,327,618)	—	(438,543)	(2,322,321)

Decrease in net assets resulting from dividends and distributions to shareholders	(193,916,235)	(177,393,120)	(61,652,968)	(78,517,936)	(4,751,010)	(5,429,725)

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	—	—	—	—	—	—
Reinvestment of dividends	17,521,775	—	—	—	—	—

Net increase in net assets derived from share transactions	17,521,775	—	—	—	—	—

Net Assets
Total increase (decrease) in net assets	72,131,394	(1,032,006,849)	129,670,866	(643,829,484)	6,000,052	(51,989,393)
Beginning of year	1,106,516,014	2,138,522,863	535,257,426	1,179,086,910	74,716,427	126,705,820

End of year	$1,178,647,408	$1,106,516,014	$664,928,292	$535,257,426	$80,716,479	$74,716,427

Undistributed (distributions in excess of) net investment income	$(429,423)	$952,653	$(103,830)	$1,465,037	$3,339	$157,407

ANNUAL REPORT	OCTOBER 31, 2009	71

Financial Highlights	BlackRock Dividend AchieversTM Trust (BDV)

	Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$10.33	$15.49	$15.95	$14.21	$14.67

Net investment income	0.30	0.41	0.45	0.42	0.43
Net realized and unrealized gain (loss)	(0.84)	(4.67)	(0.01)	2.21	0.01

Net increase (decrease) from investment operations	(0.54)	(4.26)	0.44	2.63	0.44

Dividends and distributions from:
Net investment income	(0.30)	(0.43)	(0.44)	(0.41)	(0.43)
Net realized gain	—	—	(0.38)	(0.32)	(0.28)
Tax return of capital	(0.35)	(0.47)	(0.08)	(0.16)	(0.19)

Total dividends and distributions	(0.65)	(0.90)	(0.90)	(0.89)	(0.90)

Net asset value, end of year	$9.14	$10.33	$15.49	$15.95	$14.21

Market price, end of year	$8.27	$9.20	$13.64	$14.86	$12.77

Total Investment Return[1]

Based on net asset value	(3.75)%	(27.56)%	3.15%	19.89%	3.11%

Based on market price	(2.21)%	(26.73)%	(2.50)%	24.31%	(9.25)%

Ratios to Average Net Assets

Total expenses	0.85%	0.83%	0.82%	0.84%	0.84%

Total expenses after fees waived	0.85%	0.83%	0.82%	0.84%	0.84%

Net investment income	3.46%	3.46%	2.87%	2.90%	2.93%

Supplemental Data

Net assets, end of year (000)	$498,174	$563,030	$844,633	$869,703	$774,691

Portfolio turnover	56%	23%	12%	11%	27%

[1]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

72	ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

					Period August 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$9.59	$14.10	$14.88	$14.01	$14.33 [2]

Net investment income	0.25	0.34	0.39	0.37	0.06
Net realized and unrealized gain (loss)	(0.55)	(3.73)	0.06	1.71	(0.26)

Net increase (decrease) from investment operations	(0.30)	(3.39)	0.45	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.25)	(0.52)	(0.43)	(0.15)	(0.06)
Net realized gain	—	—	(0.80)	(1.06)	(0.04)
Tax return of capital	(0.91)	(0.60)	—	—	—

Total dividends and distributions	(1.16)	(1.12)	(1.23)	(1.21)	(0.10)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$8.13	$9.59	$14.10	$14.88	$14.01

Market price, end of period	$7.89	$8.47	$12.68	$14.92	$13.79

Total Investment Return[3]

Based on net asset value	(1.63)%	(24.35)%	3.21%	15.72%	(1.42)%[4]

Based on market price	8.08%	(25.70)%	(7.43)%	17.97%	(7.40)%[4]

Ratios to Average Net Assets

Total expenses	1.20%	1.18%	1.17%	1.19%	1.25%[5]

Total expenses after fees waived	1.20%	1.18%	1.17%	1.19%	1.25%[5]

Net investment income	3.11%	3.20%	2.76%	2.73%	2.44%[5]

Supplemental Data

Net assets, end of period (000)	$572,066	$668,969	$983,762	$1,033,127	$968,245

Portfolio turnover	117%	86%	91%	138%	5%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	73

Financial Highlights	BlackRock Strategic Dividend AchieversTM Trust (BDT)

	Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$10.67	$15.22	$16.13	$15.14	$14.96

Net investment income	0.30	0.37	0.40	0.37	0.46
Net realized and unrealized gain (loss)	(0.60)	(4.02)	(0.41)	1.52	0.62

Net increase (decrease) from investment operations	(0.30)	(3.65)	(0.01)	1.89	1.08

Dividends and distributions from:
Net investment income	(0.31)	(0.40)	(0.40)	(0.35)	(0.46)
Net realized gain	—	—	(0.38)	(0.55)	(0.42)
Tax return of capital	(0.34)	(0.50)	(0.12)	—	(0.02)

Total dividends and distributions	(0.65)	(0.90)	(0.90)	(0.90)	(0.90)

Net asset value, end of year	$9.72	$10.67	$15.22	$16.13	$15.14

Market price, end of year	$8.37	$9.01	$13.19	$14.53	$13.20

Total Investment Return[1]

Based on net asset value	(1.10)%	(23.93)%	0.24%	13.65%	7.62%

Based on market price	0.86%	(25.88)%	(3.56)%	17.43%	(3.46)%

Ratios to Average Net Assets

Total expenses	0.97%	0.94%	0.95%	0.96%	0.96%

Total expenses after fees waived	0.97%	0.94%	0.95%	0.96%	0.96%

Net investment income	3.68%	3.40%	2.75%	2.57%	3.01%

Supplemental Data

Net assets, end of year (000)	$261,472	$287,141	$409,646	$433,938	$407,366

Portfolio turnover	66%	20%	18%	18%	24%

[1]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

74	ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock EcoSolutions Investment Trust (BQR)

			Period September 28, 2007[1] through October 31, 2007
	Year Ended October 31,

	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.23	$20.31	$19.10 [2]

Net investment income	0.06	0.03	—
Net realized and unrealized gain (loss)	1.78	(8.51)	1.25

Net increase (decrease) from investment operations	1.84	(8.48)	1.25

Dividends and distributions from:
Net investment income	(0.07)	(0.02)	—
Net realized gain	(0.09)	(1.58)	—
Tax return of capital	(1.35)	—	—

Total dividends and distributions	(1.51)	(1.60)	—

Offering costs resulting from the issuance of shares	—	—	(0.04)

Net asset value, end of period	$10.56	$10.23	$20.31

Market price, end of period	$10.23	$9.20	$19.75

Total Investment Return[3]
Based on net asset value	19.64%	(43.99)%	6.28%[4]

Based on market price	28.88%	(48.20)%	(1.25)%[4]

Ratios to Average Net Assets
Total expenses	1.51%	1.36%	1.70%[5]

Total expenses after fees waived and paid indirectly	1.50%	1.35%	1.68%[5]

Net investment income	0.65%	0.38%	0.97%[5]

Supplemental Data
Net assets, end of period (000)	$127,025	$120,282	$238,731

Portfolio turnover	62%	45%	4%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	75

Financial Highlights	BlackRock Energy and Resources Trust (BGR)

					Period December 29, 2004[1] through October 31, 2005
	Year Ended October 31,

	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$20.71	$37.60	$29.67	$28.12	$23.88 [2]

Net investment income	0.41	1.18	0.49	0.75	0.56
Net realized and unrealized gain (loss)	4.32	(14.63)	9.27	3.65	4.85

Net increase (decrease) from investment operations	4.73	(13.45)	9.76	4.40	5.41

Dividends and distributions from:
Net investment income	(0.47)	(0.96)	(0.70)	(0.49)	(0.54)
Net realized gain	(0.19)	(2.48)	(1.13)	(2.36)	(0.59)
Tax return of capital	(0.97)	—	—	—	—

Total dividends and distributions	(1.63)	(3.44)	(1.83)	(2.85)	(1.13)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.04)

Net asset value, end of period	$23.81	$20.71	$37.60	$29.67	$28.12

Market price, end of period	$22.18	$17.99	$32.14	$26.73	$25.16

Total Investment Return[3]
Based on net asset value	25.54%	(38.15)%	34.98%	17.30%	22.99%[4]

Based on market price	34.63%	(37.14)%	28.07%	18.11%	5.10%[4]

Ratios to Average Net Assets
Total expenses	1.30%	1.27%	1.27%	1.28%	1.30%[5]

Total expenses after fees waived and paid indirectly	1.10%	1.07%	1.07%	1.08%	1.10%[5]

Net investment income	1.77%	1.38%	1.69%	2.47%	2.59%[5]

Supplemental Data
Net assets, end of period (000)	$708,589	$616,479	$1,119,310	$883,104	$836,924

Portfolio turnover	62%	54%	47%	40%	64%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

76	ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

					Period May 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$18.03	$31.09	$26.72	$23.77	$23.88 [2]

Net investment income	0.19	0.39	0.55	0.58	0.37
Net realized and unrealized gain (loss)	2.70	(10.39)	6.32	4.64	0.13

Net increase (decrease) from investment operations	2.89	(10.00)	6.87	5.22	0.50

Dividends and distributions from:
Net investment income	(0.20)	(0.56)	(0.36)	(0.59)	(0.23)
Net realized gain	—	(2.48)	(2.14)	(1.68)	(0.33)
Tax return of capital	(2.08)	(0.02)	—	—	—

Total dividends and distributions	(2.28)	(3.06)	(2.50)	(2.27)	(0.56)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.05)

Net asset value, end of period	$18.64	$18.03	$31.09	$26.72	$23.77

Market price, end of period	$18.40	$15.89	$28.76	$27.61	$23.88

Total Investment Return[3]
Based on net asset value	20.50%	(35.08)%	27.47%	24.48%	0.81%[4]

Based on market price	34.97%	(38.15)%	14.11%	26.64%	(2.21)%[4]

Ratios to Average Net Assets
Total expenses	1.21%	1.14%	1.15%	1.16%	1.19%[5]

Total expenses after fees waived	1.20%	1.14%	1.15%	1.16%	1.19%[5]

Net investment income	1.05%	1.60%	1.87%	2.45%	3.66%[5]

Supplemental Data
Net assets, end of period (000)	$1,278,170	$227,835	$389,741	$331,744	$294,195

Portfolio turnover	300%	120%	111%	184%	55%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	77

Financial Highlights	BlackRock Health Sciences Trust (BME)

					Period March 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$23.66	$30.33	$27.74	$26.38	$23.88 [2]

Net investment income	0.10	0.10	0.05	0.00 [3]	(0.03)
Net realized and unrealized gain (loss)	3.32	(4.70)	4.76	3.28	3.34

Net increase (decrease) from investment operations	3.42	(4.60)	4.81	3.28	3.31

Dividends and distributions from:
Net investment income	(0.13)	(0.09)	(0.02)	—	—
Net realized gain	(1.01)	(1.98)	(2.20)	(1.92)	(0.77)
Tax return of capital	(0.57)	—	—	—	—

Total dividends and distributions	(1.71)	(2.07)	(2.22)	(1.92)	(0.77)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.04)

Net asset value, end of period	$25.37	$23.66	$30.33	$27.74	$26.38

Market price, end of period	$22.61	$21.62	$27.05	$27.32	$25.19

Total Investment Return[4]
Based on net asset value	16.31%	(15.55)%	18.62%	13.00%	13.88%[5]

Based on market price	13.44%	(13.47)%	7.42%	16.59%	3.81%[5]

Ratios to Average Net Assets
Total expenses	1.15%	1.13%	1.13%	1.15%	1.18%[6]

Total expenses after fees waived	1.15%	1.13%	1.13%	1.15%	1.18%[6]

Net investment income	0.37%	0.20%	0.15%	(0.11)%	(0.19)%[6]

Supplemental Data
Net assets, end of period (000)	$192,602	$179,642	$230,280	$208,151	$198,005

Portfolio turnover	167%	121%	89%	181%	104%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per share outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

78	ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

			Period May 30, 2007[1] through October 31, 2007

	Year Ended October 31,

	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.41	$20.12	$19.10 [2]

Net investment income	0.29	0.27	0.14
Net realized and unrealized gain (loss)	2.04	(8.31)	1.50

Net increase (decrease) from investment operations	2.33	(8.04)	1.64

Dividends and distributions from:
Net investment income	(0.30)	(0.30)	(0.10)
Net realized gain	—	(0.88)	(0.50)
Tax return of capital	(1.52)	(0.49)	—

Total dividends and distributions	(1.82)	(1.67)	(0.60)

Offering costs resulting from the issuance of shares	—	—	(0.02)

Net asset value, end of period	$10.92	$10.41	$20.12

Market price, end of period	$10.92	$9.09	$17.76

Total Investment Return[3]
Based on net asset value	26.28%	(41.76)%	8.93%[4]

Based on market price	44.62%	(42.39)%	(8.17)%[4]

Ratios to Average Net Assets
Total expenses	1.12%	1.11%	1.07%[5]

Total expenses after fees waived	1.12%	1.11%	1.07%[5]

Net investment income	2.68%	2.34%	1.75%[5]

Supplemental Data
Net assets, end of period (000)	$1,178,647	$1,106,516	$2,138,523

Portfolio turnover	198%	123%	46%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	79

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

				Period September 29, 2006[1] through October 31, 2006
	Year Ended October 31,

	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.44	$20.79	$15.33	$14.33 [2]

Net investment income	0.08	0.20	0.20	0.04
Net realized and unrealized gain (loss)	3.30	(10.16)	6.35	0.98

Net increase (decrease) from investment operations	3.38	(9.96)	6.55	1.02

Dividends and distributions from:
Net investment income	(0.11)	(0.17)	(0.29)	—
Net realized gain	—	(1.22)	(0.80)	—
Tax return of capital	(0.98)	—	—	—

Total dividends and distributions	(1.09)	(1.39)	(1.09)	—

Offering costs resulting from the issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$11.73	$9.44	$20.79	$15.33

Market price, end of period	$11.45	$7.74	$17.59	$15.00

Total Investment Return[3]

Based on net asset value	40.96%	(50.14)%	45.34%	6.98%[4]

Based on market price	67.81%	(51.69)%	25.67%	—%[4]

Ratios to Average Net Assets

Total expenses	1.32%	1.29%	1.21%	1.42%[5]

Total expenses after fees waived and paid indirectly	1.12%	1.09%	1.08%	1.22%[5]

Net investment income	0.68%	1.14%	1.37%	2.63%[5]

Supplemental Data

Net assets, end of period (000)	$664,928	$535,257	$1,179,087	$820,283

Portfolio turnover	58%	29%	61%	—%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

80	ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$12.38	$21.00	$18.55	$15.98	$15.29

Net investment income	0.36	0.50	0.46	0.39	0.56
Net realized and unrealized gain (loss)	1.43	(8.22)	2.90	3.22	0.88

Net increase (decrease) from investment operations	1.79	(7.72)	3.36	3.61	1.44

Dividends and distributions from:
Net investment income	(0.39)	(0.52)	(0.44)	(0.49)	(0.37)
Net realized gain	(0.33)	—	(0.40)	(0.55)	(0.38)
Tax return of capital	(0.07)	(0.38)	(0.07)	0.00 [1]	—

Total dividends and distributions	(0.79)	(0.90)	(0.91)	(1.04)	(0.75)

Net asset value, end of year	$13.38	$12.38	$21.00	$18.55	$15.98

Market price, end of year	$11.54	$10.50	$18.07	$16.36	$14.54

Total Investment Return[2]

Based on net asset value	17.64%	(37.53)%	19.10%	24.34%	10.08%

Based on market price	19.63%	(38.42)%	16.20%	20.52%	10.97%

Ratios to Average Net Assets

Total expenses	1.17%	0.96%	1.20%	1.13%	1.14%

Total expenses after fees waived	1.16%	0.96%	1.20%	1.13%	1.14%

Net investment income	3.39%	3.11%	2.45%	2.45%	3.35%

Supplemental Data

Net assets, end of year (000)	$80,716	$74,716	$126,706	$111,925	$96,402

Portfolio turnover	64%	10%	12%	10%	38%

[1]	Amounted to less than $0.01 per share outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2009	81

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Dividend AchieversTM Trust (“BDV”), BlackRock Enhanced Dividend AchieversTM Trust (“BDJ”), BlackRock Strategic Dividend AchieversTM Trust (“BDT”), BlackRock EcoSolutions Investment Trust (“BQR”), BlackRock Energy and Resources Trust (“BGR”) (formerly known as BlackRock Global Energy and Resources Trust), BlackRock Global Opportunities Equity Trust (“BOE”), BlackRock Health Sciences Trust (“BME”), BlackRock International Growth and Income Trust (“BGY”), BlackRock Real Asset Equity Trust (“BCF”) and BlackRock S&P Quality Rankings Global Equity Managed Trust (“BQY”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except BQR, BGR, BME, BGY and BCF, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BQR, BGR, BME, BGY and BCF are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset values of their shares on a daily basis.

BOE Reorganization: The Board of Trustees (the “Board”) and the shareholders of each of BlackRock Global Equity Income Trust (“BFD”), BlackRock World Investment Trust (“BWC”) (the “Target Trusts”) and BOE approved the reorganization of each Target Trust into BOE (the “Reorganizations”). The Reorganizations were tax-free events and were effective as of the opening for business of the New York Stock Exchange (“NYSE”) on July 27, 2009.

Target Trusts	Acquiring Trust

BFD	BOE
BWC	BOE

Under the agreement and plan of reorganization between each Target Trust and BOE, the shares of each Target Trust (“Target Trust Shares”) were exchanged for BOE shares. The conversion ratios for Target Trust Shares were as follows:

BFD/BOE	0.55125638
BWC/BOE	0.59681881

The net assets of BOE before and after the Reorganizations and BOE shares issued and Target Trust Shares redeemed in connection with the Reorganizations were as follows:

Acquiring Trust	Net Assets After the Reorganizations	Net Assets Prior to the Reorganizations	Shares Issued	Target Trusts Shares Redeemed

BOE	$1,256,641,195	$231,537,574	55,935,668	97,158,060

Included in the net assets acquired by BOE were the following components:

Target Trusts	Paid-In Capital	Distributions in Excess of Net Investment Income	Realized Loss	Net Unrealized Appreciation (Depreciation)	Net Assets

BFD	$707,107,343	$(46,391)	$(277,649,990)	$ 25,155,884	$454,566,846

BWC	$702,754,061	$(60,604)	$(105,511,570)	$ (26,645,112)	$570,536,775

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Trusts value their investments in the BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service or through brokers using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of each Trust are determined as of such times. Occasionally, events affecting the values of such

82	ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

instruments may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Trust either delivers collateral or segregates assets in connection with certain investments (e.g., swaps, written options or foreign currency exchange contracts), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Securities Lending: The Trusts may lend securities to financial institutions that provide cash as collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts and any additional required collateral is delivered to the Trusts on the next business day. The Trusts typically receive income on the loaned securities but do not receive the income on the collateral. The Trusts may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trusts may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trusts could experience delays and costs in gaining access to the collateral. The Trusts also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Trusts file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for the year ended October 31, 2009 and the preceding three taxable years of the respective Trust, if applicable. The statute of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Trusts’ financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2009, BGY and BQY recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance incurs fees charged by the custodian which are included in custodian on the Statements of Operations.

Dividend Achievers Universe: BDV, BDJ and BDT have been granted a revocable license by Mergent®, Inc. (“Mergent”) to use the Dividend AchieversTM universe of common stocks. If Mergent revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective

ANNUAL REPORT	OCTOBER 31, 2009	83

Notes to Financial Statements (continued)

during the period in which it implements these replacement investment policies or strategies. ‘‘Mergent’’ and ‘‘Dividend AchieversTM’’ are trademarks of Mergent and have been licensed for use by BDV, BDJ, and BDT. The products are not sponsored, endorsed, sold or promoted by Mergent and Mergent makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown in the Statements of Operations as licensing.

S&P Quality Rankings: BQY has been granted a license by Standard & Poor’s® (“S&P”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment policies. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s,” “S&P,” “Standard & Poor’s Earnings and Dividend Rankings,” “S&P Earnings and Dividend Rankings,” “Standard & Poor’s Quality Rankings,” “Standard & Poor’s International Quality Rankings,” “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s. The Trust is required to pay a quarterly licensing fee, which is shown in the Statements of Operations as licensing.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover the Trusts’ deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income - affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Trusts may engage in various portfolio investment strategies both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as equity risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Trusts may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Trust and each of its counterparties. The ISDA Master Agreement allows each Trust to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Trusts from their counter-parties are not fully collateralized contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Trusts’ maximum risk of loss from counterparty credit risk on over-the counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Trusts. For over-the-counter purchased options, the Trusts bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Trusts do not give rise to counterparty credit risk, as written options obligate the Trusts to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event a Trust’s net assets decline by a stated percentage or a Trust fails to meet the terms of its ISDA Master Agreements, which would cause the Trust to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Foreign Currency Exchange Contracts: Certain Trusts may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Trust, help to manage the overall exposure to the currency backing some of the investments held by a Trust. The contract is marked-to-market daily and the change in market value is recorded by a Trust as an unrealized gain or loss. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a currency relative to the US dollar.

Options: Certain Trusts may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk). A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at

84	ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

any time or at a specified time during the option period. When a Trust purchases (writes) an option, an amount equal to the premium paid (received) by a Trust is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Trust enters into a closing transaction), a Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Trust writes a call option, such option is “covered,” meaning that a Trust holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Trust writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Trust bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Trust purchasing or selling a security at a price different from the current market value. The Trusts may execute transactions in both listed and over-the-counter options.

Swaps: The Trusts may enter into swap agreements, in which a Trust and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — The Trusts may enter into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

Derivative Instruments Categorized by Risk Exposure:

Value of Derivative Instruments as of October 31, 2009*

Asset Derivatives

	Statements of
	Assets and
	Liabilities
	Location	BQR	BGR	BOE	BME	BGY	BCF	BQY

	Unrealized
	appreciation on
Foreign currency	foreign currency
exchange contracts	exchange contracts	$1,373	—	$34,870	$7	$409,807	$45	$39

	Investments at
Equity contracts	value—unaffiliated	—	$24,750	646	3,950	—	—	—

Total		$1,373	$24,750	$35,516	$3,957	$409,807	$45	$39

Liability Derivatives

	Statements of
	Assets and
	Liabilities
	Location	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Equity contracts	Options written
	at value	$1,872,150	$5,853,963	$844,698	$1,281,659	$11,946,912	$19,824,302	$2,026,081	$15,277,134	$7,661,860	$275,477

	Unrealized
	depreciation on
Foreign currency	foreign currency
exchange contracts	exchange contracts	—	—	—	7,746	—	41,198	—	143,831	—	5,192

Total		$1,872,150	$5,853,963	$844,698	$1,289,405	$11,946,912	$19,865,500	$2,026,081	$15,420,965	$7,661,860	$280,669

* For open derivative instruments as of October 31, 2009, see the Schedule of Investments, which is also indicative of activity for the year ended October 31, 2009. For BDV, BDT and BQY, the Trusts recently implemented an option writing (selling) strategy. The activity shown is consistent with what would be reported for a full year.

ANNUAL REPORT	OCTOBER 31, 2009	85

Notes to Financial Statements (continued)

The Effect of Derivative Instruments on the Statements of Operations Year Ended October 31, 2009

Net Realized Gain (Loss) from

	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Foreign currency exchange contracts:
Foreign currency transactions	—	—	—	$16,770	$63,691	$(1,145,358)	$5,048	$(667,857)	$168,921	$62,381

Equity contracts:
Options**	$7,866,512	$41,020,222	$4,408,000	5,407,273	44,114,069	13,518,722	7,984,672	83,048,144	34,388,012	847,390
Swaps	—	—	—	—	—	—	—	299,729	—	—

Total	$7,866,512	$41,020,222	$4,408,000	$5,424,043	$44,177,760	$12,373,364	$7,989,720	$82,680,016	$34,556,933	$909,771

Net Change in Unrealized Appreciation/Depreciation on

	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Foreign currency exchange contracts:
Foreign currency transactions	—	—	—	$23,260	$(6,677)	$115,876	$2,509	$(66,786)	$9,901	$(9,624)

Equity contracts:
Options**	$962,816	$(2,054,385)	$900,504	(447,498)	(27,735,389)	3,916,911	(1,176,523)	8,482,530	(14,347,609)	190,249

Total	$962,816	$(2,054,385)	$900,504	$(424,238)	$(27,742,066)	$4,032,787	$(1,174,014)	$8,415,744	$(14,337,708)	$180,625

** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Trusts under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trusts. For such services, the Trusts pay the Manager a monthly fee at the following annual rates of the average weekly value of each Trust’s net assets: 0.65% for BDV, 1.00% for BDJ, 0.75% for BDT, 1.20% for BQR, 1.20% for BGR, 1.00% for BOE, 1.00% for BME, 1.00% for BGY, 1.20% for BCF and 0.75% for BQY. The Manager has voluntarily agreed to waive a portion of the investment advisory fees on BGR and BCF as a percentage of their average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for BGR and 2006 through 2011 for BCF), 0.15% in 2010 for BGR and in 2012 for BCF, 0.10% in 2011 for BGR and in 2013 for BCF and 0.05% in 2012 for BGR and in 2014 for BCF.

The Manager has entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. for BDV, BDJ, BDT and BQY, State Street Research & Management Company for BGR and BlackRock Investment Management, LLC (“BIM”), BlackRock Capital Management, Inc. for BGY and BCF and BlackRock International Limited for BQR and BCF, each an affiliate of the Manager. The Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Manager.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, for the period November 1, 2008 to December 31, 2008 (after which time Merrill Lynch was no longer considered an affiliate), earned commissions on transactions of securities as follows:

BDV	$1,900
BDJ	$3,021
BDT	$1,370
BQR	$583
BGR	$2,015
BOE	$5,585
BME	$8,619
BGY	$695
BCF	$1,689

The Trusts have received an exemptive order from the SEC permitting them to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trusts have retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Trusts, invest cash collateral received by the Trusts for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Trusts on such investments is shown as securities lending - affiliated in the Statements of Operations. For the year ended October 31, 2009, BIM received $66,834 in securities lending agent fees.

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock, Inc. or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

86	ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

4. Investments:

Purchases and sales of investment securities, excluding short-term securities for the year ended October 31, 2009, were as follows:

	Purchases	Sales

BDV	$262,011,922	$268,962,957
BDJ	$658,171,239	$645,427,835
BDT	$164,872,133	$164,004,504
BQR	$71,611,087	$75,391,077
BGR	$357,588,741	$360,359,234
BOE	$1,593,411,055	$1,551,536,480
BME	$299,848,009	$273,465,061
BGY	$2,038,269,974	$2,069,779,201
BCF	$299,418,329	$341,222,229
BQY	$45,250,804	$45,487,226

Transactions in options written for the year ended October 31, 2009 were as follows:

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

BDV
Options outstanding at beginning of year	—	—	—	—
Options written	5,063,122	$17,114,386	3,096	$868,497
Options expired	(1,940,719)	(6,468,329)	(40)	(960)
Options closed	(1,092,451)	(3,614,967)	(3,056)	(867,537)
Options exercised	(1,049,447)	(4,196,124)	—	—

Options outstanding at end of year	980,505	$2,834,966	—	$—

BDJ
Options outstanding at beginning of year	2,302,738	$11,580,993	—	—
Options written	16,804,436	59,476,775	3,549	$1,007,519
Options expired	(8,259,582)	(36,479,687)	—	—
Options closed	(3,334,255)	(10,978,610)	(3,549)	(1,007,519)
Options exercised	(4,440,180)	(15,135,861)	—	—

Options outstanding at end of year	3,073,157	$8,463,610	—	$—

BDT
Options outstanding at beginning of year	—	—
Options written	5,749,613	$10,332,317
Options expired	(2,123,952)	(3,932,159)
Options closed	(1,232,088)	(2,026,782)
Options exercised	(1,370,678)	(2,628,174)

Options outstanding at end of year	1,022,895	$1,745,202

BQR
Options outstanding at beginning of year	991,747	$1,793,449	30,243	$42,102
Options written	48,624,343	12,686,048	440	49,119
Options expired	(15,608,550)	(6,939,726)	(420)	(47,520)
Options closed	(11,130,610)	(3,069,388)	—	—
Options exercised	(12,531,509)	(2,599,139)	(30,263)	(43,701)

Options outstanding at end of year	10,345,421	$1,871,244	—	$—

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

BGR
Options outstanding at beginning of year	2,819,111	$29,384,101	2,750	$690,995
Options written	9,028,826	40,305,765	474,550	2,926,014
Options expired	(5,369,144)	(42,754,000)	(202,200)	(1,251,031)
Options closed	(1,719,311)	(8,939,188)	(5,105)	(1,054,692)
Options exercised	(1,095,900)	(6,440,001)	(87,645)	(975,160)

Options outstanding at end of year	3,663,582	$11,556,677	182,350	$336,126

BOE
Options outstanding at beginning of year	5,903,329	$8,394,632	145	$59,055
Options written	138,949,400	88,294,396	1,779,733	4,764,449
Options expired	(27,366,338)	(20,712,500)	(1,103,432)	(1,579,131)
Options closed	(50,040,593)	(30,301,099)	(283,837)	(2,306,643)
Options exercised	(20,534,811)	(15,637,910)	(208,676)	(585,026)

Options outstanding at end of year	46,910,987	$30,037,519	183,933	$352,704

BME
Options outstanding at beginning of year	111,442	$2,513,406	154,677	$3,039,139
Options written	1,557,039	10,878,232	12,742	1,314,498
Options expired	(466,789)	(5,665,655)	(6,500)	(576,823)
Options closed	(344,299)	(3,709,886)	(94,958)	(1,042,489)
Options exercised	(128,420)	(1,664,659)	(65,231)	(2,651,370)

Options outstanding at end of year	728,973	$2,351,438	730	$82,955

BGY
Options outstanding at beginning of year	48,073,175	$19,940,508	—	—
Options written	428,161,805	177,200,935	7,375,943	$12,865,939
Options expired	(185,452,612)	(89,353,312)	(5,146,680)	(6,154,569)
Options closed	(90,298,127)	(35,067,237)	(710,333)	(3,977,853)
Options exercised	(135,622,171)	(47,063,630)	(1,517,680)	(2,644,082)

Options outstanding at end of year	64,862,070	$25,657,264	1,250	$89,435

BCF
Options outstanding at beginning of year	7,954,427	$19,707,535	15,650	$320,858
Options written	51,658,880	50,579,539	181,582	4,287,740
Options expired	(25,182,272)	(38,513,011)	(132,208)	(2,947,374)
Options closed	(7,185,597)	(9,952,699)	(44,963)	(777,680)
Options exercised	(16,326,093)	(11,276,438)	(19,386)	(772,022)

Options outstanding at end of year	10,919,345	$10,544,926	675	$111,522

BQY
Options outstanding at beginning of year	—	—
Options written	3,009,352	$2,283,005
Options expired	(1,342,168)	(814,378)
Options closed	(446,072)	(390,677)
Options exercised	(708,223)	(612,224)

Options outstanding at end of year	512,889	$465,726

ANNUAL REPORT	OCTOBER 31, 2009	87

Notes to Financial Statements (continued)

As of October 31, 2009, the value of portfolio securities subject to covered call options written were as follows:

Value

BDV	$98,415,141
BDJ	$307,384,988
BDT	$51,255,948
BQR	$49,945,250
BGR	$230,515,477
BOE	$721,985,948
BME	$62,287,553
BGY	$663,778,150
BCF	$232,507,711
BQY	$17,159,840

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2009 attributable to the accounting for swap agreements, foreign currency transactions, the sale of stock of passive foreign investment companies, income recognized from pass-thru entities, limitations on the utilization of capital loss carryforwards and the accounting for Real Estate Investment Trusts were reclassified to the following accounts:

	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Paid-in capital	—	—	—	—	—	$(90,599,853)	$—	—	—	—
Undistributed (distributions in excess of) net investment income	$(207,814)	$(168,588)	$(967,037)	$(109,883)	$1,789,392	$(164,791)	$31,448	$1,850,663	$1,064,800	$(214,532)
Accumulated net realized gain (loss)	$207,814	$168,588	$967,037	$109,883	$(1,789,392)	$90,764,644	$(31,448)	$(1,850,663)	$(1,064,800)	$214,532

The tax character of distributions paid during the fiscal years ended October 31, 2009 and October 31, 2008, was as follows:

	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Ordinary Income
10/31/2009	$16,244,237	$17,467,300	$8,355,545	$1,808,447	$19,459,420	$5,179,012	$4,872,648	$32,190,952	$6,325,350	$3,102,756
10/31/2008	$23,269,463	$36,568,327	$10,691,257	$18,811,142	$28,642,573	$21,251,376	$6,224,792	$125,205,182	$58,332,922	$3,107,404

Long-Term Capital Gains
10/31/2009	—	—	—	—	—	—	$3,777,435	—	—	$1,209,711
10/31/2008	—	—	—	—	$73,767,114	$17,166,943	$9,505,920	—	$20,185,014	—

Tax Return of Capital
10/31/2009	$19,192,668	$63,684,763	$9,134,673	$15,909,385	$28,761,852	$55,376,808	$4,321,847	$161,725,283	$55,327,618	$438,543
10/31/2008	$25,797,022	$41,626,799	$13,525,968	—	—	$305,125	—	$52,187,938	—	$2,322,321

Total Distributions
10/31/2009	$35,436,905	$81,152,063	$17,490,218	$17,717,832	$48,221,272	$60,555,820	$12,971,930	$193,916,235	$61,652,968	$4,751,010

10/31/2008	$49,066,485	$78,195,126	$24,217,225	$18,811,142	$102,409,687	$38,723,444	$15,730,712	$177,393,120	$78,517,936	$5,429,725

As of October 31, 2009 the tax components of accumulated earnings (losses) were as follows:

	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Capital loss carryforwards	$(174,562,963)	$(226,035,968)	$(60,776,495)	$(21,140,114)	—	$(307,378,988)	—	$(525,935,486)	$(35,164,443)	—
Net unrealized gains (losses)*	(23,158,604)	(99,171,963)	(28,412,018)	(62,794,335)	$27,985,896	20,099,363	$15,766,896	(128,024,275)	(55,652,301)	$(2,235,364)

Total	$(197,721,567)	$(325,207,931)	$(89,188,513)	$(83,934,449)	$27,985,896	$(287,279,625)	$15,766,896	$(653,959,761)	$(90,816,744)	$(2,235,364)

*

The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the timing and recognition of partnership income, investments in passive foreign investment companies, the deferral of compensation to trustees, the treatment of certain security lending transactions and the accounting for Real Estate Investment Trusts.

As of October 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,	BDV	BDJ	BDT	BQR	BOE	BGY	BCF

2015	—	—	—	—	$67,573,002	—	—
2016	$52,785,280	$29,702,025	$9,636,519	—	188,242,686	—	—
2017	121,777,683	196,333,943	51,139,976	$21,140,114	51,563,300	$525,935,486	$35,164,443

Total	$174,562,963	$226,035,968	$60,776,495	$21,140,114	$307,378,988	$525,935,486	$35,164,443

88	ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (concluded)

6. Concentration, Market and Credit Risk:

BOE, BGY and BQY invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When such Trusts concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statement of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts listed below invest a significant portion of their assets in securities in the following sectors:

Financials	BDV, BDJ, BDT
Materials	BQR, BCF
Utilities	BQR
Energy	BGR, BCF
Health Care	BME

Changes in economic conditions affecting these sectors would have a greater impact on these Trusts, and could affect the value, income and/or liquidity of positions in such securities.

As of October 31, 2009, the Trusts listed below had the following industry classifications:

Industry	BOE	BGY	BQY

Oil, Gas & Consumable Fuels	11%	12%	14%
Commercial Banks	10	16	14
Pharmaceuticals	7	4	8
Insurance	6	5	4
Metals & Mining	5	9	2
Food Products	5	3	1
Diversified Telecommunication	2	4	5
Other*	54	47	52

*	All other industries held were each less than 5% of long-term investments.

7. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At October 31, 2009, the shares owned by an affiliate of the Manager of the Trusts were as follows:

Common Shares Owned

BDV	8,028
BDJ	8,028
BDT	8,028
BQR	6,964
BGR	4,817
BOE	12,927
BME	4,817
BGY	6,178
BCF	8,028
BQY	8,028

Shares issued and outstanding during the year ended October 31, 2009 and the year ended October 31, 2008 increased by the following amounts as a result of dividend reinvestments:

	Year Ended October 31, 2009	Year Ended October 31, 2008

BDJ	550,993	—
BQR	267,360	—
BOE	—	99,860
BGY	1,637,894	—

Shares issued and outstanding remained constant for BDV, BDT, BGR, BME, BCF and BQY for the years ended October 31, 2009 and October 31, 2008.

For the year ended October 31, 2009, shares issued and outstanding for BOE increased 55,935,668 as a result of a reorganization as discussed in Note 1 “BOE Reorganization”.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through December 24, 2009, the date the financial statements were issued.

Subsequent to October 31, 2009, the Board declared distributions per common share as follows:

				Distribution per Common Share
	Ex-Date	Record Date	Payable Date

BDV	12/18/09	12/22/09	12/31/09	$0.162500
BDJ	12/18/09	12/22/09	12/31/09	$0.245000
BDT	12/18/09	12/22/09	12/31/09	$0.162500
BQR	12/18/09	12/22/09	12/31/09	$0.300000
BGR	12/18/09	12/22/09	12/31/09	$0.405000
BOE	11/10/09	11/13/09	11/30/09	$0.568750
BME	12/18/09	12/22/09	12/31/09	$0.384375
BGY	12/18/09	12/22/09	12/31/09	$0.455100
BCF	12/18/09	12/22/09	12/31/09	$0.271800
BQY	11/10/09	11/13/09	11/30/09	$0.187500

ANNUAL REPORT	OCTOBER 31, 2009	89

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
BlackRock Dividend AchieversTM Trust
BlackRock Enhanced Dividend AchieversTM Trust
BlackRock Strategic Dividend AchieversTM Trust
BlackRock EcoSolutions Investment Trust
BlackRock Energy and Resources Trust
BlackRock Global Opportunities Equity Trust
BlackRock Health Sciences Trust
BlackRock International Growth and Income Trust
BlackRock Real Asset Equity Trust
BlackRock S&P Quality Rankings Global Equity Managed Trust
(Collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the schedules of investments, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2009, the results of their operations for the period then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 24, 2009

90	ANNUAL REPORT	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (each, a “Board” and, collectively, the “Boards,” and the members of which are referred to as “Board Members”) of each of BlackRock Dividend AchieversTM Trust (“BDV”), BlackRock Enhanced Dividend AchieversTM Trust (“BDJ”), BlackRock Strategic Dividend AchieversTM Trust (“BDT”), BlackRock EcoSolutions Investment Trust (“BQR”), BlackRock Energy and Resources Trust (“BGR”), BlackRock Global Opportunities Equity Trust (“BOE”), BlackRock Health Sciences Trust (“BME”), BlackRock International Growth and Income Trust (“BGY”), BlackRock Real Asset Equity Trust (“BCF”) and BlackRock S&P Quality Rankings Global Equity Managed Trust (“BQY,” and together with BDV, BDJ, BDT, BQR, BGR, BOE, BME, BGY and BCF, each a “Fund,” and, collectively, the “Funds”) met on April 14, 2009 and May 28-29, 2009 to consider the approval of its respective Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board of each of BDV, BDJ, BDT, BQR, BGR, BGY, BCF and BQY also considered the approval of a sub-advisory agreement (each, a “Sub-Advisory Agreement”) between its respective Fund, the Manager and one of the following sub-advisors, as the case may be: BlackRock Financial Management, Inc.; State Street Research & Management Company; BlackRock Investment Management, LLC; BlackRock International Limited; and BlackRock Capital Management, Inc. (each, a “Sub-Advisor”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” Unless otherwise indicated, references to actions taken by the “Board” or the “Boards” shall mean each Board acting independently with respect to its respective Fund.

Activities and Composition of the Boards

Each Board consists of twelve individuals, ten of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members of each Fund are responsible for the oversight of the operations of such Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by an Independent Board Member.

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to its respective Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory and other amounts paid to BlackRock and its affiliates by the Funds for services such as call center and fund accounting; (c) the Funds’ operating expenses; (d) the resources devoted to, and compliance reports relating to, the Funds’ investment objectives, policies and restrictions; (e) the Funds’ compliance with their Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 14, 2009 meeting, each Board requested and received materials specifically relating to the Agreements. Each Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and open-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 14, 2009, each Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 14, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 28-29, 2009 Board meeting.

At an in-person meeting held on May 28-29, 2009, each Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and such Fund and the Sub-Advisory Agreement between such Fund, the Manager and such Fund’s Sub-Advisor, as applicable, each for a one-year term ending

ANNUAL REPORT	OCTOBER 31, 2009	91

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

June 30, 2010. The Boards considered all factors they believed relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Funds and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Funds; (d) economies of scale; and (e) other factors.

Each Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of its respective Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with such Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.   Nature, Extent and Quality of the Services

Each Board, including its Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of its respective Fund. Throughout the year, each Board compared its respective Fund’s performance to the performance of a comparable group of closed-end funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by its respective Fund’s portfolio management team discussing such Fund’s performance and such Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and its respective Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to its respective Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, each Board considered the quality of the administrative and non-investment advisory services provided to its respective Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Funds; (iii) assisting with daily accounting and pricing; (iv) preparing periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.   The Investment Performance of the Funds and BlackRock

Each Board, including its Independent Board Members, also reviewed and considered the performance history of its respective Fund. In preparation for the April 14, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, each Board received and reviewed information regarding the investment performance of its respective Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Fund’s applicable Lipper category. Each Board was provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of its respective Fund throughout the year.

The Board of each of BOE and BQY noted that, in general, BOE and BQY performed better than their respective Peers in that the performance of each of BOE and BQY was at or above the median of their respective Lipper performance universe in two of the one-year, three-year and since inception periods reported.

The Board of each of BDV, BME, and BDT noted that, in general, BDV, BME, and BDT performed better than their respective Peers in that the performance of each of BDV, BME, and BDT was at or above the median of their respective Lipper performance universe in each of the one-year, three-year and since inception periods reported.

The Board of BQR noted that BQR performed below the median of its Lipper performance universe in the one-year and since inception periods reported. The Board of BQR and BlackRock reviewed the reasons for BQR’s underperformance during these periods compared with its Peers. The Board of BQR was informed that, among other things, all three sectors in which BQR primarily invests struggled. The Board of BQR was also informed that BQR’s peer group includes many different single sector funds, including more defensive areas which could considerably outperform in the current market environment.

The Board of BGR noted that BGR performed below the median of its Lipper performance universe in the one-year, three-year and since inception periods reported. The Board of BGR and BlackRock reviewed the reasons for BGR’s

92	ANNUAL REPORT	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

underperformance during these periods compared with its Peers. The Board of BGR was informed that, among other things, a lack of exposure to refining and marketing and gas utility stocks detracted from performance.

The Board of BDJ noted that BDJ performed below the median of its Lipper performance universe in the three-year and since inception periods reported and BDJ performed above the median of its Lipper performance universe in the one-year period reported. The Board of BDJ and BlackRock reviewed the reasons for BDJ’s underperformance during these periods compared with its Peers. The Board of BDJ was informed that, among other things, BDJ’s position in high yielding stocks significantly underperformed stocks with lower yield and no yield and the drive for yield in the portfolio resulted in a relatively sizable exposure to financial stocks, which have been one of the weakest performing sectors.

The Board of BGY noted that BGY performed below the median of its Lipper performance universe in the one-year and since inception periods reported. The Board of BGY and BlackRock reviewed the reasons for BGY’s underperformance during these periods compared with its Peers. The Board of BGY was informed that, among other things, BGY invests primarily in non-US companies, which detracted from performance relative to its Peers, which invest primarily in US stocks.

The Board of BCF noted that BCF performed below the median of its Lipper performance universe in the one-year and since inception periods reported. The Board of BCF and BlackRock reviewed the reasons for BCF’s underperformance during these periods compared with its Peers. The Board of BCF was informed that, among other things, all major areas of BCF’s exposure, including Energy, Materials and Mining, posted significant declines over the course of the year. The Board of BCF was also informed that BCF’s peer group includes many different single sector funds

For BQR, BGR, BDJ, BGY and BCF, the Board of each respective Fund and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each such Fund’s performance.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including its Independent Board Members, reviewed its respective Fund’s contractual advisory fee rates compared with the other funds in its respective Lipper category. Each Board also compared its respective Fund’s total expenses, as well as actual management fees, to those of other comparable funds. Each Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s overall operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising closed-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third-party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Board of each of BDV, BGR, BDJ, BOE, BME, BGY, BCF, BQY and BDT noted that its respective Fund paid contractual management fees, which do not take into account any expense reimbursement or fee waivers, lower than or equal to the median contractual management fees paid by such Fund’s Peers.

The Board of BQR noted that although BQR paid contractual management fees higher than the median of its Peers, its actual management fees were lower than or equal to the median of its Peers.

D.   Economies of Scale

Each Board, including its Independent Board Members, considered the extent to which economies of scale might be realized as the assets of its respective Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable such Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of such Fund. The Boards considered that the funds in the BlackRock fund complex share some

ANNUAL REPORT	OCTOBER 31, 2009	93

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards noted that only one closed-end fund in the Fund Complex has breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure.

E.   Other Factors

The Boards also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their relationship with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative and distribution services. The Boards also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock, which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

Each Board, including its Independent Board Members, unanimously approved the continuation of the Advisory Agreement between its respective Fund and the Manager for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between such Fund, the Manager and such Fund’s Sub-Advisor, as applicable, for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, each Board, including its Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of its respective Fund and its shareholders. In arriving at a decision to approve the Agreements, each Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflects the results of several years of review by such Fund’s Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Automatic Dividend Reinvestment Plans

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled, to have all distributions of dividends and capital gains reinvested by The Bank of New York Mellon (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $0.02 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035; or by calling 1-866-216-0242.

94	ANNUAL REPORT	OCTOBER 31, 2009

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable period ended October 31, 2009.

	Payable Date	Long-term Capital Gains	Non-Taxable Return of Capital	Qualifying Dividend Income for Individuals†	Dividends Qualifying for the Dividends Received Deduction for Corporations†	Short-Term Capital Gain Dividends for Non-U.S. Residents††	Foreign Source Income	Foreign Taxes Paid*

BDV	12/31/08	—	—	100%	100%	—	—	—
	03/31/09 - 9/30/09	—	72.21%	27.79%	27.79%	—	—	—

BDJ	12/31/08	—	—	36.25%	36.25%	—	—	—
	03/31/09 - 9/30/09	—	100%	—	—	—	—	—

BDT	12/31/08	—	—	100%	100%	—	—	—
	03/31/09 - 9/30/09	—	69.64%	30.36%	30.36%	—	—	—

BQR	12/31/08	—	—	12.86%	4.11%	21.95%	0.54%	0.28%
	3/31/09 - 9/30/09	—	100%	—	—	—	—	—

BGR	12/31/08	—	—	51.87%	18.84%	—	—	—
	3/31/09 - 9/30/09	—	79.53%	20.47%	19.18%	15.40%	—	—

BOE	11/28/08	—	—	19.86%	8.83%	—	—	—
	2/27/09 - 8/31/09	—	100%	—	—	—	—	—

BME	12/31/08	89.56%	—	5.45%	4.92%	7.43%	—	—
	3/31/09 - 9/30/09	—	49.37%	24.22%	6.67%	41.24%	—	—

BGY	12/31/08	—	—	16.55%	—	—	21.10%	0.71%
	3/31/09 - 9/30/09	—	100%	—	—	—	—	—

BCF	12/31/08	—	—	31.98%	20.07%	7.56%	—	—
	3/31/09 - 9/30/09	—	100%	—	—	—	—	—

BQY	11/28/08	—	—	100.00%	54.11%	—	—	—
	2/27/09	—	12.92%	61.75%	26.04%	33.58%	61.97%	5.97%
	5/29/09	19.86%	12.92%	61.75%	26.04%	33.58%	61.97%	5.97%
	8/31/09	87.08%	12.92%	—	—	—	—	—

†	The Trusts hereby designate the percentages indicated above to the maximum amount allowable by law.
††	Represents the portion of the dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
*

The foreign taxes paid represent taxes incurred by the fund on dividends received from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

ANNUAL REPORT	OCTOBER 31, 2009	95

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees[1]

Richard E. Cavanagh 40 East 52nd Street New York, NY 10022 1946	Chairman of the Board and Trustee	Since 2003

Trustee, Aircraft Finance Trust since 1999; Director, The Guardian Life Insurance Company of America since 1998; Trustee, Educational Testing Service since 1997; Senior Advisor, The Fremont Group since 2008 and Director thereof since 1996; Adjunct Lecturer, Harvard University since 2007; President and Chief Executive Officer of The Conference Board, Inc. (global business research organization) from 1995 to 2007.

				102 RICs consisting of 100 Portfolios	Arch Chemical (chemical and allied products)

Karen P. Robards 40 East 52nd Street New York, NY 10022 1950	Vice Chair of the Board, Chair of the Audit Committee and Trustee	Since 2007

Partner of Robards & Company, LLC, (financial advisory firm) since 1987; Co-founder and Director of the Cooke Center for Learning and Development, (a not-for-profit organization) since 1987; Director of Enable Medical Corp. from 1996 to 2005.

				102 RICs consisting of 100 Portfolios	AtriCure, Inc. (medical devices); Care Investment Trust, Inc. (health care real estate investment trust)

G. Nicholas Beckwith, III 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Chairman and Chief Executive Officer, Arch Street Management, LLC (Beckwith Family Foundation) and various Beckwith property companies since 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation since 1977; Board of Directors, Beckwith Institute for Innovation In Patient Care since 1991; Member, Advisory Council on Biology and Medicine, Brown University since 2002; Trustee, Claude Worthington Benedum Foundation (charitable foundation) since 1989; Board of Trustees, Chatham University since 1981; Board of Trustees, University of Pittsburgh since 2002; Emeritus Trustee, Shady Side Academy since 1977; Chairman and Manager, Penn West Industrial Trucks LLC (sales, rental and servicing of material handling equipment) from 2005 to 2007; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (sales, rental and servicing of construction and equipment) from 1985 to 2005; Board of Directors, National Retail Properties (REIT) from 2006 to 2007.

				102 RICs consisting of 100 Portfolios	None

Kent Dixon 40 East 52nd Street New York, NY 10022 1937	Trustee And Member of the Audit Committee	Since 2003	Consultant/Investor since 1988.	102 RICs consisting of 100 Portfolios	None

Frank J. Fabozzi 40 East 52nd Street New York, NY 10022 1948	Trustee and Member of the Audit Committee	Since 2003

Consultant/Editor of The Journal of Portfolio Management since 2006; Professor in the Practice of Finance and Becton Fellow, Yale University, School of Management, since 2006; Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.

				102 RICs consisting of 100 Portfolios	None

96	ANNUAL REPORT	OCTOBER 31, 2009

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees[1]

Kathleen F. Feldstein 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2005

President of Economics Studies, Inc. (private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital from 2000 to 2008 and Trustee Emeritus thereof since 2008; Member of the Board of Partners Community Healthcare, Inc. since 2005; Member of the Corporation of Partners HealthCare since 1995; Trustee, Museum of Fine Arts, Boston since 1992; Member of the Visiting Committee to the Harvard University Art Museum since 2003.

				102 RICs consisting of 100 Portfolios	The McClatchy Company (publishing)

James T. Flynn 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Chief Financial Officer of JP Morgan & Co., Inc. from 1990 to 1995.	102 RICs consisting of 100 Portfolios	None

Jerrold B. Harris 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Trustee, Ursinus College since 2000; Director, Troemner LLC (scientific equipment) since 2000.	102 RICs consisting of 100 Portfolios	BlackRock Kelso Capital Corp.

R. Glenn Hubbard 40 East 52nd Street New York, NY 10022 1958	Trustee	Since 2004

Dean, Columbia Business School since 2004; Columbia faculty member since 1988; Co-Director, Columbia Business School’s Entrepreneurship Program from 1997 to 2004; Visiting Professor, John F. Kennedy School of Government at Harvard University and the Harvard Business School since 1985 and at the University of Chicago since 1994; Chairman, U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.

				102 RICs consisting of 100 Portfolios	ADP (data and information services), KKR Financial Corporation (finance), Duke Realty (real estate), Metropolitan Life Insurance Company (insurance), Information Services Group (media/technology)

W. Carl Kester 40 East 52nd Street New York, NY 10022 1951	Trustee and Member of the Audit Committee	Since 2007

George Fisher Baker Jr. Professor of Business Administration, Harvard Business School; Deputy Dean for Academic Affairs, since 2006; Unit Head, Finance, Harvard Business School, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School, from 1999 to 2005; Member of the faculty of Harvard Business School since 1981; Independent Consultant since 1978.

				102 RICs consisting of 100 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2]

Date shown is the earliest date a person has served for any of Trusts covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas Beckwith, III, 1999; Richard E. Cavanagh, 1994; Kent Dixon, 1988; Frank J. Fabozzi, 1988; Kathleen F. Feldstein, 2005; James T. Flynn, 1996; Jerrold B. Harris, 1999; R. Glenn Hubbard, 2004; W. Carl Kester, 1998 and Karen P. Robards, 1998.

ANNUAL REPORT	OCTOBER 31, 2009	97

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Interested Trustees[1]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.

				171 RICs consisting of 282 Portfolios	None

Henry Gabbay 440 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. since 2007; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				171 RICs consisting of 282 Portfolios	None

Trust Officers[2]

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Brendan Kyne 40 East 52nd Street New York, NY 10022 1977	Vice President	Since 2009

Director of BlackRock, Inc. since 2008; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008; Associate of BlackRock, Inc. from 2002 to 2004.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, LLC from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]

Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trusts based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trusts based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]	Officers of the Trusts serve at the pleasure of the Board.

98	ANNUAL REPORT	OCTOBER 31, 2009

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009, to elect director or trustee nominees of each Trust. The Board is organized into three classes, one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class II Directors/Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi		James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BDV	44,855,545	3,129,562	44,855,545	3,129,562	44,907,856	3,077,251	44,780,114	3,204,993
BDJ	60,841,074	1,775,959	60,841,074	1,775,959	60,828,071	1,788,962	60,789,759	1,827,274
BDT	17,995,601	3,046,607	17,995,601	3,046,607	17,999,435	3,042,773	17,987,838	3,054,370
BQR	11,127,183	162,170	11,127,183	162,170	11,068,804	220,549	11,118,543	170,810
BGR	26,829,767	467,941	26,829,767	467,941	26,835,194	462,514	26,794,901	502,807
BOE	10,404,959	237,502	10,404,959	237,502	10,400,101	242,360	10,373,431	269,030
BME	7,142,002	80,550	7,142,002	80,550	7,153,559	68,993	7,143,379	79,173
BGY	98,129,334	1,899,523	98,129,334	1,899,523	98,077,841	1,951,016	97,931,109	2,097,748
BCF	49,622,317	1,438,033	49,622,317	1,438,033	49,614,530	1,445,820	49,629,218	1,431,132
BQY	4,827,783	374,540	4,827,783	374,540	4,827,594	374,729	4,826,556	375,767

Trust Certification

Certain Trusts are listed for trading on the New York Stock Exchange (“NYSE”) and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial
Management, Inc.[1]
New York, NY 10022

Sub-Advisor
State Street Research &
Management Co.[2]
One Financial Center
Boston, MA 02111

Sub-Advisor
BlackRock Capital
Management, Inc[3]
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC[4]
Plainsboro, NJ 08536

Sub-Advisor
BlackRock International Ltd.[4]
Edinburgh, Scotland
United Kingdom EH38JB

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
BNY Mellon Shareowner
Services
Jersey City, NJ 07310

Accounting Agent
The Bank of New York Mellon
Brooklyn, NY 11217

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
New York, NY 10281

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

1	For BDV, BDJ, BDT and BQY.
2	For BGR.
3	For BGY and BCF.
4	For BQR and BCF.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Trusts retired. The Trusts’ Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Trusts, and Brendan Kyne became Vice President of the Trusts.

ANNUAL REPORT	OCTOBER 31, 2009	99

Additional Information (continued)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

October 31, 2009

	Total Cumulative Distributions for the Fiscal Year					% Breakdown of the Total Cumulative Distributions for the Fiscal Year

	Net Investment Income	Net Realized Capital Gains (Short-Term)	Net Realized Capital Gains (Long-Term)	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains (Short-Term)	Net Realized Capital Gains (Long-Term)	Return of Capital	Total Per Common Share

BDV	$0.285880	$—	$—	$0.364120	$0.650000	44%	0%	0%	56%	100%
BDJ	$0.239158	$—	$—	$0.922717	$1.161875	21%	0%	0%	79%	100%
BDT	$0.318127	$—	$—	$0.331873	$0.650000	49%	0%	0%	51%	100%
BQR	$0.155363	$—	$—	$1.344637	$1.500000	10%	0%	0%	90%	100%
BGR	$0.238114	$0.571800	$—	$0.810086	$1.620000	15%	35%	0%	50%	100%
BOE	$0.060488	$—	$—	$2.214512	$2.275000	3%	0%	0%	97%	100%
BME	$0.052841	$0.538862	$—	$1.117041	$1.708744	3%	32%	0%	65%	100%
BGY	$0.266575	$—	$—	$1.553825	$1.820400	15%	0%	0%	85%	100%
BCF	$0.086040	$—	$—	$1.001160	$1.087200	8%	0%	0%	92%	100%
BQY	$0.346804	$—	$—	$0.440696	$0.787500	44%	0%	0%	56%	100%

Each Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

BOE’s, BGY’s and BQY’s Boards each approved a change to certain non-fundamental investment policies of the Trusts. Under normal circumstances, the Trusts anticipate it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Advisor, in which case the Trusts would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Trusts consider to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Trusts will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). This change in the Trusts’ non-fundamental investment policy may reduce the Trusts’ flexibility to respond to global market events. For temporary defensive purposes, the Trusts may deviate very substantially from the allocation described above.

BGR’s Board recently approved a change to the Trust’s name from “BlackRock Global Energy and Resources Trust” to “BlackRock Energy and Resources Trust.”

Other than the revisions to BOE’s, BGY’s and BQY’s investment policy discussed above, during the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

100	ANNUAL REPORT	OCTOBER 31, 2009

Additional Information (concluded)

General Information (concluded)

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2009	101

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

#CEF-ANN-BK10-1009

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Kent Dixon
Frank J. Fabozzi
James T. Flynn
W. Carl Kester
Karen P. Robards
Robert S. Salomon, Jr. (retired effective December 31, 2008)

The registrant’s board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock S&P
Quality Rankings
Global Equity
Managed Trust	$35,200	$35,000	$0	$0	$6,100	$6,100	$1,028	$1,049

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock S&P Quality
Rankings Global Equity
Managed Trust	$414,628	$412,149

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –

Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Kent Dixon
Frank J. Fabozzi
James T. Flynn
W. Carl Kester
Karen P. Robards
Robert S. Salomon, Jr. (retired effective December 31, 2008)

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund securities to the Fund’s investment adviser (“Investment Adviser”) pursuant to the Investment Adviser’s proxy voting guidelines. Under these guidelines, the Investment Adviser will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Adviser, or any affiliated person of the Fund or the Investment Adviser, on the other. In such event, provided that the Investment Adviser’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients. If the Investment Adviser determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Adviser’s Portfolio Management Group and/or the Investment Adviser’s Legal and Compliance Department and

concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the SEC’s website at http://www.sec.gov.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2009.

(a)(1) The registrant (or “Fund”) is managed by a team of investment professionals comprised of David Byrket, CFA, Managing Director at BlackRock and Fred Herrmann, CFA, CPA, Managing Director at BlackRock. Each is a member of BlackRock’s Active Quantitative equity team. Messrs. Byrket and Herrmann are the Fund’s portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Byrket and Herrmann have been members of the Fund’s portfolio management team since 2004.

Portfolio Manager	Biography

David Byrket, CFA	Managing Director of BlackRock, Inc. since 2003; Co-head of BlackRock’s New York-based Active Quantitative equity team.

Fred Herrmann, CFA, CPA	Managing Director of BlackRock, Inc. since 2003; Co-head of BlackRock’s New York-based Active Quantitative equity team.

(a)(2) As of October 31, 2009:

	(ii) Number of Other Accounts Managed			(iii) Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
				Performance-Based

	Other	Other Pooled		Other	Other Pooled
(i) Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies

David Byrket	3	3	11	0	0	2

	$1.33 Billion	$45.9 Million	$1.4 Billion	$0	$0	$413.4 Million

Fred Herrmann	3	3	11	0	0	2

	$1.33 Billion	$45.9 Million	$1.4 Billion	$0	$0	$413.4 Million

(iv) Potential Material Conflicts of Interest

BlackRock and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Byrket and Herrmann currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of October 31, 2009:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., Mergent Dividend Achievers Index, MSCI World Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Byrket and Herrmann have each received awards under the LTIP.

     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Byrket and Herrmann have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities – October 31, 2009.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned

David Byrket	None

Fred Herrmann	$1 - $10,000

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

12(c) –	Notices to the registrant’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1[1]

[1]  The Trust has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Trust to make the disclosures to the holders of the Trust’s common shares, in addition to the information required by Section 19(a) of the Investment Company Act and Rule 19a-1 thereunder. The Trust is likewise obligated to file with the Commission the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: December 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: December 21, 2009